                                                     Registration No. 333-45914
                                                                      811-10133

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 3

                             SEPARATE ACCOUNT SPVL
               OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
           X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          ---
              60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ---
              on (date) pursuant to paragraph (a) (1) of Rule 485
          ---
              this post-effective amendment designates a new effective date --- for a previously filed post-effective amendment.

                          SINGLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before February 15, 2002.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8b-2 AND THE PROSPECTUS A

ITEM NO. OF
FORM N-8b-2      CAPTION IN PROSPECTUS
-----------      ---------------------
1                 Cover Page
2                 Cover Page
3                 Not Applicable
4                 Distribution
5                 Description of the Company, The Variable Account and
                  the Underlying Funds
6                 The Variable Account
7                 Not Applicable
8                 Not Applicable
9                 Legal Proceedings
10                Summary; Description of the Company, Variable Account and
                  Underlying Funds; The Contract; Contract Termination and
                  Reinstatement; Other Contract Provisions
11                Summary; The Underlying Funds; Investment Objectives and
                  Policies
12                Summary; The Underlying Funds
13                Summary; The Underlying Funds; Charges and Deductions
14                Summary; Application for a Contract
15                Summary; Application for a Contract; Premium Payments;
                  Allocation of Net Premiums
16                The Variable Account; The Underlying Funds; Allocation of Net
                  Premiums
17                Summary; Surrender; Partial Withdrawal;  Charges and
                  Deductions;  Contract Termination and Reinstatement
18                The Variable Account; The Underlying Funds; Premium Payments
19                Reports; Voting Rights
20                Not Applicable
21                Summary; Contract Loans; Other Contract Provisions
22                Other Contract Provisions
23                Not Required
24                Other Contract Provisions
25                Allmerica Financial
26                Not Applicable
27                The Company
28                Directors and Principal Officers of the Company
29                The Company
30                Not Applicable
31                Not Applicable
32                Not Applicable
33                Not Applicable
34                Not Applicable
35                Distribution
36                Not Applicable
37                Not Applicable
38                Summary; Distribution
39                Summary; Distribution
40                Not Applicable
41                The Company, Distribution
42                Not Applicable

43                Not Applicable
44                Premium Payments; Contract Value and Cash Surrender Value
45                Not Applicable
46                Contract Value and Cash Surrender Value; Federal Tax
                  Considerations
47                The Company
48                Not Applicable
49                Not Applicable
50                The Variable Account
51                Cover Page;  Summary;  Charges and  Deductions;  The Contract;
                  Contract  Termination  and Reinstatement; Other Contract
                  Provisions
52                Addition, Deletion or Substitution of Investments
53                Federal Tax Considerations
54                Not Applicable
55                Not Applicable
56                Not Applicable
57                Not Applicable
58                Not Applicable
59                Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8b-2 AND THE PROSPECTUS B

ITEM NO  OF
FORM N-8b-2      CAPTION IN PROSPECTUS
-----------      ---------------------
1                 Cover Page
2                 Cover Page
3                 Not Applicable
4                 Distribution
5                 The Company, The Variable Account
6                 The Variable Account
7                 Not Applicable
8                 Not Applicable
9                 Legal Proceedings
10                Summary;  Description of the Company, Variable Account and
                  Underlying Funds; The Contract; Contract Termination and
                  Reinstatement; Other Contract Provisions
11                Summary; The Underlying Funds; Investment Objectives and
                  Policies
12                Summary; The Underlying Funds
13                Summary; The Underlying Funds; Charges and Deductions
14                Summary; Applying for a Contract
15                Summary; Applying for a Contract; Premium Payments; Allocation
                  of Net Premiums
16                The Variable Account; The Underlying Funds; Allocation of
                  Net Premiums
17                Summary; Surrender; Partial Withdrawal;  Charges and
                  Deductions;  Contract Termination and Reinstatement
18                The Variable Account; The Underlying Funds; Premium Payments
19                Reports; Voting Rights
20                Not Applicable
21                Summary; Contract Loans; Other Contract Provisions
22                Other Contract Provisions
23                Not Required
24                Other Contract Provisions
25                Allmerica Financial
26                Not Applicable
27                The Company
28                Directors and Principal Officers
29                The Company
30                Not Applicable
31                Not Applicable
32                Not Applicable
33                Not Applicable
34                Not Applicable
35                Distribution
36                Not Applicable
37                Not Applicable
38                Summary; Distribution
39                Summary; Distribution
40                Not Applicable
41                The Company, Distribution
42                Not Applicable
43                Not Applicable

44                Premium Payments; Contract Value and Cash Surrender Value
45                Not Applicable
46                Contract Value and Cash Surrender Value; Federal Tax
                  Considerations
47                The Company
48                Not Applicable
49                Not Applicable
50                The Variable Account
51                Cover Page;  Summary;  Charges and  Deductions;  The Contract;
                  Contract  Termination  and Reinstatement; Other Contract
                  Provisions
52                Addition, Deletion or Substitution of Investments
53                Federal Tax Considerations
54                Not Applicable
55                Not Applicable
56                Not Applicable
57                Not Applicable
58                Not Applicable
60                Not Applicable

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about Allmerica Estate Optimizer, a modified single payment variable life insurance contract issued by First Allmerica Financial Life Insurance Company. The contracts are funded through Separate Account SPVL, a separate investment account of the Company that is referred to as the Variable Account. The Contracts are designed for a large single payment and limit the ability to make additional payments. The Contract requires the Contract Owner to make an initial payment of at least $25,000. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------       -----------------------------------------
AIT Core Equity Fund                              Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                             Fidelity VIP Growth Portfolio
AIT Government Bond Fund                          Fidelity VIP High Income Portfolio
AIT Money Market Fund                             Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select Emerging Markets Fund                  II
AIT Select Growth and Income Fund                 Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select International Equity Fund              FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Select Investment Grade Income Fund           PRODUCTS TRUST (CLASS 2)
AIT Select Strategic Growth Fund                  FT VIP Franklin Large Cap Growth
AIT Select Strategic Income Fund                  Securities Fund
AIT Select Value Opportunity Fund                 FT VIP Franklin Small Cap Fund
ALLIANCE VARIABLE PRODUCTS                        INVESCO VARIABLE INVESTMENT FUNDS, INC.
SERIES FUND, INC. (CLASS B)                       INVESCO VIF Health Sciences Fund
Alliance Premier Growth Portfolio
                                                  JANUS ASPEN SERIES (SERVICE SHARES)
DELAWARE VIP TRUST                                Janus Aspen Growth Portfolio
Delaware VIP International Value Equity
Series                                            T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                  T. Rowe International Stock Portfolio


THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE CONTRACTS INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE CONTRACT. THIS LIFE CONTRACT IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each Contract is a modified endowment contract for federal income tax purposes, except in certain circumstances described in FEDERAL TAX CONSIDERATIONS. A loan, distribution or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of accumulated income in the contract. Death Benefits under a modified endowment contract, however, are generally not subject to federal income tax. See FEDERAL TAX CONSIDERATIONS.

We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Correspondence may be mailed to: Allmerica Select, P.O. Box 8014, Boston, MA 02266-8014



                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       3
SUMMARY OF FEES AND CHARGES.................................       6
SUMMARY OF CONTRACT FEATURES................................       9
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      14
INVESTMENT OBJECTIVES AND POLICIES..........................      16
THE CONTRACT................................................      19
    Market Timers...........................................      19
    Applying for a Contract.................................      19
    Free Look Period........................................      20
    Conversion Privilege....................................      20
    Payments................................................      20
    Allocation of Payments..................................      21
    Transfer Privilege......................................      21
    Death Benefit (Without Guaranteed Death Benefit)........      22
    Guaranteed Death Benefit................................      23
    Contract Value..........................................      24
    Payment Options.........................................      26
    Optional Insurance Benefits.............................      26
    Surrender...............................................      26
    Partial Withdrawal......................................      26
CHARGES AND DEDUCTIONS......................................      27
    Monthly Deductions......................................      27
    Daily Deductions........................................      28
    Surrender Charge........................................      28
    Transfer Charges........................................      30
CONTRACT LOANS..............................................      30
CONTRACT TERMINATION AND REINSTATEMENT......................      31
OTHER CONTRACT PROVISIONS...................................      32
FEDERAL TAX CONSIDERATIONS..................................      33
    The Company and the Variable Account....................      33
    Taxation of the Contracts...............................      33
    Modified Endowment Contracts............................      34
    Contract Loans..........................................      34
    Diversification.........................................      34
VOTING RIGHTS...............................................      35
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      35
DISTRIBUTION................................................      36
REPORTS.....................................................      37
LEGAL PROCEEDINGS...........................................      37
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      37
FURTHER INFORMATION.........................................      38
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      38
INDEPENDENT ACCOUNTANTS.....................................      39
FINANCIAL STATEMENTS........................................      39
APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE...........     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on his/her last birthday measured on the Date of Issue and each Contract anniversary.

ALLMERICA FINANCIAL: Allmerica Financial Life Insurance and Annuity Company.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

CONTRACT OWNER: the person who may exercise all rights under the Contract, with the consent of any irrevocable Beneficiary. "You" and "your" refer to the Contract Owner in this prospectus.

CONTRACT VALUE: the total value of your Contract. It is the SUM of the:

    - Value of the units of the Sub-Accounts credited to your Contract; PLUS

    - Accumulation in the Fixed Account credited to the Contract.

DATE OF ISSUE: the date the Contract was issued, used to measure the Monthly Processing Date, Contract months, Contract years and Contract anniversaries.


DEATH BENEFIT: the Face Amount (the amount of insurance determined by your payment) or the Guideline Minimum Sum Insured, whichever is greater. After the Final Payment Date, if the Guaranteed Death Benefit is in effect, the Death Benefit will be the greater of the Face Amount as of the Final Payment Date or the Contract Value as of the date due proof of death is received by the Company.


EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's Underwriting Class.

FACE AMOUNT: the amount of insurance coverage. The Face Amount is shown in your Contract.

FINAL PAYMENT DATE: the Contract anniversary before the Insured's 100th birthday. After this date, no payments may be made and the Net Death Benefit is the Contract Value less any Outstanding Loan. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed interest rate.

FIRST ALLMERICA: First Allmerica Financial Life Insurance Company. "We," "our," "us," and "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

GENERAL ACCOUNT: all our assets other than those held in separate investment accounts.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Death Benefit required to qualify the Contract as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the product of

    - The Contract Value TIMES

    - A percentage based on the Insured's age

The percentage factor is a percentage that, when multiplied by the Contract Value, determines the Guideline Minimum Death Benefit required under federal tax laws. The percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.

GUIDELINE SINGLE PREMIUM: used to determine the Face Amount under the Contract.

INSURED: the person or persons covered under the Contract. If more than one person is named, all provisions of the Contract that are based on the death of the Insured will be based on the date of death of the last surviving Insured.

LOAN VALUE: the maximum amount you may borrow under the Contract.

MONTHLY DEDUCTIONS: the amount of money that we deduct from the Contract Value each month to pay for the Monthly Maintenance Fee, Administration Charge, Monthly Insurance Protection Charge, Distribution Charge and the Federal and State Payment Tax Charge.

MONTHLY INSURANCE PROTECTION CHARGE: the amount of money that we deduct from the Contract Value each month to pay for the insurance.

MONTHLY PROCESSING DATE: the date, shown in your Contract, when Monthly Deductions are deducted.

NET DEATH BENEFIT: Before the Final Payment Date the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan on the Insured's death rider charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawal costs and surrender charges.


After the Final Payment Date, if the Guaranteed Death Benefit is NOT in Effect, the Net Death Benefit is:


    - The Contract Value; MINUS

    - Any Outstanding Loan on the Insured's death.


If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated. The guaranteed Net Death Benefit will be:



    - the greater of (a) Face Amount as of the Final Payment Date or (b) the Contract Value as of the date due proof of death is received by the Company, MINUS



    - any Outstanding Loan, through the Contract month in which the Insured dies.


OUTSTANDING LOAN: all unpaid Contract loans plus loan interest due or accrued.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts of the Variable Account in the same proportion that, on the date of allocation, the Contract Value in the Fixed Account (other than value subject to Outstanding
Loan) and the Contract Value in each Sub-Account bear to the total Contract
Value.

SECOND-TO-DIE: the Contract may be issued as a joint survivorship ("Second-to-Die") Contract. Life insurance coverage is provided for two Insureds, with death benefits payable at the death of the last surviving Insured.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a Fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Contract Value less any Outstanding Loan and surrender charges.

UNDERLYING FUNDS (FUNDS): the investment portfolios of Allmerica Investment Trust ("AIT"), Delaware VIP Trust ("Delaware VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Janus Aspen Series ("Janus") and T. Rowe Price International Series, Inc. ("T. Rowe Price"), which are available under the Contract.


UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application and other Evidence of Insurability we consider. The Insured's underwriting class will affect the Monthly Insurance Protection Charge.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any Funds and Unit values of any Sub-Accounts are computed. Valuation dates currently occur on:

    - Each day the New York Stock Exchange is open for trading; and

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities so that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account SPVL, one of the Company's separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.

We deduct the following monthly charges from the Contract Value:

    - a $2.50 Maintenance Fee from Contracts with a Contract Value of less than $100 (See "Maintenance Fee");

    - 0.20% on an annual basis for the administrative expenses (See "Administration Charge");

    - a deduction for the cost of insurance, which varies depending on the type of Contract and Underwriting Class (See "Monthly Insurance Protection Charge");

    - For the first ten Contract years only, 0.90% on an annual basis for distribution expenses (See "Distribution Fee"); and

    - For the first Contract year only, 1.50% on an annual basis for federal, state and local taxes (See "Federal and State Payment Tax Charge").

The following daily charge is deducted from the Variable Account:

    - 0.90% on an annual basis for the mortality and expense risks (See "Mortality and Expense Risk Charge").

There are deductions from and expenses paid out of the assets of the Funds that are described in their prospectuses.

WHAT CHARGES DO I INCUR IF I SURRENDER MY CONTRACT OR MAKE A PARTIAL WITHDRAWAL?

The charges below apply only if you surrender your Contract or make partial withdrawals:

    - Surrender Charge -- A surrender charge on a withdrawal exceeding the "Free 10% Withdrawal," described below. This charge applies on surrenders or partial withdrawals within ten Contract years from Date of Issue. The surrender charge begins at 10.00% of the amount that exceeds the Free 10% Withdrawal amount and decreases to 0% by the tenth Contract year.

    - Partial Withdrawal Transaction Fee -- A transaction fee of 2.0% of the amount withdrawn, not to exceed $25, for each partial withdrawal for processing costs. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                  OTHER EXPENSES
                                                                         FEES       (AFTER ANY
                                                    MANAGEMENT FEE      UNDER       APPLICABLE      TOTAL FUND EXPENSES
                                                      (AFTER ANY        12B-1        WAIVERS/       (AFTER ANY WAIVERS/
UNDERLYING FUND                                   VOLUNTARY WAIVERS)    PLAN*     REIMBURSEMENTS)     REIMBURSEMENTS)
---------------                                   ------------------    -----     ---------------     ---------------
AIT Core Equity Fund (Service Shares)...........        0.55%           0.15%          0.06%               0.76%(1)(2)
AIT Equity Index Fund (Service Shares)..........        0.28%           0.15%          0.06%               0.49%(1)(2)
AIT Government Bond Fund (Service Shares).......        0.50%           0.15%          0.08%               0.73%(1)
AIT Money Market Fund (Service Shares)..........        0.31%           0.15%          0.05%               0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares)...............................        0.83%           0.15%          0.07%               1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares)...............................        0.88%           0.15%          0.06%               1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares)...............................        1.35%           0.15%          0.34%               1.84%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares)...............................        0.68%           0.15%          0.05%               0.88%(1)(2)
AIT Select Growth Fund (Service Shares).........        0.79%           0.15%          0.06%               1.00%(1)(2)
AIT Select International Equity Fund
 (Service Shares)...............................        0.89%           0.15%          0.12%               1.16%(1)(2)
AIT Select Investment Grade Income Fund
 (Service Shares)...............................        0.41%           0.15%          0.06%               0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares)...............................        0.85%           0.15%          0.29%               1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares)...............................        0.58%           0.15%          0.39%               1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares)...............................        0.87%           0.15%          0.05%               1.07%(1)(2)
Alliance Premier Growth Portfolio (Class B).....        1.00%           0.25%          0.04%               1.29%
Delaware VIP International Value Equity
 Series.........................................        0.84%           0.00%          0.16%               1.00%(3)
Fidelity VIP Equity-Income Portfolio............        0.48%           0.00%          0.10%               0.58%(4)
Fidelity VIP Growth Portfolio...................        0.58%           0.00%          0.10%               0.68%(4)
Fidelity VIP High Income Portfolio..............        0.58%           0.00%          0.13%               0.71%(4)
Fidelity VIP Overseas Portfolio.................        0.73%           0.00%          0.19%               0.92%(4)
Fidelity VIP II Asset Manager Portfolio.........        0.53%           0.00%          0.11%               0.64%(4)
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)......................................        0.75%           0.25%          0.03%               1.03%(5)(6)
FT VIP Franklin Small Cap Fund (Class 2)........        0.53%           0.25%          0.31%               1.09%(5)(7)
INVESCO VIF Health Sciences Fund................        0.75%           0.00%          0.31%               1.06%(8)
Janus Aspen Growth Portfolio (Service Shares)...        0.65%           0.25%          0.01%               0.91%(9)
T. Rowe Price International Stock Portfolio.....        1.05%           0.00%          0.00%               1.05%(10)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contractowners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



    Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



    In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



    Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio and 0.70% for Fidelity VIP High Income Portfolio.



(5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(6)  The Fund administration fee is paid indirectly through the management fee.



(7) For the FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.



(8) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(9) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(10) Management fees include ordinary, recurring operating expenses.

                          SUMMARY OF CONTRACT FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Contract, together with its attached application, constitutes the entire agreement between you and the Company.


There is no guaranteed minimum Contract Value. The value of a Contract will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Contract Value will also be adjusted for other factors, including the amount of charges imposed. The Contract Value may decrease to the point where the Contract will lapse and provide no further death benefit without additional premium payments, unless the Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.


WHAT IS THE CONTRACT'S OBJECTIVE?

The objective of the Contract is to give permanent life insurance protection and to help you build assets tax-deferred. Benefits available through the Contract include:

    - A life insurance benefit that can protect your family;

    - Payment options that can guarantee an income for life, if you want to use your Contract for retirement income;

    - A personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

    - Experienced professional investment advisers; and

    - Tax deferral on earnings while your money is accumulating.

The Contract combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Contract Value will increase or decrease depending on investment results. Unlike traditional insurance policies, the Contract has no fixed schedule for payments.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is a contract between you and us. Each Contract has a Contract Owner ("you"), the Insured and a Beneficiary. As Contract Owner, you make the payment, choose investment allocations and select the Insured and Beneficiary. The Insured is the person covered under the Contract. The Beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the Beneficiary when the Insured dies while the Contract is in effect. If the Contract was issued as a Second-to-Die Contract, the Net Death Benefit will be paid on the death of the last surviving Insured.

Before the Final Payment Date, the Death Benefit is either the Face Amount (the amount of insurance determined by your payment) or the minimum death benefit provided by the Guideline Minimum Sum Insured, whichever is greater. The Net Death Benefit is the Death Benefit less any Outstanding Loan, rider charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, if the Guaranteed Death Benefit is NOT in effect, the Net Death Benefit is the Contract Value less any Outstanding Loan. The Beneficiary may receive the Net Death Benefit in a lump sum or under one of the Company's payment options. If the Guaranteed Death Benefit is in effect on the Final Payment Date, a Guaranteed Death Benefit will be provided unless the Guaranteed Death Benefit is subsequently terminated. The Guaranteed Death Benefit will be either the Face or the Contract Value as of the date due proof of death is received by the Company, which is greater, reduced by any Outstanding Loan through the Contract month in which the insured dies. For more information, see "Guaranteed Death Benefit."


CAN I EXAMINE THE CONTRACT?

Yes. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives within 10 days (or such later date as required in your state) after you receive the Contract. If your Contract was purchased in New York as a replacement for an existing policy, you after the right to cancel for up to 60 days after your receive the Contract.

If you exercise your right to cancel, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

Where required by state law, your refund will be your entire payment. Otherwise, the refund will equal the sum of:

    - Amounts allocated to the Fixed Account; PLUS

    - The value of the Units in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits you to allocate payments to up to 20 Sub-Accounts of the Variable Account at one time. Each Sub-Account invests its assets in a corresponding Underlying Fund. In some states, insurance regulations may restrict the availability of particular Underlying Funds.

The Contract also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Contract provides for a full refund under its "Right to Examine Contract" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine" provision of your Contract. After this, we will allocate all amounts as you have chosen.

The Underlying Funds and their investment managers are as follows:


UNDERLYING FUND                                 MANAGER
---------------                                 -------
AIT Core Equity Fund                            UBS Global Asset Management (Americas) Inc. and
                                                Goldman Sachs Asset Management
AIT Equity Index Fund                           Allmerica Asset Management, Inc.
AIT Government Bond Fund                        Allmerica Asset Management, Inc.
AIT Money Market Fund                           Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund               Massachusetts Financial Services Company and
                                                Jennison Associates LLC
AIT Select Capital Appreciation Fund            T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                Schroder Investment Management North America Inc.
AIT Select Growth and Income Fund               J. P. Morgan Investment Management Inc.
AIT Select Growth Fund                          Putnam Investment Management, LLC
AIT Select International Equity Fund            Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund         Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                TCW Investment Management Company
AIT Select Strategic Income Fund                Western Asset Management Company
AIT Select Value Opportunity Fund               Cramer Rosenthal McGlynn, LLC
Alliance Premier Growth Portfolio               Alliance Capital Management, L.P.
Delaware VIP International Value Equity Series  Delaware International Advisers, Ltd.
Fidelity VIP Equity-Income Portfolio            Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                   Fidelity Management & Research Company
Fidelity VIP High Income Portfolio              Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio                 Fidelity Management & Research Company
Fidelity VIP II Asset Manager Portfolio         Fidelity Management & Research Company
FT VIP Franklin Large Cap Growth Securities     Franklin Advisers, Inc.
Fund
FT VIP Franklin Small Cap Fund                  Franklin Advisers, Inc.
INVESCO VIF Health Sciences Fund                INVESCO Funds Group, Inc.
Janus Aspen Growth Portfolio                    Janus Capital
T. Rowe Price International Stock Portfolio     T. Rowe Price International, Inc.


CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. You may transfer among the Funds and the Fixed Account, subject to our consent and then current rules. Under present law, you will incur no current taxes on transfers while your money is in the Contract. You also may elect automatic account rebalancing so that assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more Sub-Accounts. See "Transfer Privilege."

The first 12 transfers of Contract Value in a Contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same Contract year. This charge is for the costs of processing the transfer.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Contract requires a single payment on or before the Date of Issue. Additional payment(s) of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the Contract.

WHAT IF I NEED MY MONEY?

You may borrow up to the Loan Value of your Contract. The Loan Value is 90% of your Surrender Value. You may also make partial withdrawals and surrender the Contract for its Surrender Value.

The guaranteed annual interest rate credited to the Contract Value securing a loan will be at least 4.0% (5.5% for a preferred loan). The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%.

We will allocate Contract loans among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer the Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account.

You may surrender your Contract and receive its Surrender Value. You may make partial withdrawals of $1,000 or more from the Contract Value, subject to a partial withdrawal transaction fee and any applicable surrender charges. The Face Amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Contract. See FEDERAL TAX CONSIDERATIONS, "Contract Loans." A surrender on partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS, "Taxation of the Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

Yes. There are several changes you can make after receiving your Contract, within limits. You may

    - Cancel your Contract under its "Right to Cancel" provision;

    - Transfer your ownership to someone else;

    - Change the Beneficiary;

    - Change the allocation for any additional payment, with no tax consequences under current law;

    - Make transfers of the Contract Value among the Funds, with no taxes incurred under current law; and

    - Add or remove the optional insurance benefits provided by rider.

CAN I CONVERT MY CONTRACT INTO A FIXED CONTRACT?

Yes. You can convert your Contract without charge during the first 24 months after the Date of Issue. On conversion, we will transfer the Contract Value in the Variable Account to the Fixed Account. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY CONTRACT?


The Contract will not lapse unless the Surrender Value on a Monthly Processing Date is less than zero. There is a 62-day grace period in this situation. If the Insured has not died, you may reinstate your Contract within three years after the grace period, within limits. The Insured must provide evidence of insurability subject to our then current underwriting standards. See CONTRACT TERMINATION AND REINSTATEMENT. If the Guaranteed Death Benefit is in effect, the Contract will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). However, if the Guaranteed Death Benefit terminates, the Contract may then lapse. See THE CONTRACT -- "Guaranteed Death Benefit."


HOW IS MY CONTRACT TAXED?

The Contract has been designed to be a "modified endowment contract." However, under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") an exchange of (1) a life insurance contract entered into before June 21, 1988 or (2) a life insurance contract that is not itself a modified endowment contract, will not cause this Contract to be treated as a modified endowment contract if no additional payments are made and there is no increase in the death benefit as a result of the exchange.

If the Contract is considered a modified endowment contract, all distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income. However, the Net Death Benefit under the Contract is excludable from the gross income of the Beneficiary. In some circumstances, federal estate tax may apply to the Net Death Benefit or the Contract Value. See "Taxation of the Contracts."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. The Prospectus and the Contract provide further detail. The Contract provides insurance protection for the named beneficiary. The Contract and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT.

NO CLAIM IS MADE THAT THE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company, organized under the law of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account with twenty-six (26) Sub-Accounts. You may have allocations in up to twenty (20) Sub-Accounts at one time. Each Sub-Account invests in a corresponding Underlying Fund. The assets used to fund the variable part of the Policies are set aside in Sub-Accounts and are separate from our general assets. We administer and account for each Sub-Account as part of our general business. However, income, capital gains and capital losses are allocated to each Sub-Account without regard to any of our other income, capital gains or capital losses. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the Sub-Accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.


ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios are currently available under the Contract: Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE VIP TRUST


Delaware VIP Trust Fund ("Delaware VIP") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Delaware VIP or its separate investment series. Delaware VIP was established to serve as an investment vehicle for various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Contract: Delaware VIP International Value Equity Series. The investment adviser for the Series is Delaware International Advisers Ltd. ("DIAL"). Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Fidelity VIP"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Asset Manager Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


Franklin Templeton Variable Insurance Products Trust ("FT VIP")and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Two of its investment portfolios are available under the Contract: FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. One of its investment portfolios is available under the Contract: Janus Aspen Growth Portfolio.



T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: T. Rowe Price International Stock Portfolio. An affiliate of Price International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. The Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.



AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.



AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.



AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.



AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.



AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Fund may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.



AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.



AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.



AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.



AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.



AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.



AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.



AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth by investing primarily in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.



ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Series formerly was known as International Equity Series.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.



FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.



FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Contract Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

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                                  THE CONTRACT


MARKET TIMERS



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contracts.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


APPLYING FOR A CONTRACT

Individuals wishing to purchase a Contract must complete an application and submit it to an authorized representative or to the Company at its Principal Office. We offer Contracts to applicants 89 years old and under. After receiving a completed application from a prospective Contract Owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

If a prospective Contract Owner makes the initial payment with the application, we will provide fixed conditional insurance during underwriting. The conditional insurance will be based upon Death Benefit Factors shown in the Conditional Insurance Agreement, up to a maximum of $500,000, depending on Age and Underwriting Class. This coverage will continue for a maximum of 90 days from the date of the application or, if required, the completed medical exam. If death is by suicide, we will return only the payment made. If the initial payment is not made with the application, on Contract delivery we will require the initial payment to place the insurance in force.

If you made the initial payment before the date of Issuance and Acceptance, we will allocate the payment to our Fixed Account within two business days of receipt of the payment at our Principal Office. IF WE ARE UNABLE TO ISSUE THE CONTRACT, THE PAYMENT WILL BE RETURNED TO THE CONTRACT OWNER WITHOUT INTEREST.

If your application is approved and the Contract is issued and accepted, we will allocate your Contract Value on Issuance and Acceptance according to your instructions. However, if your Contract provides for a full refund of payments under its "Right to Cancel" provision as required in your state (see THE CONTRACT -- "Free Look Period," below), we will initially allocate your Sub-Account investments to the AIT Money Market Fund. We will reallocate all amounts according to your investment choices no later than the expiration of the right to cancel period.

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If your initial payment is equal to the amount of the Guideline Single Premium, the Contract will be issued with the Guaranteed Death Benefit at no additional cost. If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated. See THE CONTRACT -- "Death Benefit" -- "Guaranteed Death Benefit," below.


FREE LOOK PERIOD

The Contract provides for a free look period under the "Right to Cancel" provision. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives on or before the tenth day (or such later date as required in your state) after you receive the Contract. If your Contract was purchased in New York as a replacement for an existing policy, you after the right to cancel for up to 60 days after your receive the Contract. If you exercise your right to cancel, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

Where required by state law, your refund will be your entire payment. Otherwise, the refund will equal the sum of:

    - Amounts allocated to the Fixed Account; PLUS

    - The Contract Value in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

We may delay a refund of any payment made by check until the check has cleared your bank. Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue, you can convert your Contract into a fixed Contract by transferring all Contract Value in the Sub-Accounts to the Fixed Account. The conversion will take effect at the end of the Valuation Period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

The Contracts are designed for a large single payment to be paid by the Contract Owner on or before the Date of Issue. The minimum initial payment is $25,000. The initial payment is used to determine the Face Amount. The Face Amount will be determined by treating the payment as equal to 100% of the Guideline Single Premium. You may indicate the desired Face Amount on the application. If the Face Amount specified exceeds 100% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a higher Face Amount will be issued.

If the Face Amount specified is less than 80% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a lower Face Amount will be issued. The Contract Owner must agree to any amendment to the application.

Under our underwriting rules, the Face Amount must be based on 100% of the Guideline Single Premium to be eligible for simplified underwriting.

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. Any additional payment, after the initial payment, is credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

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The Contract limits the ability to make additional payments. However, no additional payment may be less than $10,000 without our consent. Any additional payment(s) may not cause total payments to exceed the maximum payment on the specifications page of your Contract.


Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent Contract lapse during a Contract year. See CONTRACT TERMINATION AND REINSTATEMENT.


ALLOCATION OF PAYMENTS


The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Contract, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Contract Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Contract Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Contract Value held in the Fixed Account that secures a Contract loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order.



TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS
The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Contract Value under the Contract.

    - You may make only one transfer involving the Fixed Account in each Contract quarter.

Currently, the first 12 transfers in a Contract year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Contract year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, contract loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION
You may have automatic transfers of at least $100 made on a periodic basis:

    - from the Fixed Account or the Sub-Account which invests in the AIT Money Market Fund of AIT to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Contract Value among the Sub-Accounts ("Automatic Account Rebalancing Option").

Automatic transfers may be made every one, three, six or twelve months. The first automatic transfer counts as one transfer toward the 12 free transfers allowed in each Contract year. Each subsequent automatic transfer is free and does not reduce the remaining number of transfers that are free in a Contract year.

Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Account Rebalancing Option may not be in effect at the same time. The Fixed Account is not included in Automatic Account Rebalancing.

If the Contract Value in the Sub-Account from which the automatic transfer is to be made is reduced to zero, the automatic transfer option will terminate. The Contract Owner must reapply for any future automatic transfers.

ASSET ALLOCATION MODEL REALLOCATIONS
If a Contract Owner elects to follow an asset allocation strategy, the Contract Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocations recommendations made by such third parties, and is not responsible for the investment allocations and transfers transacted on the Contract Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


DEATH BENEFIT (WITHOUT GUARANTEED DEATH BENEFIT)


If the Contract is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit to the named Beneficiary. For Second-to-Die Contracts, the Net Death Benefit is payable on the death of the last surviving Insured. There is no Death Benefit payable on the death of the first Insured to die. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER CONTRACT PROVISIONS -- "Delay of Payments." The Beneficiary may receive the Net Death Benefit in a lump sum or under a payment option, unless the payment option has been restricted by the Contract Owner. See APPENDIX B -- PAYMENT OPTIONS.

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The Death Benefit is the GREATER of the:

    - Face Amount OR

    - Guideline Minimum Sum Insured.

Before the Final Payment Date the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan, rider charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, the Net Death benefit is:

    - The Contract Value; MINUS

    - Any Outstanding Loan.


GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)



If at the time of issue the Contract Owner has made payments equal to 100% of the Guideline Single Premium, a Guaranteed Death Benefit will be added to the Contract at no additional charge. If this Guaranteed Death Benfeit is in effect, the Company:



    - guarantees that the Contract will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure); and



    - provides a guaranteed Net Death Benefit after the Final Payment Date.



Certain transactions, including certain Contract loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Guaranteed Death Benefit. IF THIS GUARANTEED DEATH BENEFIT IS TERMINATED, IT CANNOT BE REINSTATED.



GUARANTEED DEATH BENEFIT


The Death Benefit before the Final Payment Date will be the greater of the Face Amount as of the date of death OR the Minimum Sum Insured. Before the Final Payment Date the Net Death Benefit is:



    - the Death Benefit, MINUS



    - any Outstanding Loan on the Insured's death, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawal costs and surrender charges.



If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated, as described below. The guaranteed Net Death Benefit will be:



    - the GREATER of (a) the Face Amount as of the Final Payment Date or
      (b) the Contract Value as of the date due proof of death is received by the Company,



    - REDUCED by the Outstanding Loan, if any, through the contract month in which the Insured dies.



TERMINATION OF THE GUARANTEED DEATH BENEFIT


The Guaranteed Death Benefit will terminate (AND MAY NOT BE REINSTATED) on the first to occur of the following:



    - Foreclosure of the Outstanding Loan, if any; OR



    - Any contract change that results in a negative guideline level premium; OR



    - A request for a partial withdrawal or preferred loan after the Final Payment Date; OR



    - Upon your written request.

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GUIDELINE MINIMUM SUM INSURED -- The Guideline Minimum Sum Insured is a
percentage of the Contract Value as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE. The Guideline Minimum Sum Insured is computed based on federal tax regulations to ensure that the Contract qualifies as a life insurance Contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary. The Guideline Minimum Sum Insured under this Contract meets or exceeds the IRS Guideline Minimum Sum Insured.

ILLUSTRATION -- In this illustration, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

A Contract with a $100,000 Face Amount will have a Death Benefit of $100,000. However, because the Death Benefit must be equal to or greater than 250% of Contract Value, if the Contract Value exceeds $40,000 the Death Benefit will exceed the $100,000 Face Amount. In this example, each dollar of Contract Value above $40,000 will increase the Death Benefit by $2.50. For example, a Contract with a Contract Value of $50,000 will have a guideline minimum sum insured of $125,000 ($50,000 x 2.50); Contract Value of $60,000 will produce a guideline minimum sum insured of $150,000 ($60,000 x 2.50); and Contract Value of $75,000 will produce a guideline minimum sum insured of $187,500 ($75,000 x 2.50).

Similarly, if Contract Value exceeds $40,000, each dollar taken out of Contract Value will reduce the Death Benefit by $2.50. If, for example, the Contract Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $150,000 to $125,000. If, however, the Contract Value multiplied by the applicable percentage from the table in Appendix A is less than the Face Amount, the Death Benefit will equal the Face Amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Contract Value exceeded $54,055 (rather than $40,000), and each dollar then added to or taken from Contract Value would change the Death Benefit by $1.85.

CONTRACT VALUE

The Contract Value is the total value of your Contract. It is the SUM of:

    - Your accumulation in the Fixed Account; PLUS

    - The value of your Units in the Sub-Accounts.

There is no guaranteed minimum Contract Value. The Contract Value on any date depends on variables that cannot be predetermined.

Your Contract Value is affected by the:

    - Amount of your payment(s);

    - Interest credited in the Fixed Account;

    - Investment performance of the Funds you select;

    - Partial withdrawals;

    - Loans, loan repayments and loan interest paid or credited; and

    - Charges and deductions under the Contract.

COMPUTING CONTRACT VALUE -- We compute the Contract Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Contract Value is:

    - Your payment plus any interest earned during the underwriting period it was allocated to the Fixed Account (see THE CONTRACT -- "Applying for a Contract"); MINUS

    - The Monthly Deductions due.

On each Valuation Date after the Date of Issue, the Contract Value is the SUM of:

    - Accumulations in the Fixed Account; PLUS

    - The SUM of the PRODUCTS of:

    - The number of Units in each Sub-Account; TIMES

    - The value of a Unit in each Sub-Account on the Valuation Date.

THE UNIT -- We allocate each payment to the Sub-Accounts you selected. We credit allocations to the Sub-Accounts as Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Contract is the QUOTIENT of:

    - That part of the payment allocated to the Sub-Account; DIVIDED BY

    - The dollar value of a Unit on the Valuation Date the payment is received at our Principal Office.

The number of Units will remain fixed unless changed by a split of Unit value, transfer, loan, partial withdrawal or surrender. Also, Monthly Deductions taken from a Sub-Account will result in cancellation of Units equal in value to the amount deducted.

The dollar value of a Unit of a Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. This investment experience reflects the investment performance, expenses and charges of the Fund in which the Sub-Account invests. The value of each Unit was set at $1.00 on the first Valuation Date of each Sub-Account.

The value of a Unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the Unit on the preceding Valuation Date; TIMES

    - The Net Investment Factor.

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a Sub-Account during the Valuation Period just ended. The net investment factor for each Sub-Account is the result of:

    - The net asset value per share of a Fund held in the Sub-Account determined at the end of the current Valuation Period; PLUS

    - The per share amount of any dividend or capital gain distributions made by the Fund on shares in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; DIVIDED BY

    - The net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; MINUS

    - The mortality and expense risk charge for each day in the Valuation Period, currently at an annual rate of 0.90% of the daily net asset value of that Sub-Account.

The net investment factor may be greater or less than one.

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PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX B --PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Contract is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.


OPTIONAL INSURANCE BENEFITS



You may add optional insurance benefits to the Contract, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS.


SURRENDER

You may surrender the Contract and receive its Surrender Value. The Surrender Value is:

    - The Contract Value; MINUS

    - Any Outstanding Loan and surrender charges.

We will compute the Surrender Value on the Valuation Date on which we receive the Contract with a Written Request for surrender. We will deduct a surrender charge if you surrender the Contract within 10 full Contract years of the Date of Issue. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The Surrender Value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX B -- PAYMENT OPTIONS. We will normally pay the Surrender Value within seven days following our receipt of Written Request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of a surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

You may withdraw part of the Contract Value of your Contract on Written Request. Your Written Request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the Sub-Accounts and the Fixed Account. If you do not provide allocation instructions, we will make a Pro-rata Allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. The Face Amount is reduced proportionately based on the ratio of the amount of the partial withdrawal and charges to the Contract Value on the date of withdrawal.

On a partial withdrawal from a Sub-Account, we will cancel the number of Units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs and any applicable surrender fee. See CHARGES AND DEDUCTIONS -- "Surrender Charge" and CHARGES AND DEDUCTIONS -- "PARTIAL WITHDRAWAL TRANSACTION FEE." We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

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                             CHARGES AND DEDUCTIONS

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.


The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Contracts, where the Insured is within the following class of individuals:



      All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.


MONTHLY DEDUCTIONS

On the Monthly Processing Date, the Company will deduct an amount to cover charges and expenses incurred in connection with the Contract. This Monthly Deduction will be deducted by subtracting values from the Fixed Account accumulation and/or canceling Units from each applicable Sub-Account in the ratio that the Contract Value in the Sub-Account bears to the Contract Value. The amount of the Monthly Deduction will vary from month to month. If the Contract Value is not sufficient to cover the Monthly Deduction which is due, the Contract may lapse. (See CONTRACT TERMINATION AND REINSTATEMENT.) The Monthly Deduction is comprised of the following charges:

    - MAINTENANCE FEE: The Company will make a deduction of $2.50 from any Contract with less than $100 in Contract Value to cover charges and expenses incurred in connection with the Contract. This charge is to reimburse the Company for expenses related to issuance and maintenance of the Contract. The Company does not intend to profit from this charge.

    - ADMINISTRATION CHARGE: The Company imposes a monthly charge at an annual rate of 0.20% of the Contract Value. This charge is to reimburse us for administrative expenses incurred in the administration of the Contract. It is not expected to be a source of profit.

    - MONTHLY INSURANCE PROTECTION CHARGE: Immediately after the Contract is issued, the Death Benefit will be greater than the payment. While the Contract is in force, prior to the Final Payment Date, the Death Benefit will generally be greater than the Contract Value. To enable us to pay this excess of the Death Benefit over the Contract Value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of Contract and the Underwriting Class. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the Contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables, Tobacco User or Non-Tobacco User (Mortality Table B for unisex Contracts and Mortality Table D for Second-to-Die Contracts) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all Insured of the same Age, sex and Underwriting Class whose Contracts have been in force for the same period.

      The Underwriting Class of an Insured will affect the insurance protection rate. We currently place Insureds into standard Underwriting Classes and non-standard Underwriting Classes. The Underwriting Classes are also divided into two categories: tobacco user and non-tobacco user. We will place Insureds under the age of 18 at the Date of Issue in a standard or non-standard Underwriting Class. We will then classify the Insured as a non-tobacco user.

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    - DISTRIBUTION EXPENSE: During the first ten Contract years, we make a monthly deduction to compensate for a portion of the sales expense which are incurred by us with respect to the Contracts. This charge is equal to an annual rate of 0.90% of the Contract Value.

    - FEDERAL AND STATE PAYMENT TAX CHARGE: During the first Contract year, we make a monthly deduction to partially compensate the Company for the increase in federal tax liability from the application of Section 848 of the Internal Revenue Code and to offset a portion of the average premium tax the Company is expected to pay to various state and local jurisdictions. This charge is equal to an annual rate of 1.50% of the Contract Value. The Company does not intend to profit from the premium tax portion of this charge. Premium taxes vary from state-to-state, ranging from zero to 5%. The deduction may be higher or lower than the actual premium tax imposed by the applicable jurisdiction, and is made whether or not any premium tax applies.

DAILY DEDUCTIONS


We assess each Sub-Account with a charge for mortality and expense risks we assume. Fund expenses are also reflected in the value of the units of the Variable Account.


    - MORTALITY AND EXPENSE RISK CHARGE: We impose a daily charge at a current annual rate of 0.90% of the average daily net asset value of each Sub-Account. This charge compensates us for assuming mortality and expense risks for variable interests in the Contracts.

      The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Contracts will exceed those compensated by the maintenance fee and administration charges in the Contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - FUND EXPENSES: The value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses of the Funds whose shares the Sub-Accounts purchase. The prospectuses and statements of additional information of the Funds contain more information concerning the fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the Sub-Accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A contingent surrender charge is deducted from Contract Value in the case of surrender and/or a partial withdrawal for up to 10 years from Date of Issue of the Contract. The payments you make for the Contract are the maximum amount subject to a surrender charge. Certain withdrawals may be made without surrender charges, but any part of a withdrawal that is assessed a surrender charge reduces the remaining payments that will be subject to a surrender charge in the future.

In any Contract year, you may withdraw, without a surrender charge, up to:

    - 10% of the Contract Value at the time of the withdrawal, MINUS

    - The total of any prior free withdrawals in the same Contract year ("Free 10% Withdrawal.")

The 10% Free Withdrawal amount applies to both partial withdrawals and a full surrender of the Contract.

We will apply a surrender charge only to the amount by which your requested withdrawal exceeds the remaining 10% Free Withdrawal amount for that Contract year. This excess withdrawal amount, which is subject to a surrender charge based on the table below, reduces the remaining amount of your payments that will be subject to a surrender charge in the future. If the amount of the remaining payments that are subject to a surrender charge is reduced to zero, we will no longer assess a surrender charge, even if the surrender or partial withdrawal is within 10 years of the Contract's Date of Issue. During the first Contract year, the surrender charge could be as much as 10% of your purchase payments. See the EXAMPLES, below.

The surrender charge applicable to the excess withdrawal amount will depend upon the number of years that the Contract has been in force, based on the following schedule:

   Contract Year*        1       2      3      4      5      6      7      8      9        10+
Surrender Charge       10.00%  9.25%  8.50%  7.75%  7.00%  6.25%  4.75%  3.25%  1.50%      0%

*For a Contract that lapses and reinstates, see CONTRACT TERMINATION AND REINSTATEMENT.

The amount withdrawn from Contract Value equals the amount you request plus the contingent surrender charge and the partial withdrawal transaction fee (described below).

The right to make the Free 10% Withdrawal is not cumulative from Contract year to Contract year. For example, if you withdraw only 8% of Contract Value in the second Contract year, the amount you could withdraw in future Contract years would not be increased by the amount you did not withdraw in the second Contract year.

PARTIAL WITHDRAWAL TRANSACTION FEE
For each partial withdrawal (including a Free 10% Withdrawal), we deduct a transaction fee of 2.0% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

EXAMPLES
In each example below, it is assumed that you have not taken any loans from the Contract.

EXAMPLE 1. Assume that you made an initial payment of $100,000 to the Contract, and that the Contract Value is $120,000 when you request a full surrender of the Contract eight months later. The amount of the Free 10% Withdrawal is $12,000 (10% of Contract Value). The amount of the Contract Value that is subject to a surrender charge is $108,000 (the $120,000 Contract Value minus the Free 10% Withdrawal of $12,000). However, the amount of the surrender charge is capped at $10,000 (the first year surrender charge of 10% times your $100,000 payment to the Contract). The Surrender Value is $110,000 (the Contract Value of $120,000 minus the surrender charge of $10,000).

EXAMPLE 2. Assume that you made an initial payment of $100,000 for the Contract, and that you request a partial withdrawal of $15,000 at the beginning of the fifth Contract year when the Contract Value is $130,000. The amount of the Free 10% Withdrawal is $13,000 (10% of the Contract Value). The amount of the partial withdrawal that is subject to a surrender charge is $2,000 (the $15,000 you requested minus the Free 10% Withdrawal of $13,000). The amount of the surrender charge is $140 ($2,000 times the 7.00% surrender charge applicable in the fifth Contract year). The remaining Contract Value is $114,835 (the $130,000 Contract Value at the time of the withdrawal minus the $15,000 you requested, the $140 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is $98,000 (your $100,000 initial payment minus the $2,000 that was subject to the surrender charge).

Assume that, later in the same year, your Contract Value has grown to $150,000 and you make a request for a partial withdrawal of $10,000. The amount of the Free 10% Withdrawal is $2,000 (the $15,000 that is 10% of Contract Value at the time of withdrawal minus the prior Free 10% Withdrawal in that year of $13,000). The amount of the withdrawal that is subject to a surrender charge is $8,000 (the $10,000 you requested minus the current Free 10% Withdrawal of $2,000). The amount of the surrender charge is $560 ($8,000 times the 7.00% surrender charge applicable in the fifth contract year). The remaining Contract Value is $139,415 (the $150,000 Contract Value at the time of the withdrawal minus the $10,000 you requested, the $560 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is now $90,000 (the $98,000 of the initial payment that was still subject to a surrender charge after the first withdrawal minus the $8,000 that is subject to the surrender charge at the second withdrawal).

TRANSFER CHARGES

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that Contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers, the first automatic transfer counts as one transfer. Each future automatic transfer is without charge and does not reduce the remaining number of transfers that may be made without charge in that Contract year or in later Contract years. However, if you change your instructions for automatic transfers, the first automatic transfer thereafter will count as one transfer.

Each of the following transfers of Contract Value from the Sub-Accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Contract year:

    - A conversion within the first 24 months from Date of Issue;

    - A transfer to the Fixed Account to secure a loan; and

    - A transfer from the Fixed Account as a results of a loan repayment.

                                 CONTRACT LOANS

You may borrow money secured by your Contract Value, both during and after the first Contract year. The total amount you may borrow is the Loan Value. The Loan Value is 90% of the Contract Value minus any surrender charges.

The minimum loan amount is $1,000. The maximum loan is the Loan Value minus any Outstanding Loan. We will usually pay the loan within seven days after we receive the Written Request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

We will allocate the loan among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0% (5.5% for preferred loans). NO OTHER INTEREST WILL BE CREDITED.

PREFERRED LOAN OPTION

Any portion of the Outstanding Loan that represents earnings in this Contract may be treated as a preferred loan. You may change a preferred loan to a non-preferred loan at any time upon written request.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Contract. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

LOAN INTEREST CHARGED


The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%. Interest is due and payable in arrears at the end of each Contract year or for as short a period as the loan may exist. Interest accrues daily. Interest not paid when due will be added to the Outstanding Loan by transferring Contract Value equal to the interest due to the Fixed Account. The interest due will bear interest at the same rate.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Contract lapse. We will allocate that part of the Contract Value in the Fixed Account that secured a repaid loan to the Sub-Accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Contract Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Contract Value previously transferred from the Variable Account to secure the outstanding loan.

If the Outstanding Loan exceeds the Contract Value less the surrender charge, the Contract will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Contract will terminate with no value. See CONTRACT TERMINATION AND REINSTATEMENT.

EFFECT OF CONTRACT LOANS

Contract loans will permanently affect the Contract Value and Surrender Value, and may permanently affect the Death Benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Contract Value in the Fixed Account that secures the loan. We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from a surrender.

                     CONTRACT TERMINATION AND REINSTATEMENT

TERMINATION


Unless the Guaranteed Death Benefit is in effect, the Contract will terminate if on a Monthly Processing Date the Surrender Value is less than $0 (zero.) If this situation occurs, the Contract will be in default. You will then have a grace period of 62 days, measured from the date of default, to make a payment sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the payment due and the date by which it must be paid. Failure to make a sufficient payment within the grace period will result in the Contract terminating without value. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any overdue charges.


REINSTATEMENT

A terminated Contract may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the Monthly Processing Date following the date you submit to us:

    - Written application for reinstatement;

    - Evidence of Insurability showing that the Insured is insurable according to our current underwriting rules;

    - A payment that is large enough to cover the cost of all Contract charges that were due and unpaid during the grace period;

    - A payment that is large enough to keep the Contract in force for three months; and

    - A payment or reinstatement of any loan against the Contract that existed at the end of the grace period.


Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit may not be reinstated.


SURRENDER CHARGE -- For the purpose of measuring the surrender charge period, the Contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default.

CONTRACT VALUE ON REINSTATEMENT -- The Contract Value on the date of reinstatement is:

    - The payment made to reinstate the Contract and interest earned from the date the payment was received at our Principal Office; PLUS

    - The Contract Value less any Outstanding Loan on the date of default; MINUS

    - The Monthly Deductions due on the date of reinstatement.

You may reinstate any Outstanding Loan.

                           OTHER CONTRACT PROVISIONS

CONTRACT OWNER

The Contract Owner named on the specifications page of the Contract is the Insured unless another Contract Owner has been named in the application. As Contract Owner, you are entitled to exercise all rights under your Contract while the Insured is alive, with the consent of any irrevocable Beneficiary.

BENEFICIARY

The Beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Contract, the Beneficiary has no rights in the Contract before the Insured dies. While the Insured is alive, you may change the Beneficiary, unless you have declared the Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Contract Owner (or the Contract Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, we will pay each Beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless the Contract Owner has requested otherwise.

ASSIGNMENT

You may assign a Contract as collateral or make an absolute assignment. All Contract rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the Written Request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING CONTRACT PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE THE CONTRACT

We cannot challenge the validity of your Contract if the Insured was alive after the Contract had been in force for two years from the Date of Issue.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide within two years from the Date of Issue. Instead, we will pay the Beneficiary all payments made for the Contract, without interest, less any Outstanding Loan and partial withdrawals.

MISSTATEMENT OF AGE OR SEX

If the Insured's Age or sex is not correctly stated in the Contract application, we will adjust the Death Benefit and Face Amount under the Contract to reflect the correct Age and sex. The adjustment will be based upon the ratio of the maximum payment for the Contract to the maximum payment for the Contract issued for the correct Age or sex. We will not reduce the Death Benefit to less than the Guideline Minimum Sum Insured. For a unisex Contract, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Contract loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings;

    - The SEC restricts trading on the New York Stock Exchange; OR

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Contract Owner is a corporation or the Trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes with respect to the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE CONTRACTS

We believe that the Contracts described in this prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the total amount of premiums and on the relationship of the Contract Value to the Death Benefit. So long as the Contracts are life insurance contracts, the Net Death Benefit of the Contract is excludable from the gross income of the Beneficiary. Also, any increase in Contract Value is not taxable until received by you or your designee. Although the Company believes the Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to a last survivorship life insurance contract is not directly addressed by Section 7702. In absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Contract will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Contract Owner pays the full amount of payments permitted under the Contract. A Contract Owner contemplating the payment of such amounts should do so only after consulting a tax advisor. If a Contract were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance Contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay test" of Section 7702A. The seven-pay test provides that payments can not be paid at a rate more rapidly than allowed by the payment of seven annual payments using specified computational rules provided in Section 7702A. In addition, if benefits are reduced at anytime during the life of the Contract, there may be adverse tax consequences. Please consult your tax adviser.

If the Contract is considered a modified endowment contract, distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the Surrender Value exceeds the Contract Owner's investment in the Contract. Any other amounts will be treated as a return of capital up to the Contract Owner's basis in the Contract. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled;

    - Made after the taxpayer attains age 59 1/2; OR

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

The Company has designed this Contract to meet the definition of a modified endowment contract.

Any contract received in exchange for a modified endowment contract will also be a modified endowment contract. However, an exchange under Section 1035 of the Code of (1) a life insurance contract entered into before June 21, 1988 or
(2) a life insurance contract that is not itself a modified endowment Contract, will not cause the new Contract to be treated as a modified endowment contract if no additional payments are paid and there is no increase in the death benefit as a result of the exchange.

All modified endowment contracts issued by the same insurance company to the same Contract Owner during any calendar period will be treated as a single modified endowment contract in computing taxable distributions.

CONTRACT LOANS

Consumer interest paid on Contract loans under an individually owned Contract is not tax deductible. A business may deduct interest on loans up to $50,000 subject to a prescribed maximum amount, provided that the Insured is a "key person" of that business. The Code defines "key person" to mean an officer or a 20% owner.

DIVERSIFICATION

Federal tax law requires that the investment of each Sub-Account funding the Contracts be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the Funds, we believe that the Funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Contract Owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Contracts or our administrative rules may be modified as necessary to prevent a Contract Owner from being considered the owner of the assets of the Variable Account.

                                 VOTING RIGHTS

Where the law requires, we will vote Fund shares that each Sub-Account holds according to instructions received from Contract Owners with Contract Value in the Sub-Account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Contracts, we reserve the right to do so.

We will provide each person having a voting interest in a Fund with proxy materials and voting instructions. We will vote shares held in each Sub-Account for which no timely instructions are received in proportion to all instructions received for the Sub-Account. We will also vote in the same proportion our shares held in the Variable Account that do not relate to the Contracts.

We will compute the number of votes that a Contract Owner has the right to instruct on the record date established for the Fund. This number is the quotient of:

    - Each Contract Owner's Contract Value in the Sub-Account; divided by

    - The net asset value of one share in the Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Bruce C. Anderson                            Director (since 1996) and Vice President
  Director and Vice President                (since 1984) of First Allmerica
Warren E. Barnes                             Vice President (since 1996) and Corporate
  Vice President and Corporate Controller    Controller (since 1998) of First Allmerica
Mark R. Colborn                              Director (since 2000) and Vice President
  Director and Vice President                (since 1992) of First Allmerica
Charles F. Cronin                            Secretary and Counsel (since 2000) of First
  Secretary                                  Allmerica; Counsel (since 1996) of First
                                             Allmerica; Attorney (1991-1996) of Nutter,
                                             McClennen & Fish
J. Kendall Huber                             Director, Vice President and General Counsel
  Director, Vice President and General       (since 2000) of First Allmerica; Vice
  Counsel                                    President (1999) of Promos Hotel Corporation;
                                             Vice President and Deputy General Counsel
                                             (1998-1999) of Legg Mason, Inc.; Vice
                                             President and Deputy General Counsel
                                             (1995-1998) of USF&G Corporation

NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Mark A. Hug                                  Director (since 2001) and Vice President
  Director and Vice President                (since 2000) of First Allmerica; Senior Vice
                                             President of Life and Annuity Products (2001)
                                             for The Equitable Life Assurance Society
John P. Kavanaugh                            Director and Chief Investment Officer (since
  Director, Vice President and Chief         1996) and Vice President (since 1991) of First
  Investment Officer                         Allmerica; Director (since 1996) and President
                                             (since 1995) of Allmerica Asset
                                             Management, Inc.
Mark C. McGivney                             Vice President (since 1997) and Treasurer
  Vice President and Treasurer               (since 2000) of First Allmerica; Associate,
                                             Investment Banking (1996-1997) of Merrill
                                             Lynch & Co.
John F. O'Brien                              Director, President and Chief Executive
  Director, President and Chief Executive    Officer (since 1989) of First Allmerica
  Officer
Edward J. Parry, III                         Director and Chief Financial Officer (since
  Director, Vice President and Chief         1996), Vice President (since 1993) and
  Financial Officer                          Treasurer (1993-2000) of First Allmerica
Richard M. Reilly                            Director (since 1996); Vice President
  Director and Senior Vice President         (1990-2001) and Senior Vice President (since
                                             2001) of First Allmerica; Director (since
                                             1990), President and Chief Executive Officer
                                             (1995-2001) of Allmerica Financial Life
                                             Insurance and Annuity Company; Director and
                                             President (since 1998) of Allmerica Financial
                                             Investment Management Services, Inc.
Robert P. Restrepo, Jr.                      Director and Vice President (since 1998) of
  Director and Vice President                First Allmerica; Chief Executive Officer (1996
                                             to 1998) of Travelers Property & Casualty;
                                             Senior Vice President (1993 to 1996) of Aetna
                                             Life & Casualty Company
Gregory D. Tranter                           Director and Vice President (since 2000) of
  Director and Vice President                First Allmerica; Vice President (1996-1998) of
                                             Travelers Property & Casualty; Director of
                                             Geico Team (1983-1996) of Aetna Life &
                                             Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly-owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Contracts. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Contracts through their registered representatives who are appointed by us.


The Company pays commissions generally up to 6% of the payment to broker-dealers that sell the Contracts. Alternative commission schedules are available with lower initial commission amounts, plus ongoing annual compensation generally up to 1.00% of Contract Value. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


We intend to recoup commissions and other sales expenses through a combination of the contingent surrender charge, the distribution expense charge, and investment earnings on amounts allocated under the Contracts to the Fixed Account in excess of the interest credited on amounts in the Fixed Account. Commissions paid on the Contracts, including other incentives or payments, are not charged to Contract Owners or to the Separate Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Contract, including:

    - Payments;

    - Transfers among Sub-Accounts and the Fixed Account;

    - Partial withdrawals;

    - Increases in loan amount or loan repayments;

    - Lapse or termination for any reason; and

    - Reinstatement.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Contract year. It will also set forth the status of the Death Benefit, Contract Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Contract loans. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. We will send you reports containing financial statements and other information for the Variable Account and the Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the Fund are no longer available for investment; OR

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Contract interest in a Sub-Account without notice to Contract Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a Contract Owner's request.

We reserve the right to establish additional Sub-Accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts.

Shares of the Funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity Contracts ("mixed funding"). Shares of the Funds may also be issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. The Company and the Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners. The Company will monitor events to identify any material conflicts among contract owners because of mixed funding. If the Company concludes that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Contract to reflect a substitution or other change and will notify Contract Owners of the change. Subject to any approvals the law may require, the Variable Account or any Sub-Accounts may be:

    - Operated as a management company under the 1940 Act;

    - Deregistered under the 1940 Act if registration is no longer required; OR

    - Combined with other sub-accounts or our other separate accounts.

                              FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 ("1933 Act") for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the Contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the Contract relating to the Variable Account. For complete details on the Fixed Account, read the Contract itself. The Fixed Account and other interests in the Fixed Account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Contract and the Fixed Account. The SEC has not reviewed the disclosures in this section of the prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your payment to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our General Account. The General Account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our General Account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as a payment or a transfer, to the next Contract anniversary.


Contract loans may also be made from the Contract Value in the Fixed Account. We will credit that part of the Contract Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0% (5.5% for preferred loans).

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If a Contract is surrendered or if a partial withdrawal is made, a surrender charge and/or partial withdrawal charge may be imposed. We deduct partial withdrawals from Contract Value allocated to the Fixed Account on a last-in/first out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each transfer in that Contract year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account SPVL of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


Financial Statements for the Company and for the Variable Account are included in this Prospectus, starting immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

               APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE

The Guideline Minimum Sum Insured is a percentage of the Contract Value. The factors for the Guideline Minimum Sum Insured will meet or exceed the requirements under federal tax regulations, as set forth in the table below. The Guideline Minimum Sum Insured factors applicable to your contract are set forth in its specifications pages.

                         GUIDELINE MINIMUM SUM INSURED

                     Age of Insured                        Percentage of
                    on Date of Death                       Contract Value
---------------------------------------------------------  --------------
    40 and under.........................................       250%
    41...................................................       245%
    42...................................................       240%
    43...................................................       235%
    44...................................................       220%
    45...................................................       215%
    46...................................................       209%
    47...................................................       203%
    48...................................................       197%
    49...................................................       191%
    50...................................................       185%
    51...................................................       178%
    52...................................................       171%
    53...................................................       164%
    54...................................................       157%
    55...................................................       150%
    56...................................................       146%
    57...................................................       142%
    58...................................................       138%
    59...................................................       134%
    60...................................................       130%
    61...................................................       128%
    62...................................................       126%
    63...................................................       124%
    64...................................................       122%
    65...................................................       120%
    70...................................................       115%
    71...................................................       113%
    72...................................................       111%
    73...................................................       109%
    74...................................................       107%
    75-90................................................       105%
    91...................................................       104%
    92...................................................       103%
    93...................................................       102%
    94...................................................       101%
    95 and above.........................................       100%

                   APPENDIX B -- OPTIONAL INSURANCE BENEFITS



GUARANTEED DEATH BENEFIT



The Guaranteed Death Benefit provides a guaranteed Net Death Benefit which is the GREATER of (a) the Face Amount as of the Final Payment Date or (b) the Contract Value as of the date due proof of death is received by the Company, REDUCED by the Outstanding Loan, if any, through the Contract month in which the Insured dies. If the Contract Owner pays an initial payment equal to the Guideline Single Premium, the Contract will be issued with the Guaranteed Death Benefit at no additional charge. The Guaranteed Death Benefit may terminate under certain circumstances. See THE CONTRACT -- "Death Benefit" -- "Guaranteed Death Benefit."

                         APPENDIX C -- PAYMENT OPTIONS

PAYMENT OPTIONS -- On Written Request, the Surrender Value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment option is selected, the beneficiary may pay to us any amount that would otherwise be deducted from the Death Benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the Fixed Account. These amounts are not based on the investment experience of the Variable Account. The amounts payable under these options, for each $1,000 applied, will be:

(a) the rate per $1,000 of benefit based on our non-guaranteed current benefit option rates for this class of Contracts, or

(b) the rate in your Contract for the applicable benefit option, whichever is greater.

If you choose a benefit option, the Beneficiary may, when filing a proof of claim, pay us any amount that otherwise would be deducted from the proceeds.

- OPTION A: BENEFITS FOR A SPECIFIED NUMBER OF YEARS -- We will make equal payments for any selected number of years up to 30 years. These payments may be made annually, semi-annually, quarterly or monthly, whichever you choose.

- OPTION B: LIFETIME MONTHLY BENEFIT -- Benefits are based on the age of the person who receives the money (called the payee) on the date the first payment will be made. You may choose one of the three following options to specify when benefits will cease:

    - when the payee dies with no further benefits due (Life Annuity);

    - when the payee dies but not before the total benefit payments made by us equals the amount applied under this option (Life Annuity with Installment Refund); or

    - when the payee dies but not before 10 years have elapsed from the date of the first payment (Life Annuity with Payments Guaranteed for 10 years).

- OPTION C: INTEREST BENEFITS -- We will pay interest at a rate we determine each year. It will not be less than 3% per year. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. These benefits will stop when the amount left has been withdrawn. If the payee dies, any unpaid balance plus accrued interest will be paid in a lump sum.

- OPTION D: BENEFITS FOR A SPECIFIED AMOUNT -- Interest will be credited to the unpaid balance and we will make payments until the unpaid balance is gone. We will credit interest at a rate we determine each year, but not less than 3%. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. The benefit level chosen must provide for an annual benefit of at least 8% of the amount applied.

- OPTION E: LIFETIME MONTHLY BENEFITS FOR TWO PAYEES -- We will pay a benefit jointly to two payees during their joint lifetime. After one payee dies, the benefits to the survivor will be:

    - the same as the original amount, or

    - in an amount equal to 2/3 of the original amount.

    Benefits are based on the payees' ages on the date the first payment is due. Benefits will end when the second payee dies.

SELECTION OF PAYMENT OPTIONS -- The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Contract Owner and Beneficiary provisions, any option selection may be changed before the Net Death Benefit become payable. If you make no selection, the Beneficiary may select an option when the Net Death Benefit becomes payable.

If the amount of the monthly benefit under Option B for the age of the payee is the same for different periods certain, the payee will be entitled to the longest period certain for the payee's age.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If Option C or D is chosen by the payee when this Contract becomes a claim, the payee may reserve the right to change to any other option. The payee who elects to change options must be the payee under the option selected.

ADDITIONAL DEPOSITS -- An additional deposit may be added to any proceeds when they are applied under Option B and E. We reserve the right to limit the amount of any additional deposit. We may levy a charge of no more than 3% on any additional deposits.

RIGHTS AND LIMITATIONS -- A payee has no right to assign any amount payable under any option, nor to demand a lump sum benefit in place of any amount payable under Options B or E. A payee will have the right to receive a lump sum in place of installments under Option A. The payee must provide us with a Written Request to reserve this right. If the right to receive a lump sum is exercised, we will determine the lump sum benefit at the same interest rates used to calculate the installments. The amount left under Option C and any unpaid balance under Option D, may be withdrawn only as noted in the Written Request selecting the option.

A corporate or fiduciary payee may select only Option A, C or D, subject to our approval.

PAYMENT DATES -- The first payment under any option, except Option C, will be due on the date this Contract matures, by death or otherwise, unless another date is designated. Benefits under Option C begin at the end of the first benefit period.

The last payment under any option will be made as stated in the option's description. However, if a payee under Options B or E dies before the due date of the second monthly payment, the amount applied, minus the first monthly payment, will be paid in a lump sum or under any option other than Option E. This payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

BENEFIT RATES -- The Benefit Option Tables in your Contract show benefit amounts for Option A, B and E. If you choose one of these options, either within five years of the date of surrender or the date the proceeds are otherwise payable, we will apply either the benefit rates listed in the Tables, or the rates we use on the date the proceeds are paid, whichever is more favorable. Benefits that begin more than five years after that date, or as a result of additional deposits, will be based on the rates we use on the date the first benefit is due.

         APPENDIX D -- ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which a Contract's Death Benefit and Contract Value could vary over an extended period.

ASSUMPTIONS

The tables illustrate the following Contracts: a Contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Contract issued on a unisex basis to an Insured, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Second-to-Die Contract issued to a male, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount and a female, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount; and a Second-to-Die Contract issued on a unisex basis to two Insureds both age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount. The tables illustrate the guaranteed insurance protection rates and the current insurance protection rates as presently in effect. On request, we will provide a comparable illustration based on the proposed Insured's age, sex, and Underwriting Class, and a specified payment.

The tables illustrate Contract Values based on the assumptions that no Contract loans have been made, that no partial withdrawals have been made, and that no more than 12 transfers have been made in any Contract year (so that no transaction or transfer charges have been incurred).

The tables assume that the initial payment is allocated to and remains in the Variable Account for the entire period shown. They are based on hypothetical gross investment rates of return for the Fund (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the initial payment was invested to earn interest (after taxes) at 5% compounded annually.

The Contract Values and Death Benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual Contract years. The values would also be different depending on the allocation of the Contract's total Contract Value among the Sub-Accounts, if the rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated Death Benefits and Contract Value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

DEDUCTIONS FOR CHARGES


The amounts shown for the Death Proceeds and Contract Values take into account the deduction from payments for the tax expense charge, the Monthly Deductions from Contract Value (including the administrative charge, equivalent to 0.20% on an annual basis), the distribution charge (equivalent to 0.90% on an annual basis, for the first ten Contract years only) and the daily charge against the Variable Account for mortality and expense risks (0.90% on an annual basis). In both the Current Cost of Insurance Charges illustrations and Guaranteed Cost of Insurance Charges illustrations, the Variable Account charges currently are equivalent to an effective annual rate of 0.90% of the average daily value of the assets in the Variable Account.


EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses. These are assumed to be at an annual rate of 1.00% of the average daily net assets of the Underlying Funds, which is the approximate average of the expenses of the Underlying Funds in 2001. The actual fees and expenses of each

Underlying Fund vary, and, in 2001, ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with the Contract may be more or less than 1.00% in the aggregate, depending upon how you make allocations of the Contract Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through
December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



Effective May 1, 2002 through April 30, 2003, the investment advisor for the Delaware VIP International Value Equity Series, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series. The waiver or reimbursement not bind the investment advisor to declare future waivers or reimbursements in the future.



For FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Taking into account the Separate Account mortality and expense risk charge of 0.90%, and the assumed 1.00% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.90%, 4.10% and 10.10%, respectively. The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Contract Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      MALE NONSMOKER AGE 55

                                                      SPECIFIED FACE AMOUNT =
                                                      $74,596

                       CURRENT COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,252    23,752   74,596     22,705    25,205   74,596     24,157    26,657   74,596
   2         27,563     20,595    22,908   74,596     23,483    25,796   74,596     26,542    28,855   74,596
   3         28,941     19,969    22,094   74,596     24,275    26,400   74,596     29,108    31,233   74,596
   4         30,388     19,371    21,308   74,596     25,082    27,019   74,596     31,871    33,808   74,596
   5         31,907     18,801    20,551   74,596     25,903    27,653   74,596     34,845    36,595   74,596
   6         33,502     18,258    19,820   74,596     26,739    28,301   74,596     38,049    39,612   74,596
   7         35,178     17,929    19,116   74,596     27,777    28,965   74,596     41,690    42,877   74,596
   8         36,936     17,624    18,437   74,596     28,831    29,644   74,596     45,599    46,412   74,596
   9         38,783     17,406    17,781   74,596     29,964    30,339   74,596     49,863    50,238   74,596
   10        40,722     17,149    17,149   74,596     31,050    31,050   74,596     54,379    54,379   74,596
   11        42,758     16,723    16,723   74,596     32,130    32,130   74,596     59,513    59,513   80,342
   12        44,896     16,307    16,307   74,596     33,247    33,247   74,596     65,132    65,132   87,277
   13        47,141     15,901    15,901   74,596     34,403    34,403   74,596     71,281    71,281   94,804
   14        49,498     15,506    15,506   74,596     35,599    35,599   74,596     78,011    78,011  102,974
   15        51,973     15,120    15,120   74,596     36,837    36,837   74,596     85,376    85,376  111,843
   16        54,572     14,744    14,744   74,596     38,118    38,118   74,596     93,437    93,437  121,468
   17        57,300     14,378    14,378   74,596     39,444    39,444   74,596    102,258   102,258  115,552
   18        60,165     14,020    14,020   74,596     40,815    40,815   74,596    111,913   111,913  124,223
   19        63,174     13,671    13,671   74,596     42,234    42,234   74,596    122,479   122,479  134,727
   20        66,332     13,331    13,331   74,596     43,703    43,703   74,596    134,042   134,042  147,447

 Age 60      31,907     18,801    20,551   74,596     25,903    27,653   74,596     34,845    36,595   74,596
 Age 65      40,722     17,149    17,149   74,596     31,050    31,050   74,596     54,379    54,379   74,596
 Age 70      51,973     15,120    15,120   74,596     36,837    36,837   74,596     85,376    85,376  111,843
 Age 75      66,332     13,331    13,331   74,596     43,703    43,703   74,596    134,042   134,042  147,447

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      MALE NONSMOKER AGE 55

                                                      SPECIFIED FACE AMOUNT =
                                                      $74,596

                      GUARANTEED COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     20,993    23,493   74,596     22,447    24,947   74,596     23,901    26,401   74,596
   2         27,563     20,024    22,337   74,596     22,920    25,232   74,596     25,990    28,303   74,596
   3         28,941     19,029    21,154   74,596     23,355    25,480   74,596     28,221    30,346   74,596
   4         30,388     18,007    19,944   74,596     23,752    25,690   74,596     30,612    32,549   74,596
   5         31,907     16,942    18,692   74,596     24,098    25,848   74,596     33,173    34,923   74,596
   6         33,502     15,832    17,395   74,596     24,391    25,954   74,596     35,928    37,491   74,596
   7         35,178     14,849    16,037   74,596     24,804    25,992   74,596     39,082    40,270   74,596
   8         36,936     13,795    14,608   74,596     25,142    25,954   74,596     42,474    43,287   74,596
   9         38,783     12,715    13,090   74,596     25,450    25,825   74,596     46,194    46,569   74,596
   10        40,722     11,458    11,458   74,596     25,581    25,581   74,596     50,148    50,148   74,596
   11        42,758      9,800     9,800   74,596     25,452    25,452   74,596     54,571    54,571   74,596
   12        44,896      7,982     7,982   74,596     25,193    25,193   74,596     59,452    59,452   79,665
   13        47,141      5,980     5,980   74,596     24,782    24,782   74,596     64,736    64,736   86,099
   14        49,498      3,764     3,764   74,596     24,193    24,193   74,596     70,444    70,444   92,986
   15        51,973      1,303     1,303   74,596     23,400    23,400   74,596     76,604    76,604  100,351
   16        54,572          0         0   74,596     22,354    22,354   74,596     83,241    83,241  108,213
   17        57,300          0         0   74,596     20,996    20,996   74,596     90,975    90,975  102,802
   18        60,165          0         0   74,596     19,261    19,261   74,596     99,460    99,460  110,400
   19        63,174          0         0   74,596     17,050    17,050   74,596    108,725   108,725  119,597
   20        66,332          0         0   74,596     14,262    14,262   74,596    118,782   118,782  130,660

 Age 60      31,907     16,942    18,692   74,596     24,098    25,848   74,596     33,173    34,923   74,596
 Age 65      40,722     11,458    11,458   74,596     25,581    25,581   74,596     50,148    50,148   74,596
 Age 70      51,973      1,303     1,303   74,596     23,400    23,400   74,596     76,604    76,604  100,351
 Age 75      66,332          0         0   74,596     14,262    14,262   74,596    118,782   118,782  130,660

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      UNISEX NONSMOKER AGE 55

                                                      SPECIFIED FACE AMOUNT =
                                                      $76,948

                       CURRENT COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,252    23,752   76,948     22,705    25,205   76,948     24,157    26,657   76,948
   2         27,563     20,595    22,908   76,948     23,483    25,796   76,948     26,542    28,855   76,948
   3         28,941     19,969    22,094   76,948     24,275    26,400   76,948     29,108    31,233   76,948
   4         30,388     19,371    21,308   76,948     25,082    27,019   76,948     31,871    33,808   76,948
   5         31,907     18,801    20,551   76,948     25,903    27,653   76,948     34,845    36,595   76,948
   6         33,502     18,258    19,820   76,948     26,739    28,301   76,948     38,049    39,612   76,948
   7         35,178     17,929    19,116   76,948     27,777    28,965   76,948     41,690    42,877   76,948
   8         36,936     17,624    18,437   76,948     28,831    29,644   76,948     45,599    46,412   76,948
   9         38,783     17,406    17,781   76,948     29,964    30,339   76,948     49,863    50,238   76,948
   10        40,722     17,149    17,149   76,948     31,050    31,050   76,948     54,379    54,379   76,948
   11        42,758     16,723    16,723   76,948     32,130    32,130   76,948     59,513    59,513   80,342
   12        44,896     16,307    16,307   76,948     33,247    33,247   76,948     65,132    65,132   87,277
   13        47,141     15,901    15,901   76,948     34,403    34,403   76,948     71,281    71,281   94,804
   14        49,498     15,506    15,506   76,948     35,599    35,599   76,948     78,011    78,011  102,974
   15        51,973     15,120    15,120   76,948     36,837    36,837   76,948     85,376    85,376  111,843
   16        54,572     14,744    14,744   76,948     38,118    38,118   76,948     93,437    93,437  121,468
   17        57,300     14,378    14,378   76,948     39,444    39,444   76,948    102,258   102,258  115,552
   18        60,165     14,020    14,020   76,948     40,815    40,815   76,948    111,913   111,913  124,223
   19        63,174     13,671    13,671   76,948     42,234    42,234   76,948    122,479   122,479  134,727
   20        66,332     13,331    13,331   76,948     43,703    43,703   76,948    134,042   134,042  147,447

 Age 60      31,907     18,801    20,551   76,948     25,903    27,653   76,948     34,845    36,595   76,948
 Age 65      40,722     17,149    17,149   76,948     31,050    31,050   76,948     54,379    54,379   76,948
 Age 70      51,973     15,120    15,120   76,948     36,837    36,837   76,948     85,376    85,376  111,843
 Age 75      66,332     13,331    13,331   76,948     43,703    43,703   76,948    134,042   134,042  147,447

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      UNISEX NONSMOKER AGE 55

                                                      SPECIFIED FACE AMOUNT =
                                                      $76,948

                      GUARANTEED COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     20,993    23,493   76,948     22,447    24,947   76,948     23,901    26,401   76,948
   2         27,563     20,022    22,335   76,948     22,917    25,229   76,948     25,986    28,298   76,948
   3         28,941     19,037    21,162   76,948     23,360    25,485   76,948     28,222    30,347   76,948
   4         30,388     18,022    19,960   76,948     23,762    25,700   76,948     30,615    32,552   76,948
   5         31,907     16,977    18,727   76,948     24,124    25,874   76,948     33,185    34,935   76,948
   6         33,502     15,892    17,454   76,948     24,436    25,998   76,948     35,949    37,512   76,948
   7         35,178     14,938    16,125   76,948     24,872    26,059   76,948     39,113    40,300   76,948
   8         36,936     13,918    14,730   76,948     25,235    26,048   76,948     42,512    43,324   76,948
   9         38,783     12,876    13,251   76,948     25,573    25,948   76,948     46,236    46,611   76,948
   10        40,722     11,669    11,669   76,948     25,743    25,743   76,948     50,192    50,192   76,948
   11        42,758     10,070    10,070   76,948     25,659    25,659   76,948     54,608    54,608   76,948
   12        44,896      8,325     8,325   76,948     25,455    25,455   76,948     59,506    59,506   79,738
   13        47,141      6,410     6,410   76,948     25,110    25,110   76,948     64,841    64,841   86,238
   14        49,498      4,307     4,307   76,948     24,607    24,607   76,948     70,615    70,615   93,212
   15        51,973      1,978     1,978   76,948     23,913    23,913   76,948     76,856    76,856  100,681
   16        54,572          0         0   76,948     22,977    22,977   76,948     83,587    83,587  108,663
   17        57,300          0         0   76,948     21,760    21,760   76,948     91,393    91,393  103,275
   18        60,165          0         0   76,948     20,210    20,210   76,948     99,960    99,960  110,956
   19        63,174          0         0   76,948     18,236    18,236   76,948    109,322   109,322  120,254
   20        66,332          0         0   76,948     15,742    15,742   76,948    119,495   119,495  131,444

 Age 60      31,907     16,977    18,727   76,948     24,124    25,874   76,948     33,185    34,935   76,948
 Age 65      40,722     11,669    11,669   76,948     25,743    25,743   76,948     50,192    50,192   76,948
 Age 70      51,973      1,978     1,978   76,948     23,913    23,913   76,948     76,856    76,856  100,681
 Age 75      66,332          0         0   76,948     15,742    15,742   76,948    119,495   119,495  131,444

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      MALE NONSMOKER AGE 65

                                                      FEMALE NONSMOKER AGE 65

                                                      SPECIFIED FACE AMOUNT =
                                                      $73,207

                       CURRENT COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,380    23,880   73,207     22,841    25,341   73,207     24,302    26,802   73,207
   2         27,563     20,805    23,118   73,207     23,727    26,040   73,207     26,823    29,136   73,207
   3         28,941     20,238    22,363   73,207     24,606    26,731   73,207     29,513    31,638   73,207
   4         30,388     19,696    21,633   73,207     25,502    27,439   73,207     32,412    34,349   73,207
   5         31,907     19,177    20,927   73,207     26,417    28,167   73,207     35,543    37,293   73,207
   6         33,502     18,681    20,244   73,207     27,352    28,914   73,207     38,926    40,488   73,207
   7         35,178     18,395    19,583   73,207     28,494    29,681   73,207     42,770    43,957   73,207
   8         36,936     18,131    18,944   73,207     29,656    30,468   73,207     46,912    47,724   73,207
   9         38,783     17,950    18,325   73,207     30,901    31,276   73,207     51,438    51,813   73,207
   10        40,722     17,727    17,727   73,207     32,106    32,106   73,207     56,253    56,253   73,207
   11        42,758     17,321    17,321   73,207     33,289    33,289   73,207     61,688    61,688   73,207
   12        44,896     16,924    16,924   73,207     34,515    34,515   73,207     67,647    67,647   74,412
   13        47,141     16,536    16,536   73,207     35,787    35,787   73,207     74,182    74,182   81,600
   14        49,498     16,157    16,157   73,207     37,106    37,106   73,207     81,348    81,348   89,483
   15        51,973     15,787    15,787   73,207     38,473    38,473   73,207     89,207    89,207   98,127
   16        54,572     15,425    15,425   73,207     39,890    39,890   73,207     97,824    97,824  107,607
   17        57,300     15,072    15,072   73,207     41,360    41,360   73,207    107,275   107,275  118,002
   18        60,165     14,726    14,726   73,207     42,884    42,884   73,207    117,638   117,638  129,402
   19        63,174     14,389    14,389   73,207     44,464    44,464   73,207    129,002   129,002  141,903
   20        66,332     14,059    14,059   73,207     46,102    46,102   73,207    141,464   141,464  155,611

 Age 70      31,907     19,177    20,927   73,207     26,417    28,167   73,207     35,543    37,293   73,207
 Age 75      40,722     17,727    17,727   73,207     32,106    32,106   73,207     56,253    56,253   73,207

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXCEPTIONAL LIFE

                                                      MALE NONSMOKER AGE 65

                                                      FEMALE NONSMOKER AGE 65

                                                      SPECIFIED FACE AMOUNT =
                                                      $73,207

                      GUARANTEED COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,380    23,880   73,207     22,841    25,341   73,207     24,302    26,802   73,207
   2         27,563     20,805    23,118   73,207     23,727    26,040   73,207     26,823    29,136   73,207
   3         28,941     20,207    22,332   73,207     24,592    26,717   73,207     29,513    31,638   73,207
   4         30,388     19,575    21,513   73,207     25,426    27,363   73,207     32,385    34,322   73,207
   5         31,907     18,897    20,647   73,207     26,219    27,969   73,207     35,451    37,201   73,207
   6         33,502     18,156    19,719   73,207     26,959    28,522   73,207     38,729    40,292   73,207
   7         35,178     17,521    18,708   73,207     27,817    29,005   73,207     42,424    43,612   73,207
   8         36,936     16,774    17,586   73,207     28,583    29,396   73,207     46,372    47,184   73,207
   9         38,783     15,943    16,318   73,207     29,293    29,668   73,207     50,662    51,037   73,207
   10        40,722     14,861    14,861   73,207     29,788    29,788   73,207     55,211    55,211   73,207
   11        42,758     13,296    13,296   73,207     29,997    29,997   73,207     60,310    60,310   73,207
   12        44,896     11,424    11,424   73,207     29,995    29,995   73,207     65,978    65,978   73,207
   13        47,141      9,182     9,182   73,207     29,736    29,736   73,207     72,261    72,261   79,487
   14        49,498      6,491     6,491   73,207     29,164    29,164   73,207     79,093    79,093   87,003
   15        51,973      3,246     3,246   73,207     28,205    28,205   73,207     86,508    86,508   95,159
   16        54,572          0         0   73,207     26,758    26,758   73,207     94,538    94,538  103,991
   17        57,300          0         0   73,207     24,681    24,681   73,207    103,210   103,210  113,531
   18        60,165          0         0   73,207     21,778    21,778   73,207    112,549   112,549  123,804
   19        63,174          0         0   73,207     17,783    17,783   73,207    122,571   122,571  134,828
   20        66,332          0         0   73,207     12,335    12,335   73,207    133,288   133,288  146,617

 Age 70      31,907     18,897    20,647   73,207     26,219    27,969   73,207     35,451    37,201   73,207
 Age 75      40,722     14,861    14,861   73,207     29,788    29,788   73,207     55,211    55,211   73,207

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXEPTIONAL LIFE

                                                      UNISEX NONSMOKER AGE 65

                                                      UNISEX NONSMOKER AGE 65

                                                      SPECIFIED FACE AMOUNT =
                                                      $72,969

                       CURRENT COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,379    23,879   72,969     22,840    25,340   72,969     24,302    26,802   72,969
   2         27,563     20,803    23,116   72,969     23,725    26,038   72,969     26,821    29,133   72,969
   3         28,941     20,236    22,361   72,969     24,603    26,728   72,969     29,508    31,633   72,969
   4         30,388     19,694    21,631   72,969     25,500    27,437   72,969     32,407    34,344   72,969
   5         31,907     19,175    20,925   72,969     26,415    28,165   72,969     35,537    37,287   72,969
   6         33,502     18,679    20,242   72,969     27,349    28,912   72,969     38,919    40,482   72,969
   7         35,178     18,394    19,581   72,969     28,491    29,679   72,969     42,763    43,951   72,969
   8         36,936     18,129    18,942   72,969     29,653    30,466   72,969     46,904    47,717   72,969
   9         38,783     17,949    18,324   72,969     30,899    31,274   72,969     51,430    51,805   72,969
   10        40,722     17,725    17,725   72,969     32,103    32,103   72,969     56,245    56,245   72,969
   11        42,758     17,319    17,319   72,969     33,286    33,286   72,969     61,678    61,678   72,969
   12        44,896     16,922    16,922   72,969     34,512    34,512   72,969     67,636    67,636   74,400
   13        47,141     16,535    16,535   72,969     35,784    35,784   72,969     74,170    74,170   81,587
   14        49,498     16,156    16,156   72,969     37,102    37,102   72,969     81,336    81,336   89,469
   15        51,973     15,785    15,785   72,969     38,469    38,469   72,969     89,193    89,193   98,112
   16        54,572     15,424    15,424   72,969     39,887    39,887   72,969     97,809    97,809  107,590
   17        57,300     15,070    15,070   72,969     41,356    41,356   72,969    107,258   107,258  117,984
   18        60,165     14,725    14,725   72,969     42,880    42,880   72,969    117,620   117,620  129,382
   19        63,174     14,387    14,387   72,969     44,460    44,460   72,969    128,982   128,982  141,881
   20        66,332     14,058    14,058   72,969     46,098    46,098   72,969    141,443   141,443  155,587

 Age 70      31,907     19,175    20,925   72,969     26,415    28,165   72,969     35,537    37,287   72,969
 Age 75      40,722     17,725    17,725   72,969     32,103    32,103   72,969     56,245    56,245   72,969

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SINGLE PREMIUM VARI-EXEPTIONAL LIFE

                                                      UNISEX NONSMOKER AGE 65

                                                      UNISEX NONSMOKER AGE 65

                                                      SPECIFIED FACE AMOUNT =
                                                      $72,969

                      GUARANTEED COST OF INSURANCE CHARGES

          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,379    23,879   72,969     22,840    25,340   72,969     24,302    26,802   72,969
   2         27,563     20,803    23,116   72,969     23,725    26,038   72,969     26,821    29,133   72,969
   3         28,941     20,202    22,327   72,969     24,586    26,711   72,969     29,508    31,633   72,969
   4         30,388     19,565    21,502   72,969     25,415    27,353   72,969     32,374    34,312   72,969
   5         31,907     18,879    20,629   72,969     26,201    27,951   72,969     35,434    37,184   72,969
   6         33,502     18,126    19,689   72,969     26,930    28,493   72,969     38,703    40,265   72,969
   7         35,178     17,475    18,662   72,969     27,773    28,961   72,969     42,386    43,573   72,969
   8         36,936     16,710    17,523   72,969     28,523    29,336   72,969     46,321    47,133   72,969
   9         38,783     15,859    16,234   72,969     29,214    29,589   72,969     50,598    50,973   72,969
   10        40,722     14,755    14,755   72,969     29,687    29,687   72,969     55,134    55,134   72,969
   11        42,758     13,162    13,162   72,969     29,872    29,872   72,969     60,220    60,220   72,969
   12        44,896     11,263    11,263   72,969     29,843    29,843   72,969     65,877    65,877   72,969
   13        47,141      8,993     8,993   72,969     29,557    29,557   72,969     72,147    72,147   79,362
   14        49,498      6,275     6,275   72,969     28,957    28,957   72,969     78,965    78,965   86,861
   15        51,973      3,006     3,006   72,969     27,972    27,972   72,969     86,364    86,364   95,000
   16        54,572          0         0   72,969     26,499    26,499   72,969     94,376    94,376  103,814
   17        57,300          0         0   72,969     24,401    24,401   72,969    103,032   103,032  113,336
   18        60,165          0         0   72,969     21,483    21,483   72,969    112,355   112,355  123,591
   19        63,174          0         0   72,969     17,481    17,481   72,969    122,362   122,362  134,598
   20        66,332          0         0   72,969     12,039    12,039   72,969    133,066   133,066  146,373

 Age 70      31,907     18,879    20,629   72,969     26,201    27,951   72,969     35,434    37,184   72,969
 Age 75      40,722     14,755    14,755   72,969     29,687    29,687   72,969     55,134    55,134   72,969

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                     APPENDIX E -- PERFORMANCE INFORMATION

The Contracts were first offered to the public in 2000. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds.

Total return and average annual total return are based on the hypothetical profile of a representative Contract Owner and historical earnings and are not intended to indicate future performance. "Total return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Fund's return.

In Tables IA and IIA, performance information under the Contracts is net of Fund expenses, Monthly Deductions and surrender charges. We take a representative Contract Owner and assume that:

    - The Insured is a male Age 36, standard (non-tobacco user) Underwriting Class;

    - The Contract Owner had allocations in each of the Sub-Accounts for the Fund durations shown; and

    - There was a full surrender at the end of the applicable period.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a Fund's success in meeting its investment objectives.

We may compare performance information for a Sub-Account in reports and promotional literature to:

    - Standard & Poor's 500 Stock Index ("S&P 500");

    - Dow Jones Industrial Average ("DJIA");

    - Shearson Lehman Aggregate Bond Index;

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets;

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.;

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

    - The Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and Fund management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Contract Owners and prospective Contract Owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing);

    - The advantages and disadvantages of investing in tax-deferred and taxable investments;

    - Customer profiles and hypothetical payment and investment scenarios;

    - Financial management and tax and retirement planning; and

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT


The following performance information is based on the periods that the Funds have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) Underwriting Class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.


                                                                                          10 YEARS
                                                     SUB-ACCOUNT FOR YEAR                OR LIFE OF
                                                     INCEPTION    ENDED        5         SUB-ACCOUNT
                                                       DATE      12/31/2001  YEARS        (IF LESS)
  -----------------------------------------------------------------------------------------------------
  AIT Core Equity Fund (Service Shares)              05/01/01      N/A        N/A               -20.29%
  AIT Equity Index Fund (Service Shares)             05/01/01      N/A        N/A               -18.01%
  AIT Government Bond Fund (Service Shares)          05/01/01      N/A        N/A                -9.11%
  AIT Money Market Fund (Service Shares)             05/01/01      N/A        N/A               -10.91%
  AIT Select Aggressive Growth Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -20.86%
  AIT Select Capital Appreciation Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -12.61%
  AIT Select Emerging Markets Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -16.32%
  AIT Select Growth and Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -18.36%
  AIT Select Growth Fund (Service Shares)            05/01/01      N/A        N/A               -21.92%
  AIT Select International Equity Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -21.85%
  AIT Select Investment Grade Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -8.98%
  AIT Select Strategic Growth Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -24.21%
  AIT Select Strategic Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -9.50%
  AIT Select Value Opportunity Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -9.55%
  Alliance Premier Growth Portfolio (Class B)        05/01/01      N/A        N/A               -21.24%
  Delaware VIP International Value Equity Series     05/01/01      N/A        N/A               -18.71%
  Fidelity VIP Equity-Income Portfolio               05/01/01      N/A        N/A               -15.81%
  Fidelity VIP Growth Portfolio                      05/01/01      N/A        N/A               -20.34%
  Fidelity VIP High Income Portfolio                 05/01/01      N/A        N/A               -18.11%
  Fidelity VIP Overseas Portfolio                    05/01/01      N/A        N/A               -24.63%
  Fidelity VIP II Asset Manager Portfolio            05/01/01      N/A        N/A               -13.86%
  FT VIP Franklin Large Cap Growth Securities Fund
  (Class 2)                                          05/01/01      N/A        N/A               -20.09%
  FT VIP Franklin Small Cap Fund (Class 2)           05/01/01      N/A        N/A               -16.49%
  INVESCO VIF Health Sciences Fund                   05/01/01      N/A        N/A               -10.69%
  Janus Aspen Growth Portfolio (Service Shares)      05/01/01      N/A        N/A               -25.74%
  T. Rowe Price International Stock Portfolio        05/01/01      N/A        N/A               -22.87%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Funds have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.


                                                                                          10 YEARS
                                                     SUB-ACCOUNT FOR YEAR                OR LIFE OF
                                                     INCEPTION    ENDED        5         SUB-ACCOUNT
                                                       DATE      12/31/2001  YEARS        (IF LESS)
  -----------------------------------------------------------------------------------------------------
  AIT Core Equity Fund (Service Shares)              05/01/01      N/A        N/A               -12.73%
  AIT Equity Index Fund (Service Shares)             05/01/01      N/A        N/A                -9.21%
  AIT Government Bond Fund (Service Shares)          05/01/01      N/A        N/A                 4.53%
  AIT Money Market Fund (Service Shares)             05/01/01      N/A        N/A                 1.75%
  AIT Select Aggressive Growth Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -13.61%
  AIT Select Capital Appreciation Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -0.88%
  AIT Select Emerging Markets Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -6.60%
  AIT Select Growth and Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A                -9.75%
  AIT Select Growth Fund (Service Shares)            05/01/01      N/A        N/A               -15.24%
  AIT Select International Equity Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -15.14%
  AIT Select Investment Grade Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A                 4.73%
  AIT Select Strategic Growth Fund
  (Service Shares)                                   05/01/01      N/A        N/A               -18.77%
  AIT Select Strategic Income Fund
  (Service Shares)                                   05/01/01      N/A        N/A                 3.92%
  AIT Select Value Opportunity Fund
  (Service Shares)                                   05/01/01      N/A        N/A                 3.84%
  Alliance Premier Growth Portfolio (Class B)        05/01/01      N/A        N/A               -14.19%
  Delaware VIP International Value Equity Series     05/01/01      N/A        N/A               -10.29%
  Fidelity VIP Equity-Income Portfolio               05/01/01      N/A        N/A                -5.82%
  Fidelity VIP Growth Portfolio                      05/01/01      N/A        N/A               -12.80%
  Fidelity VIP High Income Portfolio                 05/01/01      N/A        N/A                -9.37%
  Fidelity VIP Overseas Portfolio                    05/01/01      N/A        N/A               -19.42%
  Fidelity VIP II Asset Manager Portfolio            05/01/01      N/A        N/A                -2.81%
  FT VIP Franklin Large Cap Growth Securities Fund
  (Class 2)                                          05/01/01      N/A        N/A               -12.42%
  FT VIP Franklin Small Cap Fund (Class 2)           05/01/01      N/A        N/A                -6.86%
  INVESCO VIF Health Sciences Fund                   05/01/01      N/A        N/A                 2.08%
  Janus Aspen Growth Portfolio (Service Shares)      05/01/01      N/A        N/A               -21.13%
  T. Rowe Price International Stock Portfolio        05/01/01      N/A        N/A               -16.71%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT


The following performance information is based on the periods that the Funds have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) Underwriting Class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.


                                                                                                       10 YEARS
                                                    FUND          ONE-YEAR                              OR LIFE
                                                  INCEPTION         TOTAL               5               OF FUND
                                                    DATE         12/31/2001           YEARS            (IF LESS)
  ------------------------------------------------------------------------------------------------------------------
  AIT Core Equity Fund (Service Shares)*           04/29/85             -30.20%             3.40%              7.17%
  AIT Equity Index Fund (Service Shares)*          09/28/90             -25.54%             6.05%              9.32%
  AIT Government Bond Fund (Service Shares)*       08/26/91              -6.69%             2.10%              3.20%
  AIT Money Market Fund (Service Shares)*          04/29/85              -9.89%             0.96%              1.94%
  AIT Select Aggressive Growth
  Fund(Service Shares)*                            08/21/92             -34.76%            -3.02%              6.47%
  AIT Select Capital Appreciation Fund
  (Service Shares)*                                04/28/95             -15.08%             7.18%             11.76%
  AIT Select Emerging Markets Fund
  (Service Shares)*                                02/20/98             -22.77%              N/A             -13.13%
  AIT Select Growth and Income Fund
  (Service Shares)*                                08/21/92             -25.28%             1.48%              6.34%
  AIT Select Growth Fund (Service Shares)*         08/21/92             -37.72%             3.50%              6.90%
  AIT Select International Equity Fund
  (Service Shares)*                                05/02/94             -34.66%            -1.69%              3.03%
  AIT Select Investment Grade Income Fund
  (Service Shares)*                                04/29/85              -6.38%             2.49%              4.08%
  AIT Select Strategic Growth Fund
  (Service Shares)*                                02/20/98             -42.11%              N/A             -22.76%
  AIT Select Strategic Income Fund
  (Service Shares)*                                07/03/00              -7.33%              N/A              -2.70%
  AIT Select Value Opportunity Fund
  (Service Shares)*                                04/30/93              -1.83%             8.59%             10.41%
  Alliance Premier Growth Portfolio (Class B)*     06/26/92             -30.72%             8.03%             12.14%
  Delaware VIP International Value Equity Series   10/29/92             -26.33%            -0.85%              4.42%
  Fidelity VIP Equity-Income Portfolio             10/09/86             -18.77%             5.07%             10.43%
  Fidelity VIP Growth Portfolio                    10/09/86             -30.94%             7.35%             10.22%
  Fidelity VIP High Income Portfolio               09/19/85             -25.27%            -8.31%              2.34%
  Fidelity VIP Overseas Portfolio                  01/28/87             -34.32%            -1.74%              2.93%
  Fidelity VIP II Asset Manager Portfolio          09/06/89             -17.93%             2.91%              6.19%
  FT VIP Franklin Large Cap Growth Securities
  Fund (Class 2)*                                  05/01/96             -25.57%             7.22%              8.53%
  FT VIP Franklin Small Cap Fund (Class 2)*        11/01/95             -28.72%             5.97%              9.33%
  INVESCO VIF Health Sciences Fund                 05/22/97             -26.08%              N/A              10.25%
  Janus Aspen Growth Portfolio (Service Shares)*   09/13/93             -37.90%             4.41%              8.15%
  T. Rowe Price International Stock Portfolio      03/31/94             -35.33%            -4.20%              0.26%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Funds have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.


                                                                                                    10 YEARS
                                                  FUND          ONE-YEAR                           OR LIFE OF
                                                INCEPTION        TOTAL               5                FUND
                                                  DATE         12/31/2001          YEARS           (IF LESS)
  --------------------------------------------------------------------------------------------------------------
  AIT Core Equity Fund (Service Shares)*         04/29/85            -17.69%             6.60%             9.06%
  AIT Equity Index Fund (Service Shares)*        09/28/90            -12.88%             9.19%            11.25%
  AIT Government Bond Fund (Service Shares)*     08/26/91              6.57%             5.34%             5.02%
  AIT Money Market Fund (Service Shares)*        04/29/85              3.26%             4.24%             3.74%
  AIT Select Aggressive Growth Fund
  (Service Shares)*                              08/21/92            -22.39%             0.40%             8.43%
  AIT Select Capital Appreciation Fund
  (Service Shares)*                              04/28/95             -2.09%            10.30%            14.25%
  AIT Select Emerging Markets Fund
  (Service Shares)*                              02/20/98            -10.02%              N/A             -8.40%
  AIT Select Growth and Income Fund
  (Service Shares)*                              08/21/92            -12.61%             4.74%             8.30%
  AIT Select Growth Fund (Service Shares)*       08/21/92            -25.44%             6.70%             8.86%
  AIT Select International Equity Fund
  (Service Shares)*                              05/02/94            -22.29%             1.68%             5.31%
  AIT Select Investment Grade Income Fund
  (Service Shares)*                              04/29/85              6.89%             5.72%             5.92%
  AIT Select Strategic Growth Fund
  (Service Shares)*                              02/20/98            -29.97%              N/A            -17.15%
  AIT Select Strategic Income Fund
  (Service Shares)*                              07/03/00              5.91%              N/A              7.47%
  AIT Select Value Opportunity Fund
  (Service Shares)*                              04/30/93             11.58%            11.68%            12.50%
  Alliance Premier Growth Portfolio
  (Class B)*                                     06/26/92            -18.22%            11.13%            14.16%
  Delaware VIP International Value Equity
  Series                                         10/29/92            -13.69%             2.49%             6.38%
  Fidelity VIP Equity-Income Portfolio           10/09/86             -5.89%             8.23%            12.38%
  Fidelity VIP Growth Portfolio                  10/09/86            -18.45%            10.46%            12.17%
  Fidelity VIP High Income Portfolio             09/19/85            -12.60%            -4.61%             4.15%
  Fidelity VIP Overseas Portfolio                01/28/87            -21.94%             1.63%             4.75%
  Fidelity VIP II Asset Manager Portfolio        09/06/89             -5.03%             6.13%             8.07%
  FT VIP Franklin Large Cap Growth Securities
  Fund (Class 2)*                                05/01/96            -12.91%            10.34%            11.37%
  FT VIP Franklin Small Cap Fund (Class 2)*      11/01/95            -16.16%             9.11%            11.99%
  INVESCO VIF Health Sciences Fund               05/22/97            -13.44%              N/A             13.54%
  Janus Aspen Growth Portfolio (Service
  Shares)*                                       09/13/93            -25.63%             7.59%            10.29%
  T. Rowe Price International Stock Portfolio    03/31/94            -22.98%            -0.72%             2.54%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of Separate Account SPVL of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account SPVL of First Allmerica Financial Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for the period May 1, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                  AIT          AIT          AIT
                                     AIT        AIT        AIT         AIT       SELECT       SELECT       SELECT
                                    CORE      EQUITY    GOVERNMENT    MONEY    AGGRESSIVE    CAPITAL      EMERGING
                                   EQUITY      INDEX       BOND      MARKET      GROWTH    APPRECIATION   MARKETS
                                  ---------  ---------  ----------  ---------  ----------  ------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
Investments in shares of AIM
  Variable Insurance Funds......         --         --         --          --         --           --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --         --          --         --           --           --
Investments in shares of
  Delaware Group Premium Fund...         --         --         --          --         --           --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --         --         --          --         --           --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --         --         --          --         --           --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --         --          --         --           --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --         --          --         --           --           --
Investment in shares of Janus
  Aspen Series..................         --         --         --          --         --           --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --         --          --         --           --           --
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
  Total assets..................      4,287     30,665      2,091     112,300      3,456       13,946        5,134
LIABILITIES:                             --         --         --          --         --           --           --
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
  Net assets....................  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
                                  =========  =========  =========   =========  =========    =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $   2,542  $   2,607  $      --   $  25,920  $      --    $      --    $      --
  Allmerica Select SPL life
    policies....................         --     24,426         --      82,309         --        9,981        1,398
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,745      3,632      2,091       4,071      3,456        3,965        3,736
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
                                  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
                                  =========  =========  =========   =========  =========    =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      4,913      4,871      2,000      27,474      2,000        2,000        2,000
  Net asset value per unit,
    December 31, 2001...........  $0.872674  $0.907878  $1.045333   $1.017506  $0.863880    $0.991157    $0.934038
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........         --     28,905         --      82,893      2,000       12,070        3,497
  Net asset value per unit,
    December 31, 2001...........  $      --  $0.907878  $      --   $1.017506  $0.863880    $0.991157    $0.934038

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                AIT           AIT           AIT          AIT         AIT          AIT
                                     AIT       SELECT       SELECT         SELECT       SELECT      SELECT      SELECT
                                   SELECT    GROWTH AND  INTERNATIONAL   INVESTMENT   STRATEGIC   STRATEGIC      VALUE
                                   GROWTH      INCOME       EQUITY      GRADE INCOME    GROWTH      INCOME    OPPORTUNITY
                                  ---------  ----------  -------------  ------------  ----------  ----------  -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
Investments in shares of AIM
  Variable Insurance Funds......         --         --            --            --           --          --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --            --            --           --          --           --
Investments in shares of
  Delaware Group Premium Fund...         --         --            --            --           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --         --            --            --           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --         --            --            --           --          --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --            --            --           --          --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --            --            --           --          --           --
Investment in shares of Janus
  Aspen Series..................         --         --            --            --           --          --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --            --            --           --          --           --
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
  Total assets..................     13,932     19,559         9,952       160,498        6,240      13,892        6,988
LIABILITIES:                             --         --            --            --           --          --           --
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
  Net assets....................  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
                                  =========  =========     =========     =========    =========   =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $   2,594  $   2,590     $   1,301     $   5,773    $      --   $   3,241    $      --
  Allmerica Select SPL life
    policies....................      7,947     13,359         5,257       152,631        2,991       6,493        2,835
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      3,391      3,610         3,394         2,094        3,249       4,158        4,153
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
                                  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
                                  =========  =========     =========     =========    =========   =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      5,061      4,870         3,533         7,512        2,000       5,119        2,000
  Net asset value per unit,
    December 31, 2001...........  $0.847576  $0.902483     $0.848647     $1.047302    $0.812323   $1.039229    $1.038381
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........     11,376     16,802         8,194       145,737        5,682       8,248        4,730
  Net asset value per unit,
    December 31, 2001...........  $0.847576  $0.902483     $0.848647     $1.047302    $0.812323   $1.039229    $1.038381

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                               ALLIANCE   ALLIANCE                   FIDELITY
                                   AIM V.I.   GROWTH AND   PREMIER       DGPF          VIP       FIDELITY    FIDELITY
                                  AGGRESSIVE    INCOME     GROWTH    INTERNATIONAL   EQUITY-       VIP          VIP
                                    GROWTH     CLASS B     CLASS B      EQUITY        INCOME      GROWTH    HIGH INCOME
                                  ----------  ----------  ---------  -------------  ----------  ----------  -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --   $      --   $      --    $      --    $      --   $      --    $      --
Investments in shares of AIM
  Variable Insurance Funds......      3,758          --          --           --           --          --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --      35,344      25,026           --           --          --           --
Investments in shares of
  Delaware Group Premium Fund...         --          --          --        1,794           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --          --          --           --       13,093      22,520       17,158
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --          --          --           --           --          --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --          --          --           --           --          --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --          --          --           --           --          --           --
Investment in shares of Janus
  Aspen Series..................         --          --          --           --           --          --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --          --          --           --           --          --           --
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
  Total assets..................      3,758      35,344      25,026        1,794       13,093      22,520       17,158
LIABILITIES:                             --          --          --           --           --          --           --
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
  Net assets....................  $   3,758   $  35,344   $  25,026    $   1,794    $  13,093   $  22,520    $  17,158
                                  =========   =========   =========    =========    =========   =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $      --   $      --   $      --    $      --    $   2,561   $   1,329    $   1,176
  Allmerica Select SPL life
    policies....................      2,029      33,486      21,593           --        6,765      17,702       12,356
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,729       1,858       3,433        1,794        3,767       3,489        3,626
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
                                  $   3,758   $  35,344   $  25,026    $   1,794    $  13,093   $  22,520    $  17,158
                                  =========   =========   =========    =========    =========   =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........         --          --       2,000        2,000        4,719       3,524        3,298
  Net asset value per unit,
    December 31, 2001...........  $      --   $      --   $0.858101    $0.897146    $0.941805   $0.872018    $0.906306
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........      4,347      38,045      27,164           --        9,183      22,300       15,633
  Net asset value per unit,
    December 31, 2001...........  $0.864421   $0.928998   $0.858101    $      --    $0.941805   $0.872018    $0.906306

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                         FT VIP
                                             FIDELITY   FRANKLIN    FT VIP     FT VIP     INVESCO       JANUS          T. ROWE
                                  FIDELITY    VIP II    LARGE CAP  FRANKLIN    MUTUAL       VIF         ASPEN           PRICE
                                     VIP       ASSET     GROWTH    SMALL CAP   SHARES     HEALTH        GROWTH      INTERNATIONAL
                                  OVERSEAS    MANAGER    CLASS 2    CLASS 2    CLASS 2   SCIENCES   SERVICE SHARES      STOCK
                                  ---------  ---------  ---------  ---------  ---------  ---------  --------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --  $      --  $     --   $     --   $      --  $     --     $      --       $      --
Investments in shares of AIM
  Variable Insurance Funds......         --         --        --         --          --        --            --              --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --        --         --          --        --            --              --
Investments in shares of
  Delaware Group Premium Fund...         --         --        --         --          --        --            --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........      1,612         --        --         --          --        --            --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --      1,944        --         --          --        --            --              --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --     1,752      6,530      12,474        --            --              --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --        --         --          --     9,074            --              --
Investment in shares of Janus
  Aspen Series..................         --         --        --         --          --        --        11,314              --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --        --         --          --        --            --           7,926
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
  Total assets..................      1,612      1,944     1,752      6,530      12,474     9,074        11,314           7,926
LIABILITIES:                             --         --        --         --          --        --            --              --
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
  Net assets....................  $   1,612  $   1,944  $  1,752   $  6,530   $  12,474  $  9,074     $  11,314       $   7,926
                                  =========  =========  =========  =========  =========  =========    =========       =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $      --  $      --  $     --   $  2,804   $      --  $     --     $      --       $   1,298
  Allmerica Select SPL life
    policies....................         --         --        --         --      10,502     4,991         8,160           3,297
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,612      1,944     1,752      3,726       1,972     4,083         3,154           3,331
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
                                  $   1,612  $   1,944  $  1,752   $  6,530   $  12,474  $  9,074     $  11,314       $   7,926
                                  =========  =========  =========  =========  =========  =========    =========       =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      2,000      2,000     2,000      5,011          --     2,000         2,000           3,558
  Net asset value per unit,
    December 31, 2001...........  $0.805850  $0.971867  $0.875773  $0.931410  $      --  $1.020842    $0.788671       $0.832861
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........         --         --        --      2,000      12,648     6,889        12,346           5,959
  Net asset value per unit,
    December 31, 2001...........  $      --  $      --  $     --   $0.931410  $0.986291  $1.020842    $0.788671       $0.832861

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                            STATEMENTS OF OPERATIONS

                                                                                                AIT             AIT
                                AIT             AIT             AIT             AIT            SELECT          SELECT
                                CORE           EQUITY        GOVERNMENT        MONEY         AGGRESSIVE       CAPITAL
                               EQUITY          INDEX            BOND           MARKET          GROWTH       APPRECIATION
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  20           $  102           $76            $1,680         $    --           $ --
EXPENSES:
    Mortality and expense
      risk fees..........         17               65            12               494              20             47
                               -----           ------           ---            ------         -------           ----
    Net investment income
      (loss).............          3               37            64             1,186             (20)           (47)
                               -----           ------           ---            ------         -------           ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        487              206            --                --             868            290
  Net realized gain
    (loss) from sales of
    investments..........         (6)              --            --                --              (7)            (8)
                               -----           ------           ---            ------         -------           ----
    Net realized gain
      (loss).............        481              206            --                --             861            282
  Net unrealized gain
    (loss)...............       (675)             809            27                --          (1,385)           328
                               -----           ------           ---            ------         -------           ----
    Net realized and
      unrealized gain
      (loss).............       (194)           1,015            27                --            (524)           610
                               -----           ------           ---            ------         -------           ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(191)          $1,052           $91            $1,186         $  (544)          $563
                               =====           ======           ===            ======         =======           ====

                                AIT
                               SELECT
                              EMERGING
                              MARKETS
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............      $  --
EXPENSES:
    Mortality and expense
      risk fees..........         23
                               -----
    Net investment income
      (loss).............        (23)
                               -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --
  Net realized gain
    (loss) from sales of
    investments..........         (2)
                               -----
    Net realized gain
      (loss).............         (2)
  Net unrealized gain
    (loss)...............       (156)
                               -----
    Net realized and
      unrealized gain
      (loss).............       (158)
                               -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(181)
                               =====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                AIT
                                                AIT             AIT            SELECT           AIT             AIT
                                AIT            SELECT          SELECT        INVESTMENT        SELECT          SELECT
                               SELECT        GROWTH AND    INTERNATIONAL       GRADE         STRATEGIC       STRATEGIC
                               GROWTH          INCOME          EQUITY          INCOME          GROWTH          INCOME
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --            $ 39           $   58         $ 4,618          $  --           $ 201
EXPENSES:
    Mortality and expense
      risk fees..........         40              50               29             502             24              41
                               -----            ----           ------         -------          -----           -----
    Net investment income
      (loss).............        (40)            (11)              29           4,116            (24)            160
                               -----            ----           ------         -------          -----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        194              --              675              --             --             226
  Net realized gain
    (loss) from sales of
    investments..........         (6)             (2)             (10)            188             (5)              1
                               -----            ----           ------         -------          -----           -----
    Net realized gain
      (loss).............        188              (2)             665             188             (5)            227
  Net unrealized gain
    (loss)...............       (442)            181           (1,243)         (1,603)          (312)           (290)
                               -----            ----           ------         -------          -----           -----
    Net realized and
      unrealized gain
      (loss).............       (254)            179             (578)         (1,415)          (317)            (63)
                               -----            ----           ------         -------          -----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(294)           $168           $ (549)        $ 2,701          $(341)          $  97
                               =====            ====           ======         =======          =====           =====


                                AIT
                               SELECT
                               VALUE
                            OPPORTUNITY
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............       $ 23
EXPENSES:
    Mortality and expense
      risk fees..........         26
                                ----
    Net investment income
      (loss).............         (3)
                                ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        394
  Net realized gain
    (loss) from sales of
    investments..........         (2)
                                ----
    Net realized gain
      (loss).............        392
  Net unrealized gain
    (loss)...............        (31)
                                ----
    Net realized and
      unrealized gain
      (loss).............        361
                                ----
    Net increase
      (decrease) in net
      assets from
      operations.........       $358
                                ====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                              ALLIANCE        ALLIANCE                        FIDELITY
                              AIM V.I.       GROWTH AND       PREMIER           DGPF            VIP           FIDELITY
                             AGGRESSIVE        INCOME          GROWTH      INTERNATIONAL      EQUITY-           VIP
                               GROWTH         CLASS B         CLASS B          EQUITY          INCOME          GROWTH
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --           $  11           $  --           $  --            $ --           $  --
EXPENSES:
    Mortality and expense
      risk fees..........         13              66              76              11              44              37
                               -----           -----           -----           -----            ----           -----
    Net investment income
      (loss).............        (13)            (55)            (76)            (11)            (44)            (37)
                               -----           -----           -----           -----            ----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --              81             199              --              --              --
  Net realized gain
    (loss) from sales of
    investments..........         (1)           (204)           (253)             (1)             (2)           (104)
                               -----           -----           -----           -----            ----           -----
    Net realized gain
      (loss).............         (1)           (123)            (54)             (1)             (2)           (104)
  Net unrealized gain
    (loss)...............       (201)            316             314            (194)            324            (169)
                               -----           -----           -----           -----            ----           -----
    Net realized and
      unrealized gain
      (loss).............       (202)            193             260            (195)            322            (273)
                               -----           -----           -----           -----            ----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(215)          $ 138           $ 184           $(206)           $278           $(310)
                               =====           =====           =====           =====            ====           =====


                              FIDELITY
                                VIP
                            HIGH INCOME
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............     $    --
EXPENSES:
    Mortality and expense
      risk fees..........          63
                              -------
    Net investment income
      (loss).............         (63)
                              -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --
  Net realized gain
    (loss) from sales of
    investments..........         (42)
                              -------
    Net realized gain
      (loss).............         (42)
  Net unrealized gain
    (loss)...............        (959)
                              -------
    Net realized and
      unrealized gain
      (loss).............      (1,001)
                              -------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(1,064)
                              =======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                               FT VIP
                                              FIDELITY        FRANKLIN         FT VIP          FT VIP         INVESCO
                              FIDELITY         VIP II        LARGE CAP        FRANKLIN         MUTUAL           VIF
                                VIP            ASSET           GROWTH        SMALL CAP         SHARES          HEALTH
                              OVERSEAS        MANAGER         CLASS 2         CLASS 2         CLASS 2         SCIENCES
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --            $ --           $   6            $14             $ 36            $ 30
EXPENSES:
    Mortality and expense
      risk fees..........         10              12              10             29               28              33
                               -----            ----           -----            ---             ----            ----
    Net investment income
      (loss).............        (10)            (12)             (4)           (15)               8              (3)
                               -----            ----           -----            ---             ----            ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --              --             415             --              122              --
  Net realized gain
    (loss) from sales of
    investments..........         (2)             --              (3)            (4)              --               1
                               -----            ----           -----            ---             ----            ----
    Net realized gain
      (loss).............         (2)             --             412             (4)             122               1
  Net unrealized gain
    (loss)...............       (376)            (44)           (656)            69              419             113
                               -----            ----           -----            ---             ----            ----
    Net realized and
      unrealized gain
      (loss).............       (378)            (44)           (244)            65              541             114
                               -----            ----           -----            ---             ----            ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(388)           $(56)          $(248)           $50             $549            $111
                               =====            ====           =====            ===             ====            ====


                               JANUS          T. ROWE
                               ASPEN           PRICE
                               GROWTH      INTERNATIONAL
                           SERVICE SHARES      STOCK
                           --------------  --------------
                              FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --           $ 169
EXPENSES:
    Mortality and expense
      risk fees..........         33              27
                               -----           -----
    Net investment income
      (loss).............        (33)            142
                               -----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          7              --
  Net realized gain
    (loss) from sales of
    investments..........         (1)             (6)
                               -----           -----
    Net realized gain
      (loss).............          6              (6)
  Net unrealized gain
    (loss)...............        (99)           (738)
                               -----           -----
    Net realized and
      unrealized gain
      (loss).............        (93)           (744)
                               -----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(126)          $(602)
                               =====           =====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   AIT          AIT           AIT
                               AIT          AIT          AIT          AIT        SELECT        SELECT       SELECT
                              CORE        EQUITY     GOVERNMENT      MONEY     AGGRESSIVE     CAPITAL      EMERGING
                             EQUITY        INDEX        BOND        MARKET       GROWTH     APPRECIATION    MARKETS
                           -----------  -----------  -----------  -----------  -----------  ------------  -----------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO    5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01     12/31/01     12/31/01     12/31/01      12/31/01     12/31/01
                           -----------  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $    3       $    37      $   64      $   1,186     $   (20)     $   (47)      $  (23)
    Net realized gain
      (loss).............       481           206          --             --         861          282           (2)
    Net unrealized gain
      (loss).............      (675)          809          27             --      (1,385)         328         (156)
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets from
      operations.........      (191)        1,052          91          1,186        (544)         563         (181)
                             ------       -------      ------      ---------     -------      -------       ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --            --          --        481,124          --           --           --
    Insurance and other
      charges............       (16)         (147)         --         (2,188)         --          (87)          (7)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     2,494        25,760          --       (371,793)         --        9,470        1,322
    Other transfers from
      (to) the General
      Account............        --            --          --            (29)         --           --           --
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000         4,000       2,000          4,000       4,000        4,000        4,000
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     4,478        29,613       2,000        111,114       4,000       13,383        5,315
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets.............     4,287        30,665       2,091        112,300       3,456       13,946        5,134
  NET ASSETS:
    Beginning of year....        --            --          --             --          --           --           --
                             ------       -------      ------      ---------     -------      -------       ------
    End of year..........    $4,287       $30,665      $2,091      $ 112,300     $ 3,456      $13,946       $5,134
                             ======       =======      ======      =========     =======      =======       ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        AIT
                                            AIT           AIT         SELECT         AIT          AIT          AIT
                               AIT        SELECT        SELECT      INVESTMENT     SELECT       SELECT       SELECT
                             SELECT     GROWTH AND   INTERNATIONAL     GRADE      STRATEGIC    STRATEGIC      VALUE
                             GROWTH       INCOME        EQUITY        INCOME       GROWTH       INCOME     OPPORTUNITY
                           -----------  -----------  -------------  -----------  -----------  -----------  -----------
                           PERIOD FROM  PERIOD FROM   PERIOD FROM   PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM
                           5/1/01* TO   5/1/01* TO    5/1/01* TO    5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01      12/31/01      12/31/01     12/31/01     12/31/01     12/31/01
                           -----------  -----------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $   (40)     $   (11)      $    29      $  4,116      $  (24)      $   160      $   (3)
    Net realized gain
      (loss).............        188           (2)          665           188          (5)          227         392
    Net unrealized gain
      (loss).............       (442)         181        (1,243)       (1,603)       (312)         (290)        (31)
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets from
      operations.........       (294)         168          (549)        2,701        (341)           97         358
                             -------      -------       -------      --------      ------       -------      ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         --           --            --            --          --            --          --
    Insurance and other
      charges............        (69)        (104)          (36)       (1,581)        (19)          (64)        (14)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     10,295       15,495         6,537       157,643       2,600         9,859       2,644
    Other transfers from
      (to) the General
      Account............         --           --            --          (157)         --            --          --
    Net increase
      (decrease) in
      investment by
      Sponsor............      4,000        4,000         4,000         1,892       4,000         4,000       4,000
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     14,226       19,391        10,501       157,797       6,581        13,795       6,630
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets.............     13,932       19,559         9,952       160,498       6,240        13,892       6,988
  NET ASSETS:
    Beginning of year....         --           --            --            --          --            --          --
                             -------      -------       -------      --------      ------       -------      ------
    End of year..........    $13,932      $19,559       $ 9,952      $160,498      $6,240       $13,892      $6,988
                             =======      =======       =======      ========      ======       =======      ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         ALLIANCE     ALLIANCE                    FIDELITY
                            AIM V.I.    GROWTH AND     PREMIER        DGPF           VIP       FIDELITY     FIDELITY
                           AGGRESSIVE     INCOME       GROWTH     INTERNATIONAL    EQUITY-        VIP          VIP
                             GROWTH       CLASS B      CLASS B       EQUITY        INCOME       GROWTH     HIGH INCOME
                           -----------  -----------  -----------  -------------  -----------  -----------  -----------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM   PERIOD FROM  PERIOD FROM  PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO    5/1/01* TO    5/1/01* TO   5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01     12/31/01      12/31/01      12/31/01     12/31/01     12/31/01
                           -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $  (13)      $   (55)     $   (76)      $  (11)       $   (44)     $   (37)     $   (63)
    Net realized gain
      (loss).............        (1)         (123)         (54)          (1)            (2)        (104)         (42)
    Net unrealized gain
      (loss).............      (201)          316          314         (194)           324         (169)        (959)
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........      (215)          138          184         (206)           278         (310)      (1,064)
                             ------       -------      -------       ------        -------      -------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --            --           --           --             --           --           --
    Insurance and other
      charges............       (11)         (168)        (179)          --            (68)         (26)        (123)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     1,984        33,276       20,841           --          8,883       18,844       14,340
    Other transfers from
      (to) the General
      Account............        --            98          180           --             --           12            5
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000         2,000        4,000        2,000          4,000        4,000        4,000
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     3,973        35,206       24,842        2,000         12,815       22,830       18,222
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets.............     3,758        35,344       25,026        1,794         13,093       22,520       17,158
  NET ASSETS:
    Beginning of year....        --            --           --           --             --           --           --
                             ------       -------      -------       ------        -------      -------      -------
    End of year..........    $3,758       $35,344      $25,026       $1,794        $13,093      $22,520      $17,158
                             ======       =======      =======       ======        =======      =======      =======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       FT VIP
                                         FIDELITY     FRANKLIN      FT VIP       FT VIP       INVESCO        JANUS
                            FIDELITY      VIP II      LARGE CAP    FRANKLIN      MUTUAL         VIF          ASPEN
                               VIP         ASSET       GROWTH      SMALL CAP     SHARES       HEALTH         GROWTH
                            OVERSEAS      MANAGER      CLASS 2      CLASS 2      CLASS 2     SCIENCES    SERVICE SHARES
                           -----------  -----------  -----------  -----------  -----------  -----------  --------------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO     5/1/01* TO
                            12/31/01     12/31/01     12/31/01     12/31/01     12/31/01     12/31/01       12/31/01
                           -----------  -----------  -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $  (10)      $  (12)      $   (4)      $  (15)      $     8      $   (3)       $   (33)
    Net realized gain
      (loss).............        (2)          --          412           (4)          122           1              6
    Net unrealized gain
      (loss).............      (376)         (44)        (656)          69           419         113            (99)
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets from
      operations.........      (388)         (56)        (248)          50           549         111           (126)
                             ------       ------       ------       ------       -------      ------        -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --           --           --           --            --          --             --
    Insurance and other
      charges............        --           --           --          (16)          (55)        (27)           (44)
    Transfers between
      sub--accounts
      (including fixed
      account), net......        --           --           --        2,496         9,980       4,990          7,484
    Other transfers from
      (to) the General
      Account............        --           --           --           --            --          --             --
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000        2,000        2,000        4,000         2,000       4,000          4,000
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     2,000        2,000        2,000        6,480        11,925       8,963         11,440
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets.............     1,612        1,944        1,752        6,530        12,474       9,074         11,314
  NET ASSETS:
    Beginning of year....        --           --           --           --            --          --             --
                             ------       ------       ------       ------       -------      ------        -------
    End of year..........    $1,612       $1,944       $1,752       $6,530       $12,474      $9,074        $11,314
                             ======       ======       ======       ======       =======      ======        =======


                              T. ROWE
                               PRICE
                           INTERNATIONAL
                               STOCK
                           -------------
                            PERIOD FROM
                            5/1/01* TO
                             12/31/01
                           -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............     $  142
    Net realized gain
      (loss).............         (6)
    Net unrealized gain
      (loss).............       (738)
                              ------
    Net increase
      (decrease) in net
      assets from
      operations.........       (602)
                              ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         --
    Insurance and other
      charges............        (26)
    Transfers between
      sub--accounts
      (including fixed
      account), net......      4,554
    Other transfers from
      (to) the General
      Account............         --
    Net increase
      (decrease) in
      investment by
      Sponsor............      4,000
                              ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......      8,528
                              ------
    Net increase
      (decrease) in net
      assets.............      7,926
  NET ASSETS:
    Beginning of year....         --
                              ------
    End of year..........     $7,926
                              ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Separate Account SPVL Account ("the Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on May 1, 2001 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers twenty-nine Sub-Accounts of which all had investment activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund ("DGPF")                Delaware International Advisors Ltd.
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Products Fund II                  Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                 Janus Capital
("Janus Aspen")
T Rowe Price International Series, Inc.             T Rowe Price International
("T Rowe Price")

    The Fund Groups listed above are open-end, diversified, management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

    Under the provisions of Section 817(h) of IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                     PORTFOLIO INFORMATION
                                                                --------------------------------
                                                                                       NET ASSET
                                                                NUMBER OF   AGGREGATE    VALUE
  INVESTMENT PORTFOLIO                                            SHARES      COST     PER SHARE
  --------------------                                          ----------  ---------  ---------
  AIT Core Equity.............................................      2,625   $  4,962    $ 1.633
  AIT Equity Index............................................     11,295     29,856      2.715
  AIT Government Bond.........................................      1,941      2,064      1.077
  AIT Money Market............................................    112,300    112,300      1.000
  AIT Select Aggressive Growth................................      2,762      4,841      1.251
  AIT Select Capital Appreciation.............................      7,189     13,618      1.940
  AIT Select Emerging Markets.................................      7,160      5,290      0.717
  AIT Select Growth...........................................      8,840     14,374      1.576
  AIT Select Growth and Income................................     15,610     19,378      1.253
  AIT Select International Equity.............................      8,942     11,195      1.113
  AIT Select Investment Grade Income..........................    145,115    162,101      1.106
  AIT Select Strategic Growth.................................     12,920      6,552      0.483
  AIT Select Strategic Income.................................     13,333     14,182      1.042
  AIT Select Value Opportunity................................      3,539      7,019      1.975
  AIM V.I. Aggressive Growth..................................        348      3,959     10.810
  Alliance Growth and Income Class B..........................      1,604     35,028     22.030
  Alliance Premier Growth Class B.............................      1,001     24,712     25.000
  DGPF International Equity...................................        129      1,988     13.900
  Fidelity VIP Equity-Income..................................        575     12,769     22.750
  Fidelity VIP Growth.........................................        670     22,689     33.610
  Fidelity VIP High Income....................................      2,676     18,117      6.410
  Fidelity VIP Overseas.......................................        116      1,988     13.880
  Fidelity VIP II Asset Manager...............................        134      1,988     14.510
  FT VIP Franklin Large Cap Growth Class 2....................        121      2,408     14.430
  FT VIP Franklin Small Cap Class 2...........................        365      6,461     17.850
  FT VIP Mutual Shares Class 2................................        889     12,055     14.030
  INVESCO VIF Health Sciences.................................        498      8,961     18.200
  Janus Aspen Growth Service Shares...........................        573     11,413     19.760
  T. Rowe Price International Stock...........................        691      8,664     11.470

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    FAFLIC deducts a daily charge against the net asset value of each Sub-Account, at an annual rate of 0.90%, for mortality and expense risks assumed by FAFLIC in relation to the variable portion of the Policies. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC.

    On the Monthly Processing Date, until the Final Payment Date, FAFLIC makes deductions from Policy Value as compensation for providing insurance benefits (which vary by policy) and any additional benefits provided by optional riders. During the first ten Policy years FAFLIC makes a monthly charge at an annual

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

rate of 0.90% of Policy Value as reimbursement for a portion of sales expenses incurred with respect to the Policies. During the first Policy year FAFLIC makes a monthly charge at an annual rate of 1.50% of Policy Value as partial reimbursement for Federal Income tax related to the Policies, and a monthly charge, which will vary by Policy, to offset a portion of the premium tax payable to various state and local jurisdictions. FAFLIC also makes a monthly administration charge at an annual rate of 0.20% of Policy Value, as reimbursement for administrative expenses incurred in administering the Policies. These monthly deductions are deducted from the Sub-Accounts in the ratio that the Policy Value in the Sub-Account bears to the Policy Value.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of FAFLIC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

  INVESTMENT PORTFOLIO                                          PURCHASES   SALES
  --------------------                                          ---------  --------
  AIT Core Equity.............................................  $  5,001   $     33
  AIT Equity Index............................................    30,002        146
  AIT Government Bond.........................................     2,076         12
  AIT Money Market............................................   578,170    465,870
  AIT Select Aggressive Growth................................     4,868         20
  AIT Select Capital Appreciation.............................    13,752        126
  AIT Select Emerging Markets.................................     5,319         27
  AIT Select Growth...........................................    14,479         99
  AIT Select Growth and Income................................    19,517        137
  AIT Select International Equity.............................    11,256         51
  AIT Select Investment Grade Income..........................   191,475     29,562
  AIT Select Strategic Growth.................................     6,597         40
  AIT Select Strategic Income.................................    14,269         88
  AIT Select Value Opportunity................................     7,055         34
  AIM V.I. Aggressive Growth..................................     3,978         18
  Alliance Growth and Income Class B..........................    42,844      7,612
  Alliance Premier Growth Class B.............................    32,518      7,553
  DGPF International Equity...................................     2,000         11
  Fidelity VIP Equity-Income..................................    12,883        112

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

  INVESTMENT PORTFOLIO                                          PURCHASES   SALES
  --------------------                                          ---------  --------
  Fidelity VIP Growth.........................................  $ 30,328   $  7,535
  Fidelity VIP High Income....................................    30,807     12,648
  Fidelity VIP Overseas.......................................     2,000         10
  Fidelity VIP II Asset Manager...............................     2,000         12
  FT VIP Franklin Large Cap Growth Class 2....................     2,421         10
  FT VIP Franklin Small Cap Class 2...........................     6,510         45
  FT VIP Mutual Shares Class 2................................    12,138         83
  INVESCO VIF Health Sciences.................................     9,019         59
  Janus Aspen Growth Service Shares...........................    11,491         77
  T. Rowe Price International Stock...........................     8,714         44

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                FOR THE YEAR ENDED DECEMBER 31
                                    AT DECEMBER 31          --------------------------------------
                             -----------------------------  INVESTMENT*
                                        UNIT                  INCOME     EXPENSE**     TOTAL***
                              UNITS    VALUE    NET ASSETS     RATIO       RATIO        RETURN
                             -------  --------  ----------  -----------  ---------  --------------
  AIT Core Equity (a)
  2001                         4,913  0.872674   $  4,287        1.01%       0.90%           12.73%(c)
  AIT Equity Index
  2001                        33,776  0.907878     30,665        1.39        0.90             9.21(c)
  AIT Government Bond (a)
  2001                         2,000  1.045333      2,091        5.54        0.90            -4.53(c)
  AIT Money Market
  2001                       110,367  1.017506    112,300        3.08        0.90            -1.75(c)
  AIT Select Aggressive
    Growth
  2001                         4,000  0.863880      3,456         N/A        0.90            13.61(c)
  AIT Select Capital
    Appreciation
  2001                        14,070  0.991157     13,946         N/A        0.90             0.88(c)
  AIT Select Emerging
    Markets
  2001                         5,497  0.934038      5,134         N/A        0.90             6.60(c)
  AIT Select Growth
  2001                        16,437  0.847576     13,932         N/A        0.90            15.24(c)
  AIT Select Growth and
    Income
  2001                        21,672  0.902483     19,559        0.69        0.90             9.75(c)
  AIT Select International
    Equity
  2001                        11,727  0.848647      9,952        1.74        0.90            15.14(c)
  AIT Select Investment
    Grade Income
  2001                       153,249  1.047302    160,498        8.40        0.90            -4.73(c)
  AIT Select Strategic
    Growth
  2001                         7,682  0.812323      6,240         N/A        0.90            18.77(c)
  AIT Select Strategic
    Income
  2001                        13,367  1.039229     13,892        4.41        0.90            -3.92(c)
  AIT Select Value
    Opportunity
  2001                         6,730  1.038381      6,988        0.80        0.90            -3.84(c)
  AIM V.I. Aggressive
    Growth (b)
  2001                         4,347  0.864421      3,758         N/A        0.90            13.56(c)
  Alliance Growth and
    Income Class B (b)
  2001                        38,045  0.928998     35,344        0.15        0.90             7.10(c)
  Alliance Premier Growth
    Class B
  2001                        29,164  0.858101     25,026         N/A        0.90            14.19(c)
  DGPF International Equity
    (a)
  2001                         2,000  0.897146      1,794         N/A        0.90            10.29(c)
  Fidelity VIP
    Equity-Income

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                FOR THE YEAR ENDED DECEMBER 31
                                    AT DECEMBER 31          --------------------------------------
                             -----------------------------  INVESTMENT*
                                        UNIT                  INCOME     EXPENSE**     TOTAL***
                              UNITS    VALUE    NET ASSETS     RATIO       RATIO        RETURN
                             -------  --------  ----------  -----------  ---------  --------------
  2001                        13,902  0.941805   $ 13,093         N/A%       0.90%            5.82%(c)
  Fidelity VIP Growth
  2001                        25,824  0.872018     22,520         N/A        0.90            12.80(c)
  Fidelity VIP High Income
  2001                        18,931  0.906306     17,158         N/A        0.90             9.37(c)
  Fidelity VIP Overseas (a)
  2001                         2,000  0.805850      1,612         N/A        0.90            19.42(c)
  Fidelity VIP II Asset
    Manager (a)
  2001                         2,000  0.971867      1,944         N/A        0.90             2.81(c)
  FT VIP Franklin Large Cap
    Growth
    Class 2 (a)
  2001                         2,000  0.875773      1,752        0.53        0.90            12.42(c)
  FT VIP Franklin Small Cap
    Class 2
  2001                         7,011  0.931410      6,530        0.44        0.90             6.86(c)
  FT VIP Mutual Shares
    Class 2 (b)
  2001                        12,648  0.986291     12,474        1.16        0.90             1.37(c)
  INVESCO VIF Health
    Sciences
  2001                         8,889  1.020842      9,074        0.84        0.90            -2.08(c)
  Janus Aspen Growth
    Service Shares
  2001                        14,346  0.788671     11,314         N/A        0.90            21.13(c)
  T. Rowe Price
    International Stock
  2001                         9,517  0.832861      7,926        5.54        0.90            16.71(c)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Available in Agency SPL only.
(b)  Available in Select SPL Only.
(c)  Start date of 5/1/01.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
                              ALLMERICA SELECT SPL

This Prospectus provides important information about Allmerica Select SPL, a modified single payment variable life insurance contract issued by First Allmerica Financial Life Insurance Company. The Contracts are funded through the Separate Account SPVL, a separate investment account of the Company that is referred to as the Variable Account. The Contracts are designed for a large single payment and limit the ability to make additional payments. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------  -----------------------------------------
AIT Equity Index Fund                        Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                        Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund            Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
AIT Select Growth and Income Fund            TRUST (CLASS 2)
AIT Select Growth Fund                       FT VIP Franklin Small Cap Fund
AIT Select International Equity Fund         FT VIP Mutual Shares Securities Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund             INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Strategic Income Fund             INVESCO VIF Health Sciences Fund
AIT Select Value Opportunity Fund
                                             JANUS ASPEN SERIES (SERVICE SHARES)
AIM VARIABLE INSURANCE FUNDS                 Janus Aspen Growth Portfolio
AIM V.I. Aggressive Growth Fund
                                             T. ROWE PRICE INTERNATIONAL SERIES, INC.
ALLIANCE VARIABLE PRODUCTS                   T. Rowe Price International Stock Portfolio
SERIES FUND, INC. (CLASS B)
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio


THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE CONTRACTS INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE CONTRACT. THIS LIFE CONTRACT IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Contract provides for life insurance coverage and for the accumulation of a Contract Value, which will accumulate on a variable basis. The Contract requires the Contract Owner to make an initial payment of at least $25,000. Each Contract is a "modified endowment contract" for federal income tax purposes, except in certain circumstances described in FEDERAL TAX CONSIDERATIONS. A loan, distribution or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of accumulated income in the Contract. Death Benefits under a modified endowment contract, however, are generally not subject to federal income tax. See FEDERAL TAX CONSIDERATIONS.

We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Correspondence may be mailed to: Allmerica Select, P.O. Box 8179, Boston, MA 02266-8179



                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................        3
SUMMARY OF FEES AND CHARGES.................................        6
SUMMARY OF CONTRACT FEATURES................................        9
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................       14
INVESTMENT OBJECTIVES AND POLICIES..........................       16
THE CONTRACT................................................       18
    Market Timers...........................................       18
    Applying for a Contract.................................       18
    Free Look Period........................................       19
    Conversion Privilege....................................       19
    Payments................................................       19
    Allocation of Payments..................................       20
    Transfer Privilege......................................       20
    Death Benefit (Without Guaranteed Death Benefit)........       21
    Guaranteed Death Benefit................................       22
    Contract Value..........................................       23
    Payment Options.........................................       24
    Optional Insurance Benefits.............................       25
    Surrender...............................................       25
    Partial Withdrawal......................................       25
CHARGES AND DEDUCTIONS......................................       26
    Monthly Deductions......................................       26
    Daily Deductions........................................       27
    Surrender Charge........................................       27
    Transfer Charges........................................       29
CONTRACT LOANS..............................................       29
CONTRACT TERMINATION AND REINSTATEMENT......................       30
OTHER CONTRACT PROVISIONS...................................       31
FEDERAL TAX CONSIDERATIONS..................................       32
    The Company and The Variable Account....................       32
    Taxation of the Contracts...............................       32
    Modified Endowment Contracts............................       33
    Contract Loans..........................................       33
    Diversification.........................................       33
VOTING RIGHTS...............................................       34
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............       35
DISTRIBUTION................................................       36
REPORTS.....................................................       36
LEGAL PROCEEDINGS...........................................       37
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........       37
FURTHER INFORMATION.........................................       37
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................       37
INDEPENDENT ACCOUNTANTS.....................................       38
FINANCIAL STATEMENTS........................................       38
APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE...........      A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................      B-1
APPENDIX C -- PAYMENT OPTIONS...............................      C-1
APPENDIX D -- ILLUSTRATIONS.................................      D-1
APPENDIX E-- PERFORMANCE INFORMATION........................      E-1
FINANCIAL STATEMENTS........................................    FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on his/her last birthday measured on the Date of Issue and each Contract anniversary.

ALLMERICA FINANCIAL: Allmerica Financial Life Insurance and Annuity Company.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

CONTRACT OWNER: the person who may exercise all rights under the Contract, with the consent of any irrevocable Beneficiary. "You" and "your" refer to the Contract Owner in this prospectus.

CONTRACT VALUE: the total value of your Contract. It is the SUM of the:

    - Value of the units of the Sub-Accounts credited to your Contract; PLUS

    - Accumulation in the Fixed Account credited to the Contract.

DATE OF ISSUE: the date the Contract was issued, used to measure the Monthly Processing Date, Contract months, Contract years and Contract anniversaries.


DEATH BENEFIT: the Face Amount (the amount of insurance determined by your payment) or the Guideline Minimum Sum Insured, whichever is greater. After the Final Payment Date, if the Guaranteed Death Benefit is in effect, the Death Benefit will be the greater of (a) the Face Amount as of the Final Payment Date or (b) the Contract Value as of the date due proof of death is received by the Company.


EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's Underwriting Class.

FACE AMOUNT: the amount of insurance coverage. The Face Amount is shown in your Contract.

FINAL PAYMENT DATE: the Contract anniversary before the Insured's 100th birthday. After this date, no payments may be made and the Net Death Benefit is the Contract Value less any Outstanding Loan. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIRST ALLMERICA: First Allmerica Financial Life Insurance Company. "We," "our," "us," and "the Company" refer to First Allmerica Financial Life Insurance Company in this Prospectus.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed interest rate.

GENERAL ACCOUNT: all our assets other than those held in separate investment accounts.

GUIDELINE MINIMUM SUM INSURED: the minimum death benefit required to qualify the Contract as "life insurance" under federal tax laws. The guideline minimum sum insured is the PRODUCT of

    - The Contract Value TIMES

    - A percentage based on the Insured's age

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. The percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.

GUIDELINE SINGLE PREMIUM: used to determine the Face Amount under the Contract.

INSURED: the person or persons covered under the Contract. If more than one person is named, all provisions of the Contract that are based on the death of the Insured will be based on the date of death of the last surviving Insured.

LOAN VALUE: the maximum amount you may borrow under the Contract.

MONTHLY DEDUCTIONS: the amount of money that we deduct from the Contract Value each month to pay for the Monthly Maintenance Fee, Administration Charge, Monthly Insurance Protection Charge, Distribution Charge and the Federal and State Payment Tax Charge.

MONTHLY INSURANCE PROTECTION CHARGE: the amount of money that we deduct from the Contract Value each month to pay for the insurance.

MONTHLY PROCESSING DATE: the date, shown in your Contract, when Monthly Deductions are deducted.

NET DEATH BENEFIT: Before the Final Payment Date , the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan on the Insured's death, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawal costs and surrender charges.


After the Final Payment Date, if the Guaranteed Death Benefit is NOT in effect, the Net Death Benefit is:


    - The Contract Value; MINUS

    - Any Outstanding Loan on the Insured's death.


If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated. The guaranteed Net Death Benefit will be:



    - the greater of (a) the Face Amount as of the Final Payment Date or
      (b) the Contract Value as of the date due proof of death is received by the Company, MINUS



    - any Outstanding Loan, through the Contract month in which the Insured dies.


OUTSTANDING LOAN: all unpaid Contract loans plus loan interest due or accrued.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts of the Variable Account in the same proportion that, on the date of allocation, the Contract Value in the Fixed Account (other than value subject to Outstanding
Loan) and the Contract Value in each Sub-Account bear to the total Contract
Value.

SECOND-TO-DIE: the Contract may be issued as a joint survivorship
("Second-to-Die") Contract. Life insurance coverage is provided for two Insureds, with death benefits payable at the death of the last surviving Insured.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of an Underlying Fund.


SURRENDER VALUE: the amount payable on a full surrender. It is the Contract Value less any Outstanding Loan and surrender charges.

UNDERLYING FUNDS (FUNDS): the investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), and T. Rowe Price International Series, Inc. ("T. Rowe Price"), which are available under the Contract.


UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application and other Evidence of Insurability we consider. The Insured's underwriting class will affect the Monthly Insurance Protection Charge.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any Funds and Unit values of any Sub-Accounts are computed. Valuation dates currently occur on:

    - Each day the New York Stock Exchange is open for trading; and

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities so that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account SPVL, one of the Company's separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.

We deduct the following monthly charges from the Contract Value:

    - A $2.50 Maintenance Fee from Contracts with a Contract Value of less than $100 (See "Maintenance Fee");

    - 0.20% on an annual basis for the administrative expenses (See "Administration Charge");

    - A deduction for the cost of insurance, which varies depending on the type of Contract and Underwriting Class (See "Monthly Insurance Protection Charge");

    - For the first ten Contract years only, 0.90% on an annual basis for distribution expenses (See "Distribution Fee"); and

    - For the first Contract year only, 1.50% on an annual basis for federal, state and local taxes (See "Federal and State Payment Tax Charge"). The following daily charge is deducted from the Variable Account:

    - 0.90% on an annual basis for the mortality and expense risks (See "Mortality and Expense Risk Charge.").

There are deductions from and expenses paid out of the assets of the Funds that are described in their prospectuses.

WHAT CHARGES DO I INCUR IF I SURRENDER MY CONTRACT OR MAKE A PARTIAL WITHDRAWAL?

The charges below apply only if you surrender your Contract or make partial withdrawals:

    - Surrender Charge -- A surrender charge on a withdrawal exceeding the "Free 10% Withdrawal," described below. This Charge applies on surrenders or partial withdrawals within ten Contract years from Date of Issue. The surrender charge begins at 10.00% of the amount that exceeds the Free 10% Withdrawal amount and decreases to 0% by the tenth Contract year.

    - Partial Withdrawal Transaction Fee -- A transaction fee of 2.0% of the amount withdrawn, not to exceed $25, for each partial withdrawal for processing costs. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                              MANAGEMENT FEE                     OTHER EXPENSES      TOTAL FUND EXPENSES
                                                (AFTER ANY       FEES UNDER    (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                             VOLUNTARY WAIVERS)   12B-1 PLAN*     REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                             ------------------   -----------     ---------------       ---------------
AIT Equity Index Fund (Service Shares)....        0.28%             0.15%             0.06%                 0.49%(1)(2)
AIT Money Market Fund (Service Shares)....        0.31%             0.15%             0.05%                 0.51%(1)
AIT Select Aggressive Growth Fund (Service
 Shares)..................................        0.83%             0.15%             0.07%                 1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).........................        0.88%             0.15%             0.06%                 1.09%(1)(2)
AIT Select Emerging Markets Fund (Service
 Shares)..................................        1.35%             0.15%             0.34%                 1.84%(1)(2)
AIT Select Growth and Income Fund (Service
 Shares)..................................        0.68%             0.15%             0.05%                 0.88%(1)(2)
AIT Select Growth Fund (Service Shares)...        0.79%             0.15%             0.06%                 1.00%(1)(2)
AIT Select International Equity Fund
 (Service Shares).........................        0.89%             0.15%             0.12%                 1.16%(1)(2)
AIT Select Investment Grade Income Fund
 (Service Shares).........................        0.41%             0.15%             0.06%                 0.62%(1)
AIT Select Strategic Growth Fund (Service
 Shares)..................................        0.85%             0.15%             0.29%                 1.29%(1)
AIT Select Strategic Income Fund (Service
 Shares)..................................        0.58%             0.15%             0.39%                 1.12%(1)
AIT Select Value Opportunity Fund (Service
 Shares)..................................        0.87%             0.15%             0.05%                 1.07%(1)(2)
AIM V.I. Aggressive Growth Fund...........        0.80%             0.00%             0.41%                 1.21%(3)
Alliance Growth and Income Portfolio
 (Class B)................................        0.63%             0.25%             0.04%                 0.92%
Alliance Premier Growth Portfolio
 (Class B)................................        1.00%             0.25%             0.04%                 1.29%
Fidelity VIP Equity-Income Portfolio......        0.48%             0.00%             0.10%                 0.58%(5)
Fidelity VIP Growth Portfolio.............        0.58%             0.00%             0.10%                 0.68%(5)
Fidelity VIP High Income Portfolio........        0.58%             0.00%             0.13%                 0.71%(5)
FT VIP Franklin Small Cap Fund
 (Class 2)................................        0.53%             0.25%             0.31%                 1.09%(5)(6)
FT VIP Mutual Shares Securities Fund
 (Class 2)................................        0.60%             0.25%             0.19%                 1.04%(5)
INVESCO VIF Health Sciences Fund..........        0.75%             0.00%             0.31%                 1.06%(7)
Janus Aspen Growth Portfolio (Service
 Shares)..................................        0.65%             0.25%             0.01%                 0.91%(8)
T. Rowe Price International Stock
 Portfolio................................        1.05%             0.00%             0.00%                 1.05%(9)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract Owners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act (12b-1 Plan) that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



    Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. (AFIMS) has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



    In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



    Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.70% for Fidelity VIP High Income Portfolio.



(5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(6) For FT VIP Franklin Small Cap Fund the managers had agreed in advance to make estimated reductions of 0.08%, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.



(7) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(8) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(9)  Management fees include ordinary, recurring operating expenses.

                          SUMMARY OF CONTRACT FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Contract, together with its attached application, constitutes the entire agreement between you and the Company.


There is no guaranteed minimum Contract Value. The value of a Contract will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Contract Value will also be adjusted for other factors, including the amount of charges imposed. The Contract Value may decrease to the point where the Contract will lapse and provide no further death benefit without additional premium payments, unless the Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.


WHAT IS THE CONTRACT'S OBJECTIVE?

The objective of the Contract is to give permanent life insurance protection and to help you build assets tax-deferred. Benefits available through the Contract include:

    - A life insurance benefit that can protect your family;

    - Payment options that can guarantee an income for life, if you want to use your Contract for retirement income;

    - A personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

    - Experienced professional investment advisers; and

    - Tax deferral on earnings while your money is accumulating.

The Contract combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Contract Value will increase or decrease depending on investment results. Unlike traditional insurance policies, the Contract has no fixed schedule for payments.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is a contract between you and us. Each Contract has a Contract Owner ("you"), the Insured and a Beneficiary. As Contract Owner, you make the payment, choose investment allocations and select the Insured and Beneficiary. The Insured is the person covered under the Contract. The Beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the Beneficiary when the Insured dies while the Contract is in effect. If the Contract was issued as a Second-to-Die Contract, the Net Death Benefit will be paid on the death of the last surviving Insured.

Before the Final Payment Date, the Death Benefit is either the Face Amount (the amount of insurance determined by your payment) or the minimum death benefit provided by the Guideline Minimum Sum Insured, whichever is greater. The Net Death Benefit is the Death Benefit less any Outstanding Loan, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, if the Guaranteed Death Benefit is NOT in effect, the Net Death Benefit is the Contract Value less any Outstanding Loan. If the Guaranteed Death Benefit is in effect on the Final Payment date, a Guaranteed Death Benefit will be provided unless the Guaranteed Death Benefit is subsequently terminated. The Guaranteed Death Benefit will be either the Face Amount as of the Final Payment Date or the Contract Value as of the date due proof of death is received by the Company, whichever is greater, reduced by any Outstanding Loan through the Contract month in which the insured dies. For more information, see "Guaranteed Death Benefit."



The Beneficiary may receive the Net Death Benefit in a lump sum or under one of the Company's payment options.


CAN I EXAMINE THE CONTRACT?

Yes. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives within 10 days (or such later date as required in your state) after you receive the Contract. If your Contract was purchased in New York as a replacement for an existing policy, you after the right to cancel for up to 60 days after your receive the Contract.

If you exercise your right to cancel, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

Where required by state law, your refund will be your entire payment. In other states or if the Contract was issued in New York as a replacement, the refund will equal the sum of:

    - Amounts allocated to the Fixed Account; PLUS

    - The value of the Units in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

WHAT ARE MY INVESTMENT CHOICES?

The Contract allows you to allocate payments in up to 20 Sub-Accounts of the Variable Account at a time. Each Sub-Account invests its assets in a corresponding investment Underlying Fund. In some states, insurance regulations may restrict the availability of particular Underlying Funds.

The Contract also offers a Fixed Account that is part of the General Account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Contract provides for a full refund under its "Right to Cancel" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Cancel" provision of your Contract. After this, we will allocate all amounts as you have chosen.

The Underlying Funds and their investment managers are as follows:


UNDERLYING FUND                              MANAGER
---------------                              -------
AIT Equity Index Fund                        Allmerica Asset Management, Inc.
AIT Money Market                             Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund            Massachusetts Financial Services Company and
                                             Jennison Associates LLC
AIT Select Capital Appreciation Fund         T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund             Schroder Investment Management North America
                                             Inc.
AIT Select Growth and Income Fund            J. P. Morgan Investment Management Inc.
AIT Select Growth Fund                       Putnam Investment Management, LLC
AIT Select International Equity Fund         Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund      Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund             TCW Investment Management Company
AIT Select Strategic Income Fund             Western Asset Management Company
AIT Select Value Opportunity Fund            Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund              A I M Advisors, Inc.
Alliance Growth and Income Portfolio         Alliance Capital Management, L.P
Alliance Premier Growth Portfolio            Alliance Capital Management, L.P
Fidelity VIP Equity-Income Portfolio         Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                Fidelity Management & Research Company
Fidelity VIP High Income Portfolio           Fidelity Management & Research Company
FT VIP Franklin Small Cap Fund               Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund         Franklin Mutual Advisers, LLC
INVESCO VIF Health Sciences Fund             INVESCO Funds Group, Inc.
Janus Aspen Growth Portfolio                 Janus Capital
T. Rowe Price International Stock Portfolio  T. Rowe Price International, Inc.


CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Contract permits you to transfer Contract Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE CONTRACT -- "Transfer Privilege." You also may elect automatic account rebalancing so that assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more Sub-Accounts. See "Transfer Privilege."

The first 12 transfers of Contract Value in a Contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same Contract year. This charge is for the costs of processing the transfer.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Contract requires a single payment on or before the Date of Issue. Additional payment(s) of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the contract.

WHAT IF I NEED MY MONEY?

You may borrow up to the Loan Value of your Contract. The Loan Value is 90% of the Surrender Value. You may also make partial withdrawals and surrender the Contract for its Surrender Value.

The guaranteed annual interest rate credited to the Contract Value securing a loan will be at least 4.0% (5.5% for a preferred loan). The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%.

We will allocate Contract loans among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer the Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account.

You may surrender your Contract and receive its Surrender Value. You may make partial withdrawals of $1,000 or more from the Contract Value, subject to a partial withdrawal transaction fee and any applicable surrender charges. The Face Amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Contract. See FEDERAL TAX CONSIDERATIONS -- "Contract Loans." A surrender on partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

    - Yes. There are several changes you can make after receiving your Contract, within limits. You may

    - Cancel your Contract under its "Right to Cancel" provision;

    - Transfer your ownership to someone else;

    - Change the Beneficiary;

    - Change the allocation for any additional payment, with no tax consequences under current law;

    - Make transfers of the Contract Value among the Funds, with no taxes incurred under current law; and

    - Add or remove the optional insurance benefits.

CAN I CONVERT MY CONTRACT INTO A FIXED CONTRACT?

Yes. You can convert your Contract without charge during the first 24 months after the Date of Issue. On conversion, we will transfer the Contract Value in the Variable Account to the Fixed Account. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY CONTRACT?


The Contract will not lapse unless the Surrender Value on a Monthly Processing Date is less than zero. There is a 62-day grace period in this situation. If the Insured has not died, you may reinstate your Contract within three years after the grace period, within limits. The Insured must provide evidence of insurability subject to our then current underwriting standards. See CONTRACT TERMINATION AND REINSTATEMENT. If the Guaranteed Death Benefit is in effect, the Contract will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). However, if the Guaranteed Death Benefit terminates, the Contract may then lapse. See THE CONTRACT -- "Guaranteed Death Benefit."


HOW IS MY CONTRACT TAXED?

The Contract has been designed to be a "modified endowment contract." However, under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code"), an exchange of (1) a life insurance contract entered into before June 21, 1988 or
(2) a life insurance contract that is not itself a modified endowment contract, will not cause the Contract to be treated as a modified endowment contract if no additional payments are paid and there is no increase in the death benefit as a result of the exchange.

If the Contract is considered a modified endowment contract, all distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income. However, the Net Death Benefit under the Contract is excludable from the gross income of the Beneficiary. In some circumstances, federal estate tax may apply to the Net Death Benefit or the Contract Value. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Contract."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. The Prospectus and the Contract provide further detail. The Contract provides insurance protection for the named beneficiary. The Contract and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT.

NO CLAIM IS MADE THAT THE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account with twenty-three (23) Sub-Accounts. Each Sub-Account invests in a Fund of AIT, AIM, Alliance, Fidelity VIP, FT VIP, INVESCO VIF, Janus Aspen or T. Rowe Price. The assets used to fund the variable part of the Contracts are set aside in Sub-Accounts and are separate from our general assets. We administer and account for each Sub-Account as part of our general business. However, income, capital gains and capital losses are allocated to each Sub-Account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the Sub-Accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this Prospectus.


ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



AIM VARIABLE INSURANCE FUNDS


AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contracts: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP High Income Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES
Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. One of its investment portfolios is available under the Contract: Janus Aspen Growth Portfolio.


T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: T. Rowe Price International Stock Portfolio. An affiliate of Price International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

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                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The Sub-Adviser for the AIT Equity Index Fund is Allmerica Asset Management, Inc.



AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the AIT Money Market Fund. The Sub-Adviser for the AIT Money Market Fund is Allmerica Asset Management, Inc.



AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Massachusetts Financial Services Company and Jennison Associates LLC. The Sub-Advisers for the AIT Select Aggressive Growth Fund are Massachusetts Financial Services Company and Jennison Associates LLC.



AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Sub-Adviser for the Select Capital Appreciation Fund is T. Rowe Price Associates, Inc. The Sub-Adviser for the AIT Select Capital Appreciation Fund is T. Rowe Price Associates, Inc.



AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc. The Sub-Adviser for the AIT Select Emerging Markets Fund is Schroder Investment Management North America, Inc.



AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc. The Sub-Adviser for the AIT Select Growth and Income Fund is J.P. Morgan Investment Management, Inc.



AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc. The Sub-Adviser for the AIT Select Growth Fund is Putnam Investment Management, LLC.



AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser for the AIT Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.



AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The Sub-Adviser for the AIT Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

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AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation. The
Sub-Adviser for the Select Strategic Growth Fund is TCW Investment Management Company. The Sub-Adviser for the AIT Select Strategic Growth Fund is TCW Investment Management Company.



AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities. The Sub-Advisers for the Select Strategic Income Fund are Western Asset Management Company and Western Asset Management Company Limited. The Sub-Adviser for the AIT Select Strategic Income Fund is Western Asset Management Company.



AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC. The Sub-Adviser for the AIT Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.


FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND/OR POLICIES. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Contract Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

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                                  THE CONTRACT


MARKET TIMERS



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contracts.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


APPLYING FOR A CONTRACT

Individuals wishing to purchase a Contract must complete an application and submit it to an authorized representative or to the Company at its Principal Office. We offer Contracts to applicants 89 years old and under. After receiving a completed application from a prospective Contract Owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

If a prospective Contract Owner makes the initial payment with the application, we will provide fixed conditional insurance during underwriting. The conditional insurance will be based upon Death Benefit Factors shown in the Conditional Insurance Agreement, up to a maximum of $500,000, depending on Age and Underwriting Class. This coverage will continue for a maximum of 90 days from the date of the application or, if required, the completed medical exam. If death is by suicide, we will return only the payment made.

If you made the initial payment before the date of Issuance and Acceptance, we will allocate the payment to our Fixed Account within two business days of receipt of the payment at our Principal Office. IF WE ARE UNABLE TO ISSUE THE CONTRACT, THE PAYMENT WILL BE RETURNED TO THE CONTRACT OWNER WITHOUT INTEREST.

If your application is approved and the Contract is issued and accepted, we will allocate your Contract Value on Issuance and Acceptance according to your instructions. However, if your Contract provides for a full refund of payments under its "Right to Cancel" provision as required in your state (see THE CONTRACT -- "Free Look Period," below), we will initially allocate your Sub-Account investments to the AIT Money Market Fund. We will reallocate all amounts according to your investment choices no later than the expiration of the right to cancel period.


If your initial payment is equal to the amount of the Guideline Single Premium, the Contract will be issued with the Guaranteed Death Benefit at no additional cost. If the Guaranteed Death Benefit is in effect on the

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Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated. See THE CONTRACT -- "Death Benefit" -- "Guaranteed Death Benefit," below.


FREE LOOK PERIOD

The Contract provides for a free look period under the "Right to Cancel" provision. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives on or before the tenth day (or such later date as required in your state) after you receive the Contract. If your Contract was purchased in New York as a replacement for an existing policy, you after the right to cancel for up to 60 days after your receive the Contract. If you exercise your right to cancel, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

Where required by state law, the refund will be your entire payment. In other states or if the Contract was issued in New York as a replacement, the refund will equal the sum of:

    - Amounts allocated to the Fixed Account; PLUS

    - The Contract Value in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue, you can convert your Contract into a fixed Contract by transferring all Contract Value in the Sub-Accounts to the Fixed Account. The conversion will take effect at the end of the Valuation Period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

The Contracts are designed for a large single payment to be paid by the Contract Owner on or before the Date of Issue. The minimum initial payment is $25,000. The initial payment is used to determine the Face Amount. The Face Amount will be determined by treating the payment as equal to 100% of the Guideline Single Premium. You may indicate the desired Face Amount on the application. If the Face Amount specified exceeds 100% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a higher Face Amount will be issued.

If the Face Amount specified is less than 80% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a lower Face Amount will be issued. The Contract Owner must agree to any amendment to the application.

Under our underwriting rules, the Face Amount must be based on 100% of the Guideline Single Premium to be eligible for simplified underwriting.

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. Any additional payment, after the initial payment, is credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

The Contract limits the ability to make additional payments. However, no additional payment may be less than $10,000 without our consent. Any additional payment(s) may not cause total payments to exceed the maximum payment on the specifications page of your Contract

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Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent Contract lapse during a Contract year. See CONTRACT TERMINATION AND REINSTATEMENT.


ALLOCATION OF PAYMENTS


The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Contract, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Contract Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Contract Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Contract Value held in the Fixed Account that secures a Contract loan.) We will make transfers at your written request or telephone request, as below. Transfers are effected at the value next computed after receipt of the transfer order.

TELEPHONE REQUESTS

You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS
The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

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    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Contract Value under the Contract.

    - You may make only one transfer involving the Fixed Account in each Contract quarter.

Currently, the first 12 transfers in a Contract year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Contract year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, contract loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION
You may have automatic transfers of at least $100 made on a periodic basis:

    - from the Fixed Account or the Sub-Account which invests in the AIT Money Market Fund of AIT to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Contract Value among the Sub-Accounts ("Automatic Account Rebalancing Option").

Automatic transfers may be made every one, three, six or twelve months. The first automatic transfer counts as one transfer toward the 12 free transfers allowed in each Contract year. Each subsequent automatic transfer is free and does not reduce the remaining number of transfers that are free in a Contract year.

Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Account Rebalancing Option may not be in effect at the same time. The Fixed Account is not included in Automatic Account Rebalancing.

If the Contract Value in the Sub-Account from which the automatic transfer is to be made is reduced to zero, the automatic transfer option will terminate. The Contract Owner must reapply for any future automatic transfers.

ASSET ALLOCATION MODEL REALLOCATIONS
If a Contract Owner elects to follow an asset allocation strategy, the Contract Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocations recommendations made by such third parties, and is not responsible for the investment allocations and transfers transacted on the Contract Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


DEATH BENEFIT (WITHOUT GUARANTEED DEATH BENEFIT)


If the Contract is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit to the named Beneficiary. For Second-to-Die Contracts, the Net Death Benefit is payable on the death of the last surviving Insured. There is no Death Benefit payable on the death of the first Insured to die. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER CONTRACT PROVISIONS -- "Delay of Payments." The Beneficiary may receive the Net Death Benefit in a lump sum or under a payment option, unless the payment option has been restricted by the Contract Owner. See APPENDIX B -- PAYMENT OPTIONS.

The Death Benefit is the GREATER of the:

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    - Face Amount OR

    - Minimum Sum Insured.

Before the Final Payment Date the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, the Net Death benefit is:

    - The Contract Value; MINUS

    - Any Outstanding Loan.


GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)



If at the time of issue the Contract Owner has made payments equal to 100% of the Guideline Single Premium, a Guaranteed Death Benefit will be added to the Contract at no additional charge. If this Guaranteed Death Benefit is in effect, the Company:



    - guarantees that the Contract will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure); and



    - provides a guaranteed Net Death Benefit after the Final Payment Date.



Certain transactions, including certain policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Guaranteed Death Benefit. IF THIS GUARANTEED DEATH BENEFIT IS TERMINATED, IT CANNOT BE REINSTATED.



GUARANTEED DEATH BENEFIT


The Death Benefit before the Final Payment Date will be the greater of the Face Amount as of the date of death or the Minimum Sum Insured. Before the Final Payment Date the Net Death Benefit is:



    - the Death Benefit, MINUS



    - any Outstanding Loan on the Insured's death, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawal costs and surrender charges.



If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated, as described below. The guaranteed Net Death Benefit will be:



    - the GREATER of (a) the Face Amount as of the Final Payment Date or
      (b) the Contract Value as of the date due proof of death is received by the Company,



    - REDUCED by the Outstanding Loan, if any, through the Contract month in which the Insured dies.



TERMINATION OF THE GUARANTEED DEATH BENEFIT


The Guaranteed Death Benefit will terminate (AND MAY NOT BE REINSTATED) on the first to occur of the following:



    - Foreclosure of an Outstanding Loan, if any; or



    - Any Contract change that results in a negative guideline level premium; or



    - A request for a partial withdrawal or preferred loan after the Final Payment Date; or



    - Upon the Contract Owner's written request.

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GUIDELINE MINIMUM SUM INSURED -- The Guideline Minimum Sum Insured is a
percentage of the Contract Value as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE. The Guideline Minimum Sum Insured is computed based on federal tax regulations to ensure that the Contract qualifies as a life insurance Contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary. The Guideline Minimum Sum Insured under this Contract meets or exceeds the IRS Guideline Minimum Sum Insured.

ILLUSTRATION -- In this illustration, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

A Contract with a $100,000 Face Amount will have a Death Benefit of $100,000. However, because the Death Benefit must be equal to or greater than 250% of Contract Value, if the Contract Value exceeds $40,000 the Death Benefit will exceed the $100,000 Face Amount. In this example, each dollar of Contract Value above $40,000 will increase the Death Benefit by $2.50. For example, a Contract with a Contract Value of $50,000 will have a guideline minimum sum insured of $125,000 ($50,000 X 2.50); Contract Value of $60,000 will produce a guideline minimum sum insured of $150,000 ($60,000 X 2.50); and Contract Value of $75,000 will produce a guideline minimum sum insured of $187,500 ($75,000 X 2.50).

Similarly, if Contract Value exceeds $40,000, each dollar taken out of Contract Value will reduce the Death Benefit by $2.50. If, for example, the Contract Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $150,000 to $125,000. If, however, the Contract Value multiplied by the applicable percentage from the table in Appendix A is less than the Face Amount, the Death Benefit will equal the Face Amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Contract Value exceeded $54,055 (rather than $40,000), and each dollar then added to or taken from Contract Value would change the Death Benefit by $1.85.

CONTRACT VALUE

The Contract Value is the total value of your Contract. It is the SUM of:

    - Your accumulation in the Fixed Account; PLUS

    - The value of your Units in the Sub-Accounts.

There is no guaranteed minimum Contract Value. The Contract Value on any date depends on variables that cannot be predetermined.

Your Contract Value is affected by the:

    - Amount of your payment(s);

    - Interest credited in the Fixed Account;

    - Investment performance of the Funds you select;

    - Partial withdrawals;

    - Loans, loan repayments and loan interest paid or credited; and

    - Charges and deductions under the Contract.

COMPUTING CONTRACT VALUE -- We compute the Contract Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Contract Value is:

    - Your payment plus any interest earned during the underwriting period it was allocated to the Fixed Account (see THE CONTRACT -- "Applying for a Contract"); MINUS

    - The Monthly Deductions due.

On each Valuation Date after the Date of Issue, the Contract Value is the sum of:

    - Accumulations in the Fixed Account; PLUS

    - The SUM of the PRODUCTS of:

       - The number of Units in each Sub-Account; TIMES

       - The value of a Unit in each Sub-Account on the Valuation Date.

THE UNIT -- We allocate each payment to the Sub-Accounts you selected. We credit allocations to the Sub-Accounts as Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Contract is the QUOTIENT of:

    - That part of the payment allocated to the Sub-Account; DIVIDED by

    - The dollar value of a Unit on the Valuation Date the payment is received at our Principal Office.

The number of Units will remain fixed unless changed by a split of Unit value, transfer, loan, partial withdrawal or surrender. Also, Monthly Deductions taken from a Sub-Account will result in cancellation of Units equal in value to the amount deducted.

The dollar value of a Unit of a Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. This investment experience reflects the investment performance, expenses and charges of the Fund in which the Sub-Account invests. The value of each Unit was set at $1.00 on the first Valuation Date of each Sub-Account.

The value of a Unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the Unit on the preceding Valuation Date; TIMES

    - The Net Investment Factor.

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a Sub-Account during the Valuation Period just ended. The net investment factor for each Sub-Account is the result of:

    - The net asset value per share of a Fund held in the Sub-Account determined at the end of the current Valuation Period; PLUS

    - The per share amount of any dividend or capital gain distributions made by the Fund on shares in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; DIVIDED BY

    - The net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; MINUS

    - The mortality and expense risk charge for each day in the Valuation Period, currently at an annual rate of 0.90% of the daily net asset value of that Sub-Account.

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX B -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Contract is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.


OPTIONAL INSURANCE BENEFITS



You may add optional insurance benefits to the Contract, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS.


SURRENDER

You may surrender the Contract and receive its Surrender Value. The Surrender Value is:

    - The Contract Value, MINUS

    - Any Outstanding Loan and surrender charges.

We will compute the Surrender Value on the Valuation Date on which we receive the Contract with a Written Request for surrender. We will deduct a surrender charge if you surrender the Contract within 10 full Contract years of the Date of Issue. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The Surrender Value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX B -- PAYMENT OPTIONS. We will normally pay the Surrender Value within seven days following our receipt of Written Request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of a surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

You may withdraw part of the Contract Value of your Contract on Written Request. Your Written Request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the Sub-Accounts and the Fixed Account. If you do not provide allocation instructions, we will make a Pro-rata Allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. The Face Amount is reduced proportionately based on the ratio of the amount of the partial withdrawal and charges to the Contract Value on the date of withdrawal.

On a partial withdrawal from a Sub-Account, we will cancel the number of Units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal transaction fee and any applicable surrender fee. See CHARGES AND DEDUCTIONS -- "Surrender Charge." We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.


The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Contracts, where the Insured is within the following class of individuals:



    All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.


MONTHLY DEDUCTIONS

On the Monthly Processing Date, the Company will deduct an amount to cover charges and expenses incurred in connection with the Contract. This Monthly Deduction will be deducted by subtracting values from the Fixed Account accumulation and/or canceling Units from each applicable Sub-Account in the ratio that the Contract Value in the Sub-Account bears to the Contract Value. The amount of the Monthly Deduction will vary from month to month. If the Contract Value is not sufficient to cover the Monthly Deduction which is due, the Contract may lapse. (See CONTRACT TERMINATION AND REINSTATEMENT.) The Monthly Deduction is comprised of the following charges:

    - MAINTENANCE FEE: The Company will make a deduction of $2.50 from any Contract with less than $100 in Contract Value to cover charges and expenses incurred in connection with the Contract. This charge is to reimburse the Company for expenses related to issuance and maintenance of the Contract. The Company does not intend to profit from this charge.

    - ADMINISTRATION CHARGE: The Company imposes a monthly charge at an annual rate of 0.20% of the Contract Value. This charge is to reimburse us for administrative expenses incurred in the administration of the Contract. It is not expected to be a source of profit.

    - MONTHLY INSURANCE PROTECTION CHARGE: Immediately after the Contract is issued, the Death Benefit will be greater than the payment. While the Contract is in force, prior to the Final Payment Date, the Death Benefit will generally be greater than the Contract Value. To enable us to pay this excess of the Death Benefit over the Contract Value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of Contract and the Underwriting Class. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the Contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables, Tobacco User or Non-Tobacco User (Mortality Table B for unisex Contracts and Mortality Table D for Second-to-Die Contracts) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all Insureds of the same Age, sex and Underwriting Class whose Contracts have been in force for the same period.

      The Underwriting Class of an Insured will affect the insurance protection rate. We currently place Insureds into standard Underwriting Classes and non-standard Underwriting Classes. The Underwriting Classes are also divided into two categories: tobacco user and non-tobacco user. We will place Insureds under the age of 18 at the Date of Issue in a standard or non-standard Underwriting Class. We will then classify the Insured as a non-tobacco user.

    - DISTRIBUTION EXPENSE: During the first ten Contract years, we make a monthly deduction to compensate for a portion of the sales expenses which are incurred by us with respect to the Contracts. This charge is equal to an annual rate of 0.90% of the Contract Value.

    - FEDERAL AND STATE PAYMENT TAX CHARGE: During the first Contract year, we make a monthly deduction to partially compensate the Company for the increase in federal tax liability from the application of Section 848 of the Internal Revenue Code and to offset a portion of the average premium tax the Company is expected to pay to various state and local jurisdictions. This charge is equal to an annual rate of 1.50% of the Contract Value. Premium taxes vary from state to state, ranging from zero to 5%. The deduction may be higher or lower than the actual premium tax imposed by the applicable jurisdiction, and is made whether or not any premium tax applies. The Company does not intend to profit from the premium tax portion of this charge.

DAILY DEDUCTIONS


We assess each Sub-Account with a charge for mortality and expense risks we assume. Fund expenses are also reflected in the value of the units of the Variable Account.


    - Mortality and Expense Risk Charge: We impose a daily charge at a current annual rate of 0.90% of the average daily net asset value of each Sub-Account. This charge compensates us for assuming mortality and expense risks for variable interests in the Contracts.

      The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Contracts will exceed those compensated by the maintenance fee and administration charges in the Contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

    - Fund Expenses: The value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses of the Funds whose shares the Sub-Accounts purchase. The prospectuses and statements of additional information of the Funds contain more information concerning the fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the Sub-Accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A contingent surrender charge is deducted from Contract Value in the case of surrender and/or a partial withdrawal for up to 10 years from Date of Issue of the Contract. The payments you make for the Contract are the maximum amount subject to a surrender charge. Certain withdrawals may be made without surrender charges, but any part of a withdrawal that is assessed a surrender charge reduces the remaining payments that will be subject to a surrender charge in the future.

In any Contract year, you may withdraw, without a surrender charge, up to:

    - 10% of the Contract Value at the time of the withdrawal, MINUS

    - The total of any prior free withdrawals in the same Contract year ("Free 10% Withdrawal.")

The 10% Free Withdrawal amount applies to both partial withdrawals and a full surrender of the Contract.

We will apply a surrender charge only to the amount by which your requested withdrawal exceeds the remaining 10% Free Withdrawal amount for that Contract year. This excess withdrawal amount, which is subject to a surrender charge based on the table below, reduces the remaining amount of your payments that will be subject to a surrender charge in the future. If the amount of the remaining payments that are subject to a surrender charge is reduced to zero, we will no longer assess a surrender charge, even if the surrender or partial withdrawal is within 10 years of the Contract's Date of Issue. During the first Contract year, the surrender charge could be as much as 10% of your purchase payments. See the EXAMPLES, below.

The surrender charge applicable to the excess withdrawal amount will depend upon the number of years that the Contract has been in force, based on the following schedule:

   Contract Year*        1       2      3      4      5      6      7      8      9        10+
Surrender Charge       10.00%  9.25%  8.50%  7.75%  7.00%  6.25%  4.75%  3.25%  1.50%      0%

* For a Contract that lapses and reinstates, see CONTRACT TERMINATION AND REINSTATEMENT.

The amount withdrawn from Contract Value equals the amount you request plus the contingent surrender charge and the partial withdrawal transaction fee (described below).

The right to make the Free 10% Withdrawal is not cumulative from Contract year to Contract year. For example, if you withdraw only 8% of Contract Value in the second Contract year, the amount you could withdraw in future Contract years would not be increased by the amount you did not withdraw in the second Contract year.

PARTIAL WITHDRAWAL TRANSACTION FEE
For each partial withdrawal (including a Free 10% Withdrawal), we deduct a transaction fee of 2.0% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

EXAMPLES
In each example below, it is assumed that you have not taken any loans from the Contract.

EXAMPLE 1. Assume that you made an initial payment of $100,000 to the Contract, and that the Contract Value is $120,000 when you request a full surrender of the Contract eight months later. The amount of the Free 10% Withdrawal is $12,000 (10% of Contract Value). The amount of the Contract Value that is subject to a surrender charge is $108,000 (the $120,000 Contract Value minus the Free 10% Withdrawal of $12,000). However, the amount of the surrender charge is capped at $10,000 (the first year surrender charge of 10% times your $100,000 payment to the Contract). The Surrender Value is $110,000 (the Contract Value of $120,000 minus the surrender charge of $10,000).

EXAMPLE 2. Assume that you made an initial payment of $100,000 for the Contract, and that you request a partial withdrawal of $15,000 at the beginning of the fifth Contract year when the Contract Value is $130,000. The amount of the Free 10% Withdrawal is $13,000 (10% of the Contract Value). The amount of the partial withdrawal that is subject to a surrender charge is $2,000 (the $15,000 you requested minus the Free 10% Withdrawal of $13,000). The amount of the surrender charge is $140 ($2,000 times the 7.00% surrender charge applicable in the fifth Contract year). The remaining Contract Value is $114,835 (the $130,000 Contract Value at the time of the withdrawal minus the $15,000 you requested, the $140 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is $98,000 (your $100,000 initial payment minus the $2,000 that was subject to the surrender charge).

Assume that, later in the same year, your Contract Value has grown to $150,000 and you make a request for a partial withdrawal of $10,000. The amount of the Free 10% Withdrawal is $2,000 (the $15,000 that is 10% of Contract Value at the time of withdrawal minus the prior Free 10% Withdrawal in that year of $13,000). The amount of the withdrawal that is subject to a surrender charge is $8,000 (the $10,000 you requested minus the current Free 10% Withdrawal of $2,000). The amount of the surrender charge is $560 ($8,000 times the 7.00% surrender charge applicable in the fifth Contract year). The remaining Contract Value is $139,415 (the $150,000 Contract Value at the time of the withdrawal minus the $10,000 you requested, the $560 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is now $90,000 (the $98,000 of the initial payment that was still subject to a surrender charge after the first withdrawal minus the $8,000 that is subject to the surrender charge at the second withdrawal).

TRANSFER CHARGES

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that Contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers, the first automatic transfer counts as one transfer. Each future automatic transfer is without charge and does not reduce the remaining number of transfers that may be made without charge in that Contract year or in later Contract years. However, if you change your instructions for automatic transfers, the first automatic transfer thereafter will count as one transfer.

Each of the following transfers of Contract Value from the Sub-Accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Contract year:

    - A conversion within the first 24 months from Date of Issue;

    - A transfer to the Fixed Account to secure a loan; and

    - A transfer from the Fixed Account as a result of a loan repayment.

                                 CONTRACT LOANS

You may borrow money secured by your Contract Value, both during and after the first Contract year. The total amount you may borrow is the Loan Value. The Loan Value is 90% of the Surrender Value.

The minimum loan amount is $1,000. The maximum loan is the Loan Value minus any Outstanding Loan. We will usually pay the loan within seven days after we receive the Written Request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

We will allocate the loan among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.


Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0% (5.5% for preferred loans). NO OTHER INTEREST WILL BE CREDITED.


PREFERRED LOAN OPTION

Any portion of the Outstanding Loan that represents earnings in this Contract may be treated as a preferred loan. You may change a preferred loan to a non-preferred loan at any time upon written request.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Contract. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

LOAN INTEREST CHARGED


The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%. Interest is due and payable in arrears at the end of each Contract year or for as short a period as the loan may exist. Interest accrues daily. Interest not paid when due will be added to the Outstanding Loan by transferring Contract Value equal to the interest due to the Fixed Account. The interest due will bear interest at the same rate.


REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Contract lapse. We will allocate that part of the Contract Value in the Fixed Account that secured a repaid loan to the Sub-Accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Contract Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Contract Value previously transferred from the Variable Account to secure the outstanding loan.

If the Outstanding Loan exceeds the Contract Value less the surrender charge, the Contract will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Contract will terminate with no value. See CONTRACT TERMINATION AND REINSTATEMENT.

EFFECT OF CONTRACT LOANS

Contract loans will permanently affect the Contract Value and Surrender Value, and may permanently affect the Death Benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Contract Value in the Fixed Account that secures the loan. We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from a surrender.

                     CONTRACT TERMINATION AND REINSTATEMENT

TERMINATION


Unless the Guaranteed Death Benefit is in effect, the Contract will terminate if on a Monthly Processing Date the Surrender Value is less than $0 (zero.) If this situation occurs, the Contract will be in default. You will then have a grace period of 62 days, measured from the date of default, to make a payment sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the payment due and the date by which it must be paid. Failure to make a sufficient payment within the grace period will result in the Contract terminating without value. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any overdue charges.


REINSTATEMENT

A terminated Contract may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the Monthly Processing Date following the date you submit to us:

    - Written application for reinstatement;

    - 7Evidence of Insurability showing that the Insured is insurable according to our current underwriting rules;

    - A payment that is large enough to cover the cost of all Contract charges that were due and unpaid during the grace period;

    - A payment that is large enough to keep the Contract in force for three months; and

    - A payment or reinstatement of any loan against the Contract that existed at the end of the grace period.


Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit may not be reinstated.

SURRENDER CHARGE -- For the purpose of measuring the surrender charge period, the Contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default.

CONTRACT VALUE ON REINSTATEMENT -- The Contract Value on the date of reinstatement is:

    - The payment made to reinstate the Contract and interest earned from the date the payment was received at our Principal Office; PLUS

    - The Contract Value less any Outstanding Loan on the date of default; MINUS

    - The Monthly Deductions due on the date of reinstatement.

You may reinstate any Outstanding Loan.

                           OTHER CONTRACT PROVISIONS

CONTRACT OWNER

The Contract Owner named on the specifications page of the Contract is the Insured unless another Contract Owner has been named in the application. As Contract Owner, you are entitled to exercise all rights under your Contract while the Insured is alive, with the consent of any irrevocable Beneficiary.

BENEFICIARY

The Beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Contract, the Beneficiary has no rights in the Contract before the Insured dies. While the Insured is alive, you may change the Beneficiary, unless you have declared the Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Contract Owner (or the Contract Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, we will pay each Beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless the Contract Owner has requested otherwise.

ASSIGNMENT

You may assign a Contract as collateral or make an absolute assignment. All Contract rights will be transferred to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the Written Request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING CONTRACT PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE THE CONTRACT

We cannot challenge the validity of your Contract if the Insured was alive after the Contract had been in force for two years from the Date of Issue.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide within two years from the Date of Issue. Instead, we will pay the Beneficiary all payments made for the Contract, without interest, less any Outstanding Loan and partial withdrawals.

MISSTATEMENT OF AGE OR SEX

If the Insured's Age or sex is not correctly stated in the Contract application, we will adjust the Death Benefit and the Face Amount under the Contract to reflect the correct Age and sex. The adjustment will be based upon the ratio of the maximum payment for the Contract to the maximum payment for the Contract issued for the correct Age or sex. We will not reduce the Death Benefit to less than the Guideline Minimum Sum Insured. For a unisex Contract, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Contract loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings;

    - The SEC restricts trading on the New York Stock Exchange; or

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Contract Owner is a corporation or the Trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes with respect to the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE CONTRACTS

We believe that the Contracts described in this prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the total amount of premiums and on the relationship of the Contract Value to the Death Benefit. So long as the Contracts are life insurance contracts, the Net Death Benefit of the Contract is excludable from the gross income of the Beneficiary. Also, any increase in Contract Value is not taxable until received by you or your designee. Although the Company believes the Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to a last survivorship life insurance contract is not directly addressed by Section 7702. In absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Contract will meet the Section 7702 definition of a life insurance Contract. This is true particularly if the Contract Owner pays the full amount of payments permitted under the Contract. A Contract Owner contemplating the payment of such amounts should do so only after consulting a tax advisor. If a Contract were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay test" of Section 7702A. The seven-pay test provides that payments cannot be paid at a rate more rapidly than allowed by the payment of seven annual payments using specified computational rules provided in
Section 7702A. If the Contract is considered a modified endowment contract, distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the Surrender Value exceeds the Contract Owner's investment in the Contract. Any other amounts will be treated as a return of capital up to the Contract Owner's basis in the Contract. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled;

    - Made after the taxpayer attains age 59 1/2 ; OR

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

The Company has designed this Contract to meet the definition of a modified endowment contract.

Any contract received in exchange for a modified endowment contract will also be a modified endowment contract. However, an exchange under Section 1035 of the Code of (1) a life insurance contract entered into before June 21, 1988 or
(2) a life insurance contract that is not itself a modified endowment contract, will not cause the new Contract to be treated as a modified endowment contract if no additional payments are paid and there is no increase in the death benefit as a result of the exchange.

All modified endowment contracts issued by the same insurance company to the same Contract Owner during any calendar period will be treated as a single modified endowment contract in computing taxable distributions.

CONTRACT LOANS

Consumer interest paid on Contract loans under an individually owned Contract is not tax deductible. A business may deduct interest on loans up to $50,000 subject to a prescribed maximum amount, provided that the Insured is a "key person" of that business. The Code defines "key person" to mean an officer or a 20% owner.

You may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Contract.

DIVERSIFICATION

Federal tax law requires that the investment of each Sub-Account funding the Contracts be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the Funds, we believe that the Funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Contract Owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Contracts or our administrative rules may be modified as necessary to prevent a Contract Owner from being considered the owner of the assets of the Variable Account.

                                 VOTING RIGHTS

Where the law requires, we will vote Fund shares that each Sub-Account holds according to instructions received from Contract Owners with Contract Value in the Sub-Account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Contracts, we reserve the right to do so.

We will provide each person having a voting interest in a Fund with proxy materials and voting instructions. We will vote shares held in each Sub-Account for which no timely instructions are received in proportion to all instructions received for the Sub-Account. We will also vote in the same proportion our shares held in the Variable Account that do not relate to the Contracts.

We will compute the number of votes that a Contract Owner has the right to instruct on the record date established for the Fund. This number is the quotient of:

    - Each Contract Owner's Contract Value in the Sub-Account; divided by

    - The net asset value of one share in the Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Bruce C. Anderson                            Director (since 1996) and Vice President
  Director and Vice President                (since 1984) of First Allmerica
Warren E. Barnes                             Vice President (since 1996) and Corporate
  Vice President and Corporate               Controller (since 1998) of First Allmerica
  Controller
Mark R. Colborn                              Director (since 2000) and Vice President
  Director and Vice President                (since 1992) of First Allmerica
Charles F. Cronin                            Secretary and Counsel (since 2000) of First
  Secretary                                  Allmerica; Counsel (since 1996) of First
                                             Allmerica; Attorney (1991-1996) of Nutter,
                                             McClennen & Fish
J. Kendall Huber                             Director, Vice President and General Counsel
  Director, Vice President and               (since 2000) of First Allmerica; Vice
  General Counsel                            President (1999) of Promos Hotel Corporation;
                                             Vice President and Deputy General Counsel
                                             (1998-1999) of Legg Mason, Inc.; Vice
                                             President and Deputy General Counsel
                                             (1995-1998) of USF&G Corporation
Mark A. Hug                                  Director (since 2001) and Vice President
  Director and Vice President                (since 2000) of First Allmerica; Senior Vice
                                             President of Life and Annuity Products (2001)
                                             for The Equitable Life Assurance Society
John P. Kavanaugh                            Director and Chief Investment Officer (since
  Director, Vice President and               1996) and Vice President (since 1991) of First
  Chief Investment Officer                   Allmerica; Director (since 1996) and President
                                             (since 1995) of Allmerica Asset
                                             Management, Inc.
Mark C. McGivney                             Vice President (since 1997) and Treasurer
  Vice President and Treasurer               (since 2000) of First Allmerica; Associate,
                                             Investment Banking (1996-1997) of Merrill
                                             Lynch & Co.
John F. O'Brien                              Director, President and Chief Executive
  Director, President and                    Officer (since 1989) of First Allmerica
  Chief Executive Officer
Edward J. Parry, III                         Director and Chief Financial Officer (since
  Director, Vice President and               1996), Vice President (since 1993) and
  Chief Financial Officer                    Treasurer (1993-2000) of First Allmerica
Richard M. Reilly                            Director (since 1996); Vice President
  Director and Senior Vice President         (1990-2001) and Senior Vice President (since
                                             2001) of First Allmerica; Director (since
                                             1990), President and Chief Executive Officer
                                             (1995-2001) of Allmerica Financial Life
                                             Insurance and Annuity Company; Director and
                                             President (since 1998) of Allmerica Financial
                                             Investment Management Services, Inc.
Robert P. Restrepo, Jr.                      Director and Vice President (since 1998) of
  Director and Vice President                First Allmerica; Chief Executive Officer (1996
                                             to 1998) of Travelers Property & Casualty;
                                             Senior Vice President (1993 to 1996) of Aetna
                                             Life & Casualty Company

NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Gregory D. Tranter                           Director and Vice President (since 2000) of
  Director and Vice President                First Allmerica; Vice President (1996-1998) of
                                             Travelers Property & Casualty; Director of
                                             Geico Team (1983-1996) of Aetna Life &
                                             Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly-owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Contracts. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Contracts through their registered representatives who are appointed by us.


The Company pays commissions generally up to 8% of the payment to broker-dealers which sell the Contracts. Alternative commission schedules are available with lower initial commission amounts, plus ongoing annual compensation generally up to 1.00% of Contract Value. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


We intend to recoup commissions and other sales expenses through a combination of the contingent surrender charge, distribution expense charge and investment earnings on amounts allocated under the Contracts to the Fixed Account in excess of the interest credited on amounts in the Fixed Account. Commissions paid on the Contracts, including other incentives or payments, are not charged to Contract Owners or to the Separate Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Contract, including:

    - Payments;

    - Transfers among Sub-Accounts and the Fixed Account;

    - Partial withdrawals;

    - Increases in loan amount or loan repayments;

    - Lapse or termination for any reason; and

    - Reinstatement.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Contract year. It will also set forth the status of the Death Benefit, Contract Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Contract loans. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. We will send you reports containing financial statements and other information for the Variable Account and the Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and Allmerica Investments Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the Fund are no longer available for investment; or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Contract interest in a Sub-Account without notice to Contract Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a Contract Owner's request.

We reserve the right to establish additional Sub-Accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts.

Shares of the Funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Funds may also be issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. The Company and the Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners. The Company will monitor events to identify any material conflicts among contract owners because of mixed funding. If the Company concludes that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Contract to reflect a substitution or other change and will notify Contract Owners of the change. Subject to any approvals the law may require, the Variable Account or any Sub-Accounts may be:

    - Operated as a management company under the 1940 Act;

    - Deregistered under the 1940 Act if registration is no longer required; or

    - Combined with other Sub-Accounts or our other separate accounts.

                              FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 ("1933 Act") for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the Contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Contract relating to the Variable Account. For complete details on the Fixed Account, read the Contract itself. The Fixed Account and other interests in the General Account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Contract and the Fixed Account. The SEC has not reviewed the disclosures in this section of the prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your payment to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our General Account. The General Account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our General Account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as a payment or a transfer, to the next Contract anniversary.


Contract loans may also be made from the Contract Value in the Fixed Account. We will credit that part of the Contract Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0% (5.5% for preferred loans).

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If a Contract is surrendered or if a partial withdrawal is made, a surrender charge and/or partial withdrawal charge may be imposed. We deduct partial withdrawals from Contract Value allocated to the Fixed Account on a last-in/first out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each transfer in that Contract year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company and for the Variable Account as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account SPVL of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

               APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE

The Guideline Minimum Sum Insured is a percentage of the Contract Value. The factors for the Guideline Minimum Sum Insured will meet or exceed the requirements under federal tax regulations, as set forth in the table below. The Guideline Minimum Sum Insured factors applicable to your contract are set forth in its specifications pages.

                         GUIDELINE MINIMUM SUM INSURED

                     Age of Insured                        Percentage of
                    on Date of Death                       Contract Value
---------------------------------------------------------  --------------
    40 and under.........................................       250%
    41...................................................       245%
    42...................................................       240%
    43...................................................       235%
    44...................................................       220%
    45...................................................       215%
    46...................................................       209%
    47...................................................       203%
    48...................................................       197%
    49...................................................       191%
    50...................................................       185%
    51...................................................       178%
    52...................................................       171%
    53...................................................       164%
    54...................................................       157%
    55...................................................       150%
    56...................................................       146%
    57...................................................       142%
    58...................................................       138%
    59...................................................       134%
    60...................................................       130%
    61...................................................       128%
    62...................................................       126%
    63...................................................       124%
    64...................................................       122%
    65...................................................       120%
    70...................................................       115%
    71...................................................       113%
    72...................................................       111%
    73...................................................       109%
    74...................................................       107%
    75-90................................................       105%
    91...................................................       104%
    92...................................................       103%
    93...................................................       102%
    94...................................................       101%
    95 and above.........................................       100%

                   APPENDIX B -- OPTIONAL INSURANCE BENEFITS



GUARANTEED DEATH BENEFIT



This Guaranteed Death Benefit provides a guaranteed net Death Benefit which is the greater of (a) the Face Amount as of the Final Payment Date or (b) the Contract Value as of the date due proof of death is received by the Company, reduced by any Outstanding loan through the Contract month in which the Insured dies. If the Contract Owner pays an initial payment equal to the Guideline Single Premium, the contract will be issued with the Guaranteed Death Benefit at no additional charge. The Guaranteed Death Benefit may terminate under certain circumstances. See THE CONTRACT, "Death Benefit" -- "Guaranteed Death Benefit."

                         APPENDIX C -- PAYMENT OPTIONS

PAYMENT OPTIONS -- On Written Request, the Surrender Value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment option is selected, the Beneficiary may pay to us any amount that would otherwise be deducted from the Death Benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the Fixed Account. These amounts are not based on the investment experience of the Variable Account. The amounts payable under these options, for each $1,000 applied, will be:

(a) the rate per $1,000 of benefit based on our non-guaranteed current benefit option rates for this class of Contracts, or

(b) the rate in your Contract for the applicable benefit option, whichever is greater.

If you choose a benefit option, the Beneficiary may, when filing a proof of claim, pay us any amount that otherwise would be deducted from the proceeds.

OPTION A: BENEFITS FOR A SPECIFIED NUMBER OF YEARS -- We will make equal payments for any selected number of years up to 30 years. These payments may be made annually, semi-annually, quarterly or monthly, whichever you choose.

OPTION B: LIFETIME MONTHLY BENEFIT -- Benefits are based on the age of the person who receives the money (called the payee) on the date the first payment will be made. You may choose one of the three following options to specify when benefits will cease:

    - when the payee dies with no further benefits due (Life Annuity);

    - when the payee dies but not before the total benefit payments made by us equals the amount applied under this option (Life Annuity with Installment Refund); or

    - when the payee dies but not before 10 years have elapsed from the date of the first payment (Life Annuity with payments Guaranteed for 10 years).

OPTION C: INTEREST BENEFITS -- We will pay interest at a rate we determine each year. It will not be less than 3% per year. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. These benefits will stop when the amount left has been withdrawn. If the payee dies, any unpaid balance plus accrued interest will be paid in a lump sum.

OPTION D: BENEFITS FOR A SPECIFIED AMOUNT -- Interest will be credited to the unpaid balance and we will make payments until the unpaid balance is gone. We will credit interest at a rate we determine each year, but not less than 3%. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. The benefit level chosen must provide for an annual benefit of at least 8% of the amount applied.

OPTION E: LIFETIME MONTHLY BENEFITS FOR TWO PAYEES -- We will pay a benefit jointly to two payees during their joint lifetime. After one payee dies, the benefits to the survivor will be:

    - the same as the original amount, or

    - in an amount equal to 2/3 of the original amount.

Benefits are based on the payees' ages on the date the first payment is due. Benefits will end when the second payee dies.

SELECTION OF PAYMENT OPTIONS -- The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Contract

Owner and Beneficiary provisions, any option selection may be changed before the Net Death Benefit become payable. If you make no selection, the Beneficiary may select an option when the Net Death Benefit becomes payable.

    - If the amount of the monthly benefit under Option B for the age of the payee is the same for different periods certain, the payee will be entitled to the longest period certain for the payee's age.

    - You may give the Beneficiary the right to change from Option C or D to any other option at any time. If Option C or D is chosen by the payee when this Contract becomes a claim, the payee may reserve the right to change to any other option. The payee who elects to change options must be the payee under the option selected.

ADDITIONAL DEPOSITS -- An additional deposit may be added to any proceeds when they are applied under Option B and E. We reserve the right to limit the amount of any additional deposit. We may levy a charge of no more than 3% on any additional deposits.

RIGHTS AND LIMITATIONS -- A payee has no right to assign any amount payable under any option, nor to demand a lump sum benefit in place of any amount payable under Options B or E. A payee will have the right to receive a lump sum in place of installments under Option A. The payee must provide us with a Written Request to reserve this right. If the right to receive a lump sum is exercised, we will determine the lump sum benefit at the same interest rates used to calculate the installments. The amount left under Option C and any unpaid balance under Option D, may be withdrawn only as noted in the Written Request selecting the option.

A corporate or fiduciary payee may select only Option A, C or D, subject to our approval.

PAYMENT DATES -- The first payment under any option, except Option C, will be due on the date this Contract matures, by death or otherwise, unless another date is designated. Benefits under Option C begin at the end of the first benefit period.

The last payment under any option will be made as stated in the option's description. However, if a payee under Options B or E dies before the due date of the second monthly payment, the amount applied, minus the first monthly payment, will be paid in a lump sum or under any option other than Option E. This payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

BENEFIT RATES -- The Benefit Option Tables in your Contract show benefit amounts for Option A, B and E. If you choose one of these options, either within five years of the date of surrender or the date the proceeds are otherwise payable, we will apply either the benefit rates listed in the Tables, or the rates we use on the date the proceeds are paid, whichever is more favorable. Benefits that begin more than five years after that date, or as a result of additional deposits, will be based on the rates we use on the date the first benefit is due.

         APPENDIX D -- ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
                            AND ACCUMULATED PAYMENTS


The following tables illustrate the way in which a Contract's Death Benefit and Contract Value could vary over an extended period.

ASSUMPTIONS

The tables illustrate the following Contracts: a Contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Contract issued on a unisex basis to an Insured, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Second-to-Die Contract issued to a male, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount and a female, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount; and a Second-to-Die Contract issued on a unisex basis to two Insureds both age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount. The tables illustrate the guaranteed insurance protection rates and the current insurance protection rates as presently in effect. On request, we will provide a comparable illustration based on the proposed Insured's age, sex, and Underwriting Class, and a specified payment.

The tables illustrate Contract Values based on the assumptions that no Contract loans have been made, that no partial withdrawals have been made, and that no more than 12 transfers have been made in any Contract year (so that no transaction or transfer charges have been incurred).

The tables assume that the initial payment is allocated to and remains in the Variable Account for the entire period shown. They are based on hypothetical gross investment rates of return for the Fund (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the initial payment was invested to earn interest (after taxes) at 5% compounded annually.

The Contract Values and Death Benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual Contract years. The values would also be different depending on the allocation of the Contract's total Contract Value among the Sub-Accounts, if the rates of return averaged 0%, 6% or 12, but the rates of each Fund varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated Death Benefits and Contract Value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

DEDUCTIONS FOR CHARGES


The amounts shown for the Death Proceeds and Contract Values take into account the deduction from payment for the tax expense charge, the Monthly Deductions from Contract Value (including the administrative charge, equivalent to 0.20% on an annual basis), the distribution charge (equivalent to 0.90% on an annual basis, for the first ten Contract years only), and the daily charge against the Variable Account for mortality and expense risks (0.90% on an annual basis). In both the Current Cost of Insurance Charges illustrations and Guaranteed Cost of Insurance Charges illustrations, the Variable Account charges currently are equivalent to an effective annual rate of 0.90% of the average daily value of the assets in the Variable Account.


EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses. These are assumed to be at an annual rate of 1.05% of the average daily net assets of the Underlying

Funds, which is the approximate average of the expenses of the Underlying Funds in 2001. The actual fees and expenses of each Underlying Fund vary, and, in 2001, ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with the Contract may be more or less than 1.05% in the aggregate, depending upon how you make allocations of the Contract Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



For FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Taking into account the Separate Account mortality and expense risk charge of 0.90%, and the assumed 1.05% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.95%, 4.05% and 10.05%, respectively.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Contract Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND OPTIONAL BENEFITS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      MALE NONSMOKER AGE 55
                                                      SPECIFIED FACE AMOUNT =
                                                      $74,596

                       CURRENT COST OF INSURANCE CHARGES


          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,240    23,740   74,596     22,693    25,193   74,596     24,145    26,645   74,596
   2         27,563     20,572    22,884   74,596     23,458    25,771   74,596     26,516    28,829   74,596
   3         28,941     19,935    22,060   74,596     24,237    26,362   74,596     29,066    31,191   74,596
   4         30,388     19,327    21,265   74,596     25,030    26,967   74,596     31,809    33,747   74,596
   5         31,907     18,749    20,499   74,596     25,837    27,587   74,596     34,762    36,512   74,596
   6         33,502     18,197    19,760   74,596     26,657    28,220   74,596     37,941    39,504   74,596
   7         35,178     17,860    19,048   74,596     27,680    28,868   74,596     41,554    42,741   74,596
   8         36,936     17,549    18,362   74,596     28,718    29,530   74,596     45,431    46,243   74,596
   9         38,783     17,325    17,700   74,596     29,833    30,208   74,596     49,658    50,033   74,596
   10        40,722     17,062    17,062   74,596     30,901    30,901   74,596     54,132    54,132   74,596
   11        42,758     16,629    16,629   74,596     31,961    31,961   74,596     59,216    59,216   79,942
   12        44,896     16,207    16,207   74,596     33,056    33,056   74,596     64,778    64,778   86,802
   13        47,141     15,796    15,796   74,596     34,189    34,189   74,596     70,861    70,861   94,246
   14        49,498     15,396    15,396   74,596     35,361    35,361   74,596     77,516    77,516  102,322
   15        51,973     15,005    15,005   74,596     36,573    36,573   74,596     84,796    84,796  111,083
   16        54,572     14,625    14,625   74,596     37,826    37,826   74,596     92,760    92,760  120,588
   17        57,300     14,254    14,254   74,596     39,123    39,123   74,596    101,472   101,472  114,663
   18        60,165     13,892    13,892   74,596     40,464    40,464   74,596    111,002   111,002  123,212
   19        63,174     13,540    13,540   74,596     41,851    41,851   74,596    121,426   121,426  133,569
   20        66,332     13,196    13,196   74,596     43,285    43,285   74,596    132,830   132,830  146,113

 Age 60      31,907     18,749    20,499   74,596     25,837    27,587   74,596     34,762    36,512   74,596
 Age 65      40,722     17,062    17,062   74,596     30,901    30,901   74,596     54,132    54,132   74,596
 Age 70      51,973     15,005    15,005   74,596     36,573    36,573   74,596     84,796    84,796  111,083
 Age 75      66,332     13,196    13,196   74,596     43,285    43,285   74,596    132,830   132,830  146,113


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      MALE NONSMOKER AGE 55
                                                      SPECIFIED FACE AMOUNT =
                                                      $74,596

                      GUARANTEED COST OF INSURANCE CHARGES


          Premiums          Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus     Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   -----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death    Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit*    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  --------  ---------  --------  -------  ---------  --------  -------
   1         26,250     20,981    23,481    74,596     22,435    24,935   74,596     23,889    26,389   74,596
   2         27,563     20,001    22,313    74,596     22,895    25,207   74,596     25,964    28,276   74,596
   3         28,941     18,995    21,120    74,596     23,317    25,442   74,596     28,178    30,303   74,596
   4         30,388     17,963    19,901    74,596     23,700    25,638   74,596     30,550    32,487   74,596
   5         31,907     16,889    18,639    74,596     24,031    25,781   74,596     33,089    34,839   74,596
   6         33,502     15,772    17,334    74,596     24,308    25,871   74,596     35,818    37,381   74,596
   7         35,178     14,781    15,969    74,596     24,705    25,893   74,596     38,942    40,130   74,596
   8         36,936     13,721    14,533    74,596     25,025    25,838   74,596     42,299    43,111   74,596
   9         38,783     12,634    13,009    74,596     25,315    25,690   74,596     45,978    46,353   74,596
   10        40,722     11,371    11,371    74,596     25,427    25,427   74,596     49,886    49,886   74,596
   11        42,758      9,708     9,708    74,596     25,276    25,276   74,596     54,251    54,251   74,596
   12        44,896      7,886     7,886    74,596     24,993    24,993   74,596     59,072    59,072   79,157
   13        47,141      5,879     5,879    74,596     24,556    24,556   74,596     64,293    64,293   85,510
   14        49,498      3,660     3,660    74,596     23,940    23,940   74,596     69,930    69,930   92,308
   15        51,973      1,197     1,197    74,596     23,115    23,115   74,596     76,011    76,011   99,575
   16        54,572          0         0    74,596     22,036    22,036   74,596     82,559    82,559  107,327
   17        57,300          0         0    74,596     20,641    20,641   74,596     90,190    90,190  101,914
   18        60,165          0         0    74,596     18,865    18,865   74,596     98,556    98,556  109,397
   19        63,174          0         0    74,596     16,608    16,608   74,596    107,688   107,688  118,457
   20        66,332          0         0    74,596     13,769    13,769   74,596    117,596   117,596  129,355

 Age 60      31,907     16,889    18,639    74,596     24,031    25,781   74,596     33,089    34,839   74,596
 Age 65      40,722     11,371    11,371    74,596     25,427    25,427   74,596     49,886    49,886   74,596
 Age 70      51,973      1,197     1,197    74,596     23,115    23,115   74,596     76,011    76,011   99,575
 Age 75      66,332          0         0    74,596     13,769    13,769   74,596    117,596   117,596  129,355


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      UNISEX NONSMOKER AGE 55
                                                      SPECIFIED FACE AMOUNT =
                                                      $76,948

                       CURRENT COST OF INSURANCE CHARGES


          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,240    23,740   76,948     22,693    25,193   76,948     24,145    26,645   76,948
   2         27,563     20,572    22,884   76,948     23,458    25,771   76,948     26,516    28,829   76,948
   3         28,941     19,935    22,060   76,948     24,237    26,362   76,948     29,066    31,191   76,948
   4         30,388     19,327    21,265   76,948     25,030    26,967   76,948     31,809    33,747   76,948
   5         31,907     18,749    20,499   76,948     25,837    27,587   76,948     34,762    36,512   76,948
   6         33,502     18,197    19,760   76,948     26,657    28,220   76,948     37,941    39,504   76,948
   7         35,178     17,860    19,048   76,948     27,680    28,868   76,948     41,554    42,741   76,948
   8         36,936     17,549    18,362   76,948     28,718    29,530   76,948     45,431    46,243   76,948
   9         38,783     17,325    17,700   76,948     29,833    30,208   76,948     49,658    50,033   76,948
   10        40,722     17,062    17,062   76,948     30,901    30,901   76,948     54,132    54,132   76,948
   11        42,758     16,629    16,629   76,948     31,961    31,961   76,948     59,216    59,216   79,942
   12        44,896     16,207    16,207   76,948     33,056    33,056   76,948     64,778    64,778   86,802
   13        47,141     15,796    15,796   76,948     34,189    34,189   76,948     70,861    70,861   94,246
   14        49,498     15,396    15,396   76,948     35,361    35,361   76,948     77,516    77,516  102,322
   15        51,973     15,005    15,005   76,948     36,573    36,573   76,948     84,796    84,796  111,083
   16        54,572     14,625    14,625   76,948     37,826    37,826   76,948     92,760    92,760  120,588
   17        57,300     14,254    14,254   76,948     39,123    39,123   76,948    101,472   101,472  114,663
   18        60,165     13,892    13,892   76,948     40,464    40,464   76,948    111,002   111,002  123,212
   19        63,174     13,540    13,540   76,948     41,851    41,851   76,948    121,426   121,426  133,569
   20        66,332     13,196    13,196   76,948     43,285    43,285   76,948    132,830   132,830  146,113

 Age 60      31,907     18,749    20,499   76,948     25,837    27,587   76,948     34,762    36,512   76,948
 Age 65      40,722     17,062    17,062   76,948     30,901    30,901   76,948     54,132    54,132   76,948
 Age 70      51,973     15,005    15,005   76,948     36,573    36,573   76,948     84,796    84,796  111,083
 Age 75      66,332     13,196    13,196   76,948     43,285    43,285   76,948    132,830   132,830  146,113


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      UNISEX NONSMOKER AGE 55
                                                      SPECIFIED FACE AMOUNT =
                                                      $76,948

                      GUARANTEED COST OF INSURANCE CHARGES


          Premiums          Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus     Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   -----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death    Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit*    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  --------  ---------  --------  -------  ---------  --------  -------
   1         26,250     20,981    23,481    76,948     22,434    24,934   76,948     23,888    26,388   76,948
   2         27,563     19,999    22,311    76,948     22,892    25,204   76,948     25,960    28,272   76,948
   3         28,941     19,003    21,128    76,948     23,322    25,447   76,948     28,179    30,304   76,948
   4         30,388     17,979    19,916    76,948     23,710    25,648   76,948     30,552    32,490   76,948
   5         31,907     16,925    18,675    76,948     24,057    25,807   76,948     33,100    34,850   76,948
   6         33,502     15,831    17,393    76,948     24,353    25,916   76,948     35,839    37,402   76,948
   7         35,178     14,870    16,057    76,948     24,773    25,960   76,948     38,973    40,160   76,948
   8         36,936     13,843    14,655    76,948     25,119    25,932   76,948     42,337    43,150   76,948
   9         38,783     12,796    13,171    76,948     25,439    25,814   76,948     46,021    46,396   76,948
   10        40,722     11,583    11,583    76,948     25,590    25,590   76,948     49,930    49,930   76,948
   11        42,758      9,978     9,978    76,948     25,484    25,484   76,948     54,290    54,290   76,948
   12        44,896      8,229     8,229    76,948     25,256    25,256   76,948     59,125    59,125   79,227
   13        47,141      6,310     6,310    76,948     24,886    24,886   76,948     64,396    64,396   85,647
   14        49,498      4,204     4,204    76,948     24,355    24,355   76,948     70,099    70,099   92,530
   15        51,973      1,872     1,872    76,948     23,631    23,631   76,948     76,259    76,259   99,900
   16        54,572          0         0    76,948     22,663    22,663   76,948     82,901    82,901  107,771
   17        57,300          0         0    76,948     21,410    21,410   76,948     90,602    90,602  102,380
   18        60,165          0         0    76,948     19,821    19,821   76,948     99,049    99,049  109,945
   19        63,174          0         0    76,948     17,802    17,802   76,948    108,277   108,277  119,104
   20        66,332          0         0    76,948     15,259    15,259   76,948    118,298   118,298  130,128

 Age 60      31,907     16,925    18,675    76,948     24,057    25,807   76,948     33,100    34,850   76,948
 Age 65      40,722     11,583    11,583    76,948     25,590    25,590   76,948     49,930    49,930   76,948
 Age 70      51,973      1,872     1,872    76,948     23,631    23,631   76,948     76,259    76,259   99,900
 Age 75      66,332          0         0    76,948     15,259    15,259   76,948    118,298   118,298  130,128


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      MALE NONSMOKER AGE 65
                                                      FEMALE NONSMOKER AGE 65
                                                      SPECIFIED FACE AMOUNT =
                                                      $73,207

                       CURRENT COST OF INSURANCE CHARGES


          Premiums          Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus     Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   -----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death    Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit*    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  --------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,368    23,868    73,207     22,829    25,329   73,207     24,290    26,790   73,207
   2         27,563     20,782    23,094    73,207     23,702    26,015   73,207     26,797    29,109   73,207
   3         28,941     20,204    22,329    73,207     24,567    26,692   73,207     29,470    31,595   73,207
   4         30,388     19,651    21,589    73,207     25,449    27,387   73,207     32,349    34,287   73,207
   5         31,907     19,124    20,874    73,207     26,350    28,100   73,207     35,458    37,208   73,207
   6         33,502     18,619    20,182    73,207     27,268    28,831   73,207     38,815    40,378   73,207
   7         35,178     18,326    19,513    73,207     28,394    29,581   73,207     42,630    43,818   73,207
   8         36,936     18,054    18,867    73,207     29,539    30,351   73,207     46,738    47,551   73,207
   9         38,783     17,866    18,241    73,207     30,766    31,141   73,207     51,227    51,602   73,207
   10        40,722     17,637    17,637    73,207     31,952    31,952   73,207     55,998    55,998   73,207
   11        42,758     17,224    17,224    73,207     33,113    33,113   73,207     61,380    61,380   73,207
   12        44,896     16,821    16,821    73,207     34,317    34,317   73,207     67,279    67,279   74,006
   13        47,141     16,427    16,427    73,207     35,564    35,564   73,207     73,744    73,744   81,119
   14        49,498     16,042    16,042    73,207     36,857    36,857   73,207     80,832    80,832   88,915
   15        51,973     15,667    15,667    73,207     38,196    38,196   73,207     88,600    88,600   97,460
   16        54,572     15,300    15,300    73,207     39,585    39,585   73,207     97,115    97,115  106,827
   17        57,300     14,942    14,942    73,207     41,023    41,023   73,207    106,449   106,449  117,094
   18        60,165     14,592    14,592    73,207     42,514    42,514   73,207    116,679   116,679  128,347
   19        63,174     14,250    14,250    73,207     44,060    44,060   73,207    127,893   127,893  140,682
   20        66,332     13,916    13,916    73,207     45,661    45,661   73,207    140,184   140,184  154,202

 Age 70      31,907     19,124    20,874    73,207     26,350    28,100   73,207     35,458    37,208   73,207
 Age 75      40,722     17,637    17,637    73,207     31,952    31,952   73,207     55,998    55,998   73,207


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      MALE NONSMOKER AGE 65
                                                      FEMALE NONSMOKER AGE 65
                                                      SPECIFIED FACE AMOUNT =
                                                      $73,207

                      GUARANTEED COST OF INSURANCE CHARGES


          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,368    23,868   73,207     22,829    25,329   73,207     24,290    26,790   73,207
   2         27,563     20,782    23,094   73,207     23,702    26,015   73,207     26,797    29,109   73,207
   3         28,941     20,173    22,298   73,207     24,553    26,678   73,207     29,470    31,595   73,207
   4         30,388     19,531    21,468   73,207     25,372    27,310   73,207     32,322    34,259   73,207
   5         31,907     18,843    20,593   73,207     26,150    27,900   73,207     35,365    37,115   73,207
   6         33,502     18,094    19,656   73,207     26,875    28,437   73,207     38,617    40,179   73,207
   7         35,178     17,450    18,637   73,207     27,715    28,903   73,207     42,281    43,469   73,207
   8         36,936     16,695    17,507   73,207     28,463    29,276   73,207     46,193    47,005   73,207
   9         38,783     15,857    16,232   73,207     29,153    29,528   73,207     50,441    50,816   73,207
   10        40,722     14,769    14,769   73,207     29,627    29,627   73,207     54,941    54,941   73,207
   11        42,758     13,196    13,196   73,207     29,812    29,812   73,207     59,979    59,979   73,207
   12        44,896     11,317    11,317   73,207     29,782    29,782   73,207     65,575    65,575   73,207
   13        47,141      9,069     9,069   73,207     29,493    29,493   73,207     71,784    71,784   78,963
   14        49,498      6,372     6,372   73,207     28,887    28,887   73,207     78,536    78,536   86,389
   15        51,973      3,122     3,122   73,207     27,890    27,890   73,207     85,859    85,859   94,445
   16        54,572          0         0   73,207     26,398    26,398   73,207     93,786    93,786  103,164
   17        57,300          0         0   73,207     24,270    24,270   73,207    102,343   102,343  112,577
   18        60,165          0         0   73,207     21,306    21,306   73,207    111,553   111,553  122,708
   19        63,174          0         0   73,207     17,237    17,237   73,207    121,431   121,431  133,574
   20        66,332          0         0   73,207     11,698    11,698   73,207    131,988   131,988  145,187

 Age 70      31,907     18,843    20,593   73,207     26,150    27,900   73,207     35,365    37,115   73,207
 Age 75      40,722     14,769    14,769   73,207     29,627    29,627   73,207     54,941    54,941   73,207


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      UNISEX NONSMOKER AGE 65
                                                      UNISEX NONSMOKER AGE 65
                                                      SPECIFIED FACE AMOUNT =
                                                      $72,969

                       CURRENT COST OF INSURANCE CHARGES


          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,367    23,867   72,969     22,828    25,328   72,969     24,289    26,789   72,969
   2         27,563     20,779    23,092   72,969     23,700    26,013   72,969     26,794    29,107   72,969
   3         28,941     20,202    22,327   72,969     24,565    26,690   72,969     29,465    31,590   72,969
   4         30,388     19,649    21,587   72,969     25,447    27,384   72,969     32,344    34,281   72,969
   5         31,907     19,122    20,872   72,969     26,347    28,097   72,969     35,452    37,202   72,969
   6         33,502     18,617    20,180   72,969     27,266    28,829   72,969     38,809    40,371   72,969
   7         35,178     18,324    19,511   72,969     28,391    29,579   72,969     42,623    43,811   72,969
   8         36,936     18,052    18,865   72,969     29,536    30,349   72,969     46,731    47,543   72,969
   9         38,783     17,865    18,240   72,969     30,764    31,139   72,969     51,219    51,594   72,969
   10        40,722     17,635    17,635   72,969     31,949    31,949   72,969     55,989    55,989   72,969
   11        42,758     17,222    17,222   72,969     33,110    33,110   72,969     61,370    61,370   72,969
   12        44,896     16,819    16,819   72,969     34,314    34,314   72,969     67,268    67,268   73,995
   13        47,141     16,425    16,425   72,969     35,561    35,561   72,969     73,733    73,733   81,107
   14        49,498     16,041    16,041   72,969     36,854    36,854   72,969     80,819    80,819   88,901
   15        51,973     15,665    15,665   72,969     38,193    38,193   72,969     88,587    88,587   97,445
   16        54,572     15,298    15,298   72,969     39,581    39,581   72,969     97,100    97,100  106,810
   17        57,300     14,940    14,940   72,969     41,020    41,020   72,969    106,432   106,432  117,076
   18        60,165     14,590    14,590   72,969     42,511    42,511   72,969    116,661   116,661  128,327
   19        63,174     14,249    14,249   72,969     44,056    44,056   72,969    127,873   127,873  140,660
   20        66,332     13,915    13,915   72,969     45,657    45,657   72,969    140,163   140,163  154,179

 Age 70      31,907     19,122    20,872   72,969     26,347    28,097   72,969     35,452    37,202   72,969
 Age 75      40,722     17,635    17,635   72,969     31,949    31,949   72,969     55,989    55,989   72,969


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              ALLMERICA SELECT SPL

                                                      UNISEX NONSMOKER AGE 65
                                                      UNISEX NONSMOKER AGE 65
                                                      SPECIFIED FACE AMOUNT =
                                                      $72,969

                      GUARANTEED COST OF INSURANCE CHARGES


          Premiums         Hypothetical 0%               Hypothetical 6%               Hypothetical 12%
          Paid Plus    Gross Investment Return       Gross Investment Return       Gross Investment Return
          Interest   ----------------------------  ----------------------------  ----------------------------
Contract    At 5%    Surrender  Contract   Death   Surrender  Contract   Death   Surrender  Contract   Death
  Year    Per Year     Value     Value    Benefit    Value     Value    Benefit    Value     Value    Benefit
--------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         26,250     21,367    23,867   72,969     22,828    25,328   72,969     24,289    26,789   72,969
   2         27,563     20,779    23,092   72,969     23,700    26,013   72,969     26,794    29,107   72,969
   3         28,941     20,167    22,292   72,969     24,548    26,673   72,969     29,465    31,590   72,969
   4         30,388     19,520    21,458   72,969     25,362    27,299   72,969     32,312    34,249   72,969
   5         31,907     18,825    20,575   72,969     26,133    27,883   72,969     35,349    37,099   72,969
   6         33,502     18,064    19,626   72,969     26,845    28,408   72,969     38,590    40,153   72,969
   7         35,178     17,404    18,591   72,969     27,671    28,859   72,969     42,243    43,430   72,969
   8         36,936     16,632    17,444   72,969     28,403    29,215   72,969     46,142    46,954   72,969
   9         38,783     15,773    16,148   72,969     29,074    29,449   72,969     50,377    50,752   72,969
   10        40,722     14,662    14,662   72,969     29,526    29,526   72,969     54,864    54,864   72,969
   11        42,758     13,063    13,063   72,969     29,686    29,686   72,969     59,889    59,889   72,969
   12        44,896     11,157    11,157   72,969     29,630    29,630   72,969     65,473    65,473   72,969
   13        47,141      8,880     8,880   72,969     29,313    29,313   72,969     71,670    71,670   78,837
   14        49,498      6,156     6,156   72,969     28,680    28,680   72,969     78,407    78,407   86,247
   15        51,973      2,882     2,882   72,969     27,656    27,656   72,969     85,714    85,714   94,286
   16        54,572          0         0   72,969     26,139    26,139   72,969     93,624    93,624  102,987
   17        57,300          0         0   72,969     23,990    23,990   72,969    102,165   102,165  112,381
   18        60,165          0         0   72,969     21,010    21,010   72,969    111,358   111,358  122,494
   19        63,174          0         0   72,969     16,935    16,935   72,969    121,222   121,222  133,344
   20        66,332          0         0   72,969     11,402    11,402   72,969    131,766   131,766  144,942

 Age 70      31,907     18,825    20,575   72,969     26,133    27,883   72,969     35,349    37,099   72,969
 Age 75      40,722     14,662    14,662   72,969     29,526    29,526   72,969     54,864    54,864   72,969


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                     APPENDIX E -- PERFORMANCE INFORMATION


The Contracts were first offered to the public in 2000. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds.

Total return and average annual total return are based on the hypothetical profile of a representative Contract Owner and historical earnings and are not intended to indicate future performance. "Total return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Fund's return.

In Tables IA and IIA, performance information under the Contracts is net of Fund expenses, Monthly Deductions and surrender charges. We take a representative Contract Owner and assume that:

    - The Insured is a male Age 55, standard (non-tobacco user) Underwriting Class;

    - The Contract Owner had allocations in each of the Sub-Accounts for the Fund durations shown; and

    - There was a full surrender at the end of the applicable period.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a Fund's success in meeting its investment objectives.

We may compare performance information for a Sub-Account in reports and promotional literature to:

    - Standard & Poor's 500 Stock Index ("S&P 500");

    - Dow Jones Industrial Average ("DJIA");

    - Shearson Lehman Aggregate Bond Index;

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets;

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.;

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

    - The Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and Fund management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Contract Owners and prospective Contract Owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing);

    - The advantages and disadvantages of investing in tax-deferred and taxable investments;

    - Customer profiles and hypothetical payment and investment scenarios;

    - Financial management and tax and retirement planning; and

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                                    TABLE IA
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNTS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                        SINCE INCEPTION OF SUB-ACCOUNTS
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT


The following performance information is based on the periods that the Funds have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) underwriting class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.


                                                                                           10 YEARS
                                                      SUB-ACCOUNT FOR YEAR                OR LIFE OF
                                                      INCEPTION    ENDED        5        SUB-ACCOUNT
                                                        DATE      12/31/01    YEARS       (IF LESS)
  ----------------------------------------------------------------------------------------------------
  AIT Equity Index Fund (Service Shares)              05/01/01      N/A        N/A         -18.01%
  AIT Money Market Fund (Service Shares)              05/01/01      N/A        N/A         -10.91%
  AIT Select Aggressive Growth Fund
  (Service Shares)                                    05/01/01      N/A        N/A         -20.86%
  AIT Select Capital Appreciation Fund
  (Service Shares)                                    05/01/01      N/A        N/A         -12.61%
  AIT Select Emerging Markets Fund (Service Shares)   05/01/01      N/A        N/A         -16.32%
  AIT Select Growth and Income Fund
  (Service Shares)                                    05/01/01      N/A        N/A         -18.36%
  AIT Select Growth Fund (Service Shares)             05/01/01      N/A        N/A         -21.92%
  AIT Select International Equity Fund
  (Service Shares)                                    05/01/01      N/A        N/A         -21.85%
  AIT Select Investment Grade Income Fund
  (Service Shares)                                    05/01/01      N/A        N/A          -8.98%
  AIT Select Strategic Growth Fund (Service Shares)   05/01/01      N/A        N/A         -24.21%
  AIT Select Strategic Income Fund (Service Shares)   05/01/01      N/A        N/A          -9.50%
  AIT Select Value Opportunity Fund
  (Service Shares)                                    05/01/01      N/A        N/A          -9.55%
  AIM V.I. Aggressive Growth Fund                     05/01/01      N/A        N/A         -20.83%
  Alliance Growth and Income Portfolio (Class B)      05/01/01      N/A        N/A         -16.64%
  Alliance Premier Growth Portfolio (Class B)         05/01/01      N/A        N/A         -21.24%
  Fidelity VIP Equity-Income Portfolio                05/01/01      N/A        N/A         -15.81%
  Fidelity VIP Growth Portfolio                       05/01/01      N/A        N/A         -20.34%
  Fidelity VIP High Income Portfolio                  05/01/01      N/A        N/A         -18.11%
  FT VIP Franklin Small Cap Fund (Class 2)            05/01/01      N/A        N/A         -16.49%
  FT VIP Mutual Shares Securities Fund (Class 2)      05/01/01      N/A        N/A         -12.93%
  INVESCO VIF Health Sciences Fund                    05/01/01      N/A        N/A         -10.69%
  Janus Aspen Growth Portfolio (Service Shares)       05/01/01      N/A        N/A         -25.74%
  T. Rowe Price International Stock Portfolio         05/01/01      N/A        N/A         -22.87%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE IB
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Funds have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.


                                                                    FOR                   10 YEARS
                                                      SUB-ACCOUNT   YEAR                 OR LIFE OF
                                                      INCEPTION    ENDED        5        SUB-ACCOUNT
                                                        DATE      12/31/01    YEARS       (IF LESS)
  ----------------------------------------------------------------------------------------------------
  AIT Equity Index Fund (Service Shares)              05/01/01      N/A        N/A              -9.21%
  AIT Money Market Fund (Service Shares)              05/01/01      N/A        N/A               1.75%
  AIT Select Aggressive Growth Fund
  (Service Shares)                                    05/01/01      N/A        N/A             -13.61%
  AIT Select Capital Appreciation Fund
  (Service Shares)                                    05/01/01      N/A        N/A              -0.88%
  AIT Select Emerging Markets Fund (Service Shares)   05/01/01      N/A        N/A              -6.60%
  AIT Select Growth and Income Fund
  (Service Shares)                                    05/01/01      N/A        N/A              -9.75%
  AIT Select Growth Fund (Service Shares)             05/01/01      N/A        N/A             -15.24%
  AIT Select International Equity Fund
  (Service Shares)                                    05/01/01      N/A        N/A             -15.14%
  AIT Select Investment Grade Income Fund
  (Service Shares)                                    05/01/01      N/A        N/A               4.73%
  AIT Select Strategic Growth Fund (Service Shares)   05/01/01      N/A        N/A             -18.77%
  AIT Select Strategic Income Fund (Service Shares)   05/01/01      N/A        N/A               3.92%
  AIT Select Value Opportunity Fund
  (Service Shares)                                    05/01/01      N/A        N/A               3.84%
  AIM V.I. Aggressive Growth Fund                     05/01/01      N/A        N/A             -13.56%
  Alliance Growth and Income Portfolio (Class B)      05/01/01      N/A        N/A              -7.10%
  Alliance Premier Growth Portfolio (Class B)         05/01/01      N/A        N/A             -14.19%
  Fidelity VIP Equity-Income Portfolio                05/01/01      N/A        N/A              -5.82%
  Fidelity VIP Growth Portfolio                       05/01/01      N/A        N/A             -12.80%
  Fidelity VIP High Income Portfolio                  05/01/01      N/A        N/A              -9.37%
  FT VIP Franklin Small Cap Fund (Class 2)            05/01/01      N/A        N/A              -6.86%
  FT VIP Mutual Shares Securities Fund (Class 2)      05/01/01      N/A        N/A              -1.37%
  INVESCO VIF Health Sciences Fund                    05/01/01      N/A        N/A               2.08%
  Janus Aspen Growth Portfolio (Service Shares)       05/01/01      N/A        N/A             -21.13%
  T. Rowe Price International Stock Portfolio         05/01/01      N/A        N/A             -16.71%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE IIA
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT


The following performance information is based on the periods that the Funds have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) underwriting class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.


                                                                  FOR                            10 YEARS
                                                    FUND         YEAR                             OR LIFE
                                                  INCEPTION      ENDED              5             OF FUND
                                                    DATE       12/31/01           YEARS          (IF LESS)
  -----------------------------------------------------------------------------------------------------------
  AIT Equity Index Fund (Service Shares)*         09/28/90          -25.54%            6.05%            9.32%
  AIT Money Market Fund (Service Shares)*         04/29/85           -9.89%            0.96%            1.94%
  AIT Select Aggressive Growth Fund (Service
  Shares)*                                        08/21/92          -34.76%           -3.02%            6.47%
  AIT Select Capital Appreciation Fund (Service
  Shares)*                                        04/28/95          -15.08%            7.18%           11.76%
  AIT Select Emerging Markets Fund (Service
  Shares)*                                        02/20/98          -22.77%             N/A           -13.13%
  AIT Select Growth and Income Fund (Service
  Shares)*                                        08/21/92          -25.28%            1.48%            6.34%
  AIT Select Growth Fund (Service Shares)*        08/21/92          -37.72%            3.50%            6.90%
  AIT Select International Equity Fund (Service
  Shares)*                                        05/02/94          -34.66%           -1.69%            3.03%
  AIT Select Investment Grade Income Fund
  (Service Shares)*                               04/29/85           -6.38%            2.49%            4.08%
  AIT Select Strategic Growth Fund (Service
  Shares)*                                        02/20/98          -42.11%             N/A           -22.76%
  AIT Select Strategic Income Fund (Service
  Shares)*                                        07/03/00           -7.33%             N/A            -2.70%
  AIT Select Value Opportunity Fund (Service
  Shares)*                                        04/30/93           -1.83%            8.59%           10.41%
  AIM V.I. Aggressive Growth Fund                 05/01/98          -39.02%             N/A            -3.15%
  Alliance Growth and Income Portfolio
  (Class B)*                                      01/14/91          -13.82%           10.11%           11.42%
  Alliance Premier Growth Portfolio (Class B)*    06/26/92          -30.72%            8.03%           12.14%
  Fidelity VIP Equity-Income Portfolio            10/09/86          -18.77%            5.07%           10.43%
  Fidelity VIP Growth Portfolio                   10/09/86          -30.94%            7.35%           10.22%
  Fidelity VIP High Income Portfolio              09/19/85          -25.27%           -8.31%            2.34%
  FT VIP Franklin Small Cap Fund (Class 2)*       11/01/95          -28.72%            5.97%            9.33%
  FT VIP Mutual Shares Securities Fund
  (Class 2)*                                      11/08/96           -7.35%            5.60%            6.10%
  INVESCO VIF Health Sciences Fund                05/22/97          -26.08%             N/A            10.25%
  Janus Aspen Growth Portfolio (Service Shares)*  09/13/93          -37.90%            4.41%            8.15%
  T. Rowe Price International Stock Portfolio     03/31/94          -35.33%           -4.20%            0.26%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE IIB
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUNDS(1)
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Funds have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.


                                                                  FOR                            10 YEARS
                                                    FUND         YEAR                             OR LIFE
                                                  INCEPTION      ENDED              5             OF FUND
                                                    DATE       12/31/01           YEARS          (IF LESS)
  -----------------------------------------------------------------------------------------------------------
  AIT Equity Index Fund (Service Shares)*         09/28/90          -12.88%            9.19%           11.25%
  AIT Money Market Fund (Service Shares)*         04/29/85            3.26%            4.24%            3.74%
  AIT Select Aggressive Growth Fund (Service
  Shares)*                                        08/21/92          -22.39%            0.40%            8.43%
  AIT Select Capital Appreciation Fund (Service
  Shares)*                                        04/28/95           -2.09%           10.30%           14.25%
  AIT Select Emerging Markets Fund (Service
  Shares)*                                        02/20/98          -10.02%             N/A            -8.40%
  AIT Select Growth and Income Fund (Service
  Shares)*                                        08/21/92          -12.61%            4.74%            8.30%
  AIT Select Growth Fund (Service Shares)*        08/21/92          -25.44%            6.70%            8.86%
  AIT Select International Equity Fund (Service
  Shares)*                                        05/02/94          -22.29%            1.68%            5.31%
  AIT Select Investment Grade Income Fund
  (Service Shares)*                               04/29/85            6.89%            5.72%            5.92%
  AIT Select Strategic Growth Fund (Service
  Shares)*                                        02/20/98          -29.97%             N/A           -17.15%
  AIT Select Strategic Income Fund (Service
  Shares)*                                        07/03/00            5.91%             N/A             7.47%
  AIT Select Value Opportunity Fund (Service
  Shares)*                                        04/30/93           11.58%           11.68%           12.50%
  AIM V.I. Aggressive Growth Fund                 05/01/98          -26.78%             N/A             1.22%
  Alliance Growth and Income Portfolio
  (Class B)*                                      01/14/91           -0.79%           13.18%           13.39%
  Alliance Premier Growth Portfolio (Class B)*    06/26/92          -18.22%           11.13%           14.16%
  Fidelity VIP Equity-Income Portfolio            10/09/86           -5.89%            8.23%           12.38%
  Fidelity VIP Growth Portfolio                   10/09/86          -18.45%           10.46%           12.17%
  Fidelity VIP High Income Portfolio              09/19/85          -12.60%           -4.61%            4.15%
  FT VIP Franklin Small Cap Fund (Class 2)*       11/01/95          -16.16%            9.11%           11.99%
  FT VIP Mutual Shares Securities Fund
  (Class 2)*                                      11/08/96            5.89%            8.75%            9.18%
  INVESCO VIF Health Sciences Fund                05/22/97          -13.44%             N/A            13.54%
  Janus Aspen Growth Portfolio (Service Shares)*  09/13/93          -25.63%            7.59%           10.29%
  T. Rowe Price International Stock Portfolio     03/31/94          -22.98%           -0.72%            2.54%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Policyowners of Separate Account SPVL of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account SPVL of First Allmerica Financial Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for the period May 1, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                  AIT          AIT          AIT
                                     AIT        AIT        AIT         AIT       SELECT       SELECT       SELECT
                                    CORE      EQUITY    GOVERNMENT    MONEY    AGGRESSIVE    CAPITAL      EMERGING
                                   EQUITY      INDEX       BOND      MARKET      GROWTH    APPRECIATION   MARKETS
                                  ---------  ---------  ----------  ---------  ----------  ------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
Investments in shares of AIM
  Variable Insurance Funds......         --         --         --          --         --           --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --         --          --         --           --           --
Investments in shares of
  Delaware Group Premium Fund...         --         --         --          --         --           --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --         --         --          --         --           --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --         --         --          --         --           --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --         --          --         --           --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --         --          --         --           --           --
Investment in shares of Janus
  Aspen Series..................         --         --         --          --         --           --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --         --          --         --           --           --
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
  Total assets..................      4,287     30,665      2,091     112,300      3,456       13,946        5,134
LIABILITIES:                             --         --         --          --         --           --           --
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
  Net assets....................  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
                                  =========  =========  =========   =========  =========    =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $   2,542  $   2,607  $      --   $  25,920  $      --    $      --    $      --
  Allmerica Select SPL life
    policies....................         --     24,426         --      82,309         --        9,981        1,398
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,745      3,632      2,091       4,071      3,456        3,965        3,736
                                  ---------  ---------  ---------   ---------  ---------    ---------    ---------
                                  $   4,287  $  30,665  $   2,091   $ 112,300  $   3,456    $  13,946    $   5,134
                                  =========  =========  =========   =========  =========    =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      4,913      4,871      2,000      27,474      2,000        2,000        2,000
  Net asset value per unit,
    December 31, 2001...........  $0.872674  $0.907878  $1.045333   $1.017506  $0.863880    $0.991157    $0.934038
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........         --     28,905         --      82,893      2,000       12,070        3,497
  Net asset value per unit,
    December 31, 2001...........  $      --  $0.907878  $      --   $1.017506  $0.863880    $0.991157    $0.934038

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                AIT           AIT           AIT          AIT         AIT          AIT
                                     AIT       SELECT       SELECT         SELECT       SELECT      SELECT      SELECT
                                   SELECT    GROWTH AND  INTERNATIONAL   INVESTMENT   STRATEGIC   STRATEGIC      VALUE
                                   GROWTH      INCOME       EQUITY      GRADE INCOME    GROWTH      INCOME    OPPORTUNITY
                                  ---------  ----------  -------------  ------------  ----------  ----------  -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
Investments in shares of AIM
  Variable Insurance Funds......         --         --            --            --           --          --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --            --            --           --          --           --
Investments in shares of
  Delaware Group Premium Fund...         --         --            --            --           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --         --            --            --           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --         --            --            --           --          --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --            --            --           --          --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --            --            --           --          --           --
Investment in shares of Janus
  Aspen Series..................         --         --            --            --           --          --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --            --            --           --          --           --
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
  Total assets..................     13,932     19,559         9,952       160,498        6,240      13,892        6,988
LIABILITIES:                             --         --            --            --           --          --           --
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
  Net assets....................  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
                                  =========  =========     =========     =========    =========   =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $   2,594  $   2,590     $   1,301     $   5,773    $      --   $   3,241    $      --
  Allmerica Select SPL life
    policies....................      7,947     13,359         5,257       152,631        2,991       6,493        2,835
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      3,391      3,610         3,394         2,094        3,249       4,158        4,153
                                  ---------  ---------     ---------     ---------    ---------   ---------    ---------
                                  $  13,932  $  19,559     $   9,952     $ 160,498    $   6,240   $  13,892    $   6,988
                                  =========  =========     =========     =========    =========   =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      5,061      4,870         3,533         7,512        2,000       5,119        2,000
  Net asset value per unit,
    December 31, 2001...........  $0.847576  $0.902483     $0.848647     $1.047302    $0.812323   $1.039229    $1.038381
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........     11,376     16,802         8,194       145,737        5,682       8,248        4,730
  Net asset value per unit,
    December 31, 2001...........  $0.847576  $0.902483     $0.848647     $1.047302    $0.812323   $1.039229    $1.038381

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                               ALLIANCE   ALLIANCE                   FIDELITY
                                   AIM V.I.   GROWTH AND   PREMIER       DGPF          VIP       FIDELITY    FIDELITY
                                  AGGRESSIVE    INCOME     GROWTH    INTERNATIONAL   EQUITY-       VIP          VIP
                                    GROWTH     CLASS B     CLASS B      EQUITY        INCOME      GROWTH    HIGH INCOME
                                  ----------  ----------  ---------  -------------  ----------  ----------  -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --   $      --   $      --    $      --    $      --   $      --    $      --
Investments in shares of AIM
  Variable Insurance Funds......      3,758          --          --           --           --          --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --      35,344      25,026           --           --          --           --
Investments in shares of
  Delaware Group Premium Fund...         --          --          --        1,794           --          --           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........         --          --          --           --       13,093      22,520       17,158
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --          --          --           --           --          --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --          --          --           --           --          --           --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --          --          --           --           --          --           --
Investment in shares of Janus
  Aspen Series..................         --          --          --           --           --          --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --          --          --           --           --          --           --
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
  Total assets..................      3,758      35,344      25,026        1,794       13,093      22,520       17,158
LIABILITIES:                             --          --          --           --           --          --           --
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
  Net assets....................  $   3,758   $  35,344   $  25,026    $   1,794    $  13,093   $  22,520    $  17,158
                                  =========   =========   =========    =========    =========   =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $      --   $      --   $      --    $      --    $   2,561   $   1,329    $   1,176
  Allmerica Select SPL life
    policies....................      2,029      33,486      21,593           --        6,765      17,702       12,356
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,729       1,858       3,433        1,794        3,767       3,489        3,626
                                  ---------   ---------   ---------    ---------    ---------   ---------    ---------
                                  $   3,758   $  35,344   $  25,026    $   1,794    $  13,093   $  22,520    $  17,158
                                  =========   =========   =========    =========    =========   =========    =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........         --          --       2,000        2,000        4,719       3,524        3,298
  Net asset value per unit,
    December 31, 2001...........  $      --   $      --   $0.858101    $0.897146    $0.941805   $0.872018    $0.906306
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........      4,347      38,045      27,164           --        9,183      22,300       15,633
  Net asset value per unit,
    December 31, 2001...........  $0.864421   $0.928998   $0.858101    $      --    $0.941805   $0.872018    $0.906306

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                         FT VIP
                                             FIDELITY   FRANKLIN    FT VIP     FT VIP     INVESCO       JANUS          T. ROWE
                                  FIDELITY    VIP II    LARGE CAP  FRANKLIN    MUTUAL       VIF         ASPEN           PRICE
                                     VIP       ASSET     GROWTH    SMALL CAP   SHARES     HEALTH        GROWTH      INTERNATIONAL
                                  OVERSEAS    MANAGER    CLASS 2    CLASS 2    CLASS 2   SCIENCES   SERVICE SHARES      STOCK
                                  ---------  ---------  ---------  ---------  ---------  ---------  --------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --  $      --  $     --   $     --   $      --  $     --     $      --       $      --
Investments in shares of AIM
  Variable Insurance Funds......         --         --        --         --          --        --            --              --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --        --         --          --        --            --              --
Investments in shares of
  Delaware Group Premium Fund...         --         --        --         --          --        --            --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........      1,612         --        --         --          --        --            --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund II (VIP II).....         --      1,944        --         --          --        --            --              --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................         --         --     1,752      6,530      12,474        --            --              --
Investment in shares of INVESCO
  Variable Investment Funds,
  Inc...........................         --         --        --         --          --     9,074            --              --
Investment in shares of Janus
  Aspen Series..................         --         --        --         --          --        --        11,314              --
Investment in shares of T. Rowe
  Price International Series,
  Inc...........................         --         --        --         --          --        --            --           7,926
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
  Total assets..................      1,612      1,944     1,752      6,530      12,474     9,074        11,314           7,926
LIABILITIES:                             --         --        --         --          --        --            --              --
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
  Net assets....................  $   1,612  $   1,944  $  1,752   $  6,530   $  12,474  $  9,074     $  11,314       $   7,926
                                  =========  =========  =========  =========  =========  =========    =========       =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Estate Optimizer life
    policies....................  $      --  $      --  $     --   $  2,804   $      --  $     --     $      --       $   1,298
  Allmerica Select SPL life
    policies....................         --         --        --         --      10,502     4,991         8,160           3,297
  Value of investment by First
    Allmerica Financial Life
    Insurance
    Company (Sponsor)...........      1,612      1,944     1,752      3,726       1,972     4,083         3,154           3,331
                                  ---------  ---------  ---------  ---------  ---------  ---------    ---------       ---------
                                  $   1,612  $   1,944  $  1,752   $  6,530   $  12,474  $  9,074     $  11,314       $   7,926
                                  =========  =========  =========  =========  =========  =========    =========       =========
ESTATE OPTIMIZER:
  Units outstanding,
    December 31, 2001...........      2,000      2,000     2,000      5,011          --     2,000         2,000           3,558
  Net asset value per unit,
    December 31, 2001...........  $0.805850  $0.971867  $0.875773  $0.931410  $      --  $1.020842    $0.788671       $0.832861
ALLMERICA SELECT SPL:
  Units outstanding,
    December 31, 2001...........         --         --        --      2,000      12,648     6,889        12,346           5,959
  Net asset value per unit,
    December 31, 2001...........  $      --  $      --  $     --   $0.931410  $0.986291  $1.020842    $0.788671       $0.832861

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                            STATEMENTS OF OPERATIONS

                                                                                                AIT             AIT
                                AIT             AIT             AIT             AIT            SELECT          SELECT
                                CORE           EQUITY        GOVERNMENT        MONEY         AGGRESSIVE       CAPITAL
                               EQUITY          INDEX            BOND           MARKET          GROWTH       APPRECIATION
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  20           $  102           $76            $1,680         $    --           $ --
EXPENSES:
    Mortality and expense
      risk fees..........         17               65            12               494              20             47
                               -----           ------           ---            ------         -------           ----
    Net investment income
      (loss).............          3               37            64             1,186             (20)           (47)
                               -----           ------           ---            ------         -------           ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        487              206            --                --             868            290
  Net realized gain
    (loss) from sales of
    investments..........         (6)              --            --                --              (7)            (8)
                               -----           ------           ---            ------         -------           ----
    Net realized gain
      (loss).............        481              206            --                --             861            282
  Net unrealized gain
    (loss)...............       (675)             809            27                --          (1,385)           328
                               -----           ------           ---            ------         -------           ----
    Net realized and
      unrealized gain
      (loss).............       (194)           1,015            27                --            (524)           610
                               -----           ------           ---            ------         -------           ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(191)          $1,052           $91            $1,186         $  (544)          $563
                               =====           ======           ===            ======         =======           ====

                                AIT
                               SELECT
                              EMERGING
                              MARKETS
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............      $  --
EXPENSES:
    Mortality and expense
      risk fees..........         23
                               -----
    Net investment income
      (loss).............        (23)
                               -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --
  Net realized gain
    (loss) from sales of
    investments..........         (2)
                               -----
    Net realized gain
      (loss).............         (2)
  Net unrealized gain
    (loss)...............       (156)
                               -----
    Net realized and
      unrealized gain
      (loss).............       (158)
                               -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(181)
                               =====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                AIT
                                                AIT             AIT            SELECT           AIT             AIT
                                AIT            SELECT          SELECT        INVESTMENT        SELECT          SELECT
                               SELECT        GROWTH AND    INTERNATIONAL       GRADE         STRATEGIC       STRATEGIC
                               GROWTH          INCOME          EQUITY          INCOME          GROWTH          INCOME
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --            $ 39           $   58         $ 4,618          $  --           $ 201
EXPENSES:
    Mortality and expense
      risk fees..........         40              50               29             502             24              41
                               -----            ----           ------         -------          -----           -----
    Net investment income
      (loss).............        (40)            (11)              29           4,116            (24)            160
                               -----            ----           ------         -------          -----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        194              --              675              --             --             226
  Net realized gain
    (loss) from sales of
    investments..........         (6)             (2)             (10)            188             (5)              1
                               -----            ----           ------         -------          -----           -----
    Net realized gain
      (loss).............        188              (2)             665             188             (5)            227
  Net unrealized gain
    (loss)...............       (442)            181           (1,243)         (1,603)          (312)           (290)
                               -----            ----           ------         -------          -----           -----
    Net realized and
      unrealized gain
      (loss).............       (254)            179             (578)         (1,415)          (317)            (63)
                               -----            ----           ------         -------          -----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(294)           $168           $ (549)        $ 2,701          $(341)          $  97
                               =====            ====           ======         =======          =====           =====


                                AIT
                               SELECT
                               VALUE
                            OPPORTUNITY
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............       $ 23
EXPENSES:
    Mortality and expense
      risk fees..........         26
                                ----
    Net investment income
      (loss).............         (3)
                                ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        394
  Net realized gain
    (loss) from sales of
    investments..........         (2)
                                ----
    Net realized gain
      (loss).............        392
  Net unrealized gain
    (loss)...............        (31)
                                ----
    Net realized and
      unrealized gain
      (loss).............        361
                                ----
    Net increase
      (decrease) in net
      assets from
      operations.........       $358
                                ====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                              ALLIANCE        ALLIANCE                        FIDELITY
                              AIM V.I.       GROWTH AND       PREMIER           DGPF            VIP           FIDELITY
                             AGGRESSIVE        INCOME          GROWTH      INTERNATIONAL      EQUITY-           VIP
                               GROWTH         CLASS B         CLASS B          EQUITY          INCOME          GROWTH
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --           $  11           $  --           $  --            $ --           $  --
EXPENSES:
    Mortality and expense
      risk fees..........         13              66              76              11              44              37
                               -----           -----           -----           -----            ----           -----
    Net investment income
      (loss).............        (13)            (55)            (76)            (11)            (44)            (37)
                               -----           -----           -----           -----            ----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --              81             199              --              --              --
  Net realized gain
    (loss) from sales of
    investments..........         (1)           (204)           (253)             (1)             (2)           (104)
                               -----           -----           -----           -----            ----           -----
    Net realized gain
      (loss).............         (1)           (123)            (54)             (1)             (2)           (104)
  Net unrealized gain
    (loss)...............       (201)            316             314            (194)            324            (169)
                               -----           -----           -----           -----            ----           -----
    Net realized and
      unrealized gain
      (loss).............       (202)            193             260            (195)            322            (273)
                               -----           -----           -----           -----            ----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(215)          $ 138           $ 184           $(206)           $278           $(310)
                               =====           =====           =====           =====            ====           =====


                              FIDELITY
                                VIP
                            HIGH INCOME
                           --------------
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............     $    --
EXPENSES:
    Mortality and expense
      risk fees..........          63
                              -------
    Net investment income
      (loss).............         (63)
                              -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --
  Net realized gain
    (loss) from sales of
    investments..........         (42)
                              -------
    Net realized gain
      (loss).............         (42)
  Net unrealized gain
    (loss)...............        (959)
                              -------
    Net realized and
      unrealized gain
      (loss).............      (1,001)
                              -------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(1,064)
                              =======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                               FT VIP
                                              FIDELITY        FRANKLIN         FT VIP          FT VIP         INVESCO
                              FIDELITY         VIP II        LARGE CAP        FRANKLIN         MUTUAL           VIF
                                VIP            ASSET           GROWTH        SMALL CAP         SHARES          HEALTH
                              OVERSEAS        MANAGER         CLASS 2         CLASS 2         CLASS 2         SCIENCES
                           --------------  --------------  --------------  --------------  --------------  --------------
                              FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --            $ --           $   6            $14             $ 36            $ 30
EXPENSES:
    Mortality and expense
      risk fees..........         10              12              10             29               28              33
                               -----            ----           -----            ---             ----            ----
    Net investment income
      (loss).............        (10)            (12)             (4)           (15)               8              (3)
                               -----            ----           -----            ---             ----            ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --              --             415             --              122              --
  Net realized gain
    (loss) from sales of
    investments..........         (2)             --              (3)            (4)              --               1
                               -----            ----           -----            ---             ----            ----
    Net realized gain
      (loss).............         (2)             --             412             (4)             122               1
  Net unrealized gain
    (loss)...............       (376)            (44)           (656)            69              419             113
                               -----            ----           -----            ---             ----            ----
    Net realized and
      unrealized gain
      (loss).............       (378)            (44)           (244)            65              541             114
                               -----            ----           -----            ---             ----            ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(388)           $(56)          $(248)           $50             $549            $111
                               =====            ====           =====            ===             ====            ====


                               JANUS          T. ROWE
                               ASPEN           PRICE
                               GROWTH      INTERNATIONAL
                           SERVICE SHARES      STOCK
                           --------------  --------------
                              FOR THE         FOR THE
                           PERIOD 5/1/01*  PERIOD 5/1/01*
                            TO 12/31/01     TO 12/31/01
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --           $ 169
EXPENSES:
    Mortality and expense
      risk fees..........         33              27
                               -----           -----
    Net investment income
      (loss).............        (33)            142
                               -----           -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          7              --
  Net realized gain
    (loss) from sales of
    investments..........         (1)             (6)
                               -----           -----
    Net realized gain
      (loss).............          6              (6)
  Net unrealized gain
    (loss)...............        (99)           (738)
                               -----           -----
    Net realized and
      unrealized gain
      (loss).............        (93)           (744)
                               -----           -----
    Net increase
      (decrease) in net
      assets from
      operations.........      $(126)          $(602)
                               =====           =====

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   AIT          AIT           AIT
                               AIT          AIT          AIT          AIT        SELECT        SELECT       SELECT
                              CORE        EQUITY     GOVERNMENT      MONEY     AGGRESSIVE     CAPITAL      EMERGING
                             EQUITY        INDEX        BOND        MARKET       GROWTH     APPRECIATION    MARKETS
                           -----------  -----------  -----------  -----------  -----------  ------------  -----------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO    5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01     12/31/01     12/31/01     12/31/01      12/31/01     12/31/01
                           -----------  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $    3       $    37      $   64      $   1,186     $   (20)     $   (47)      $  (23)
    Net realized gain
      (loss).............       481           206          --             --         861          282           (2)
    Net unrealized gain
      (loss).............      (675)          809          27             --      (1,385)         328         (156)
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets from
      operations.........      (191)        1,052          91          1,186        (544)         563         (181)
                             ------       -------      ------      ---------     -------      -------       ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --            --          --        481,124          --           --           --
    Insurance and other
      charges............       (16)         (147)         --         (2,188)         --          (87)          (7)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     2,494        25,760          --       (371,793)         --        9,470        1,322
    Other transfers from
      (to) the General
      Account............        --            --          --            (29)         --           --           --
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000         4,000       2,000          4,000       4,000        4,000        4,000
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     4,478        29,613       2,000        111,114       4,000       13,383        5,315
                             ------       -------      ------      ---------     -------      -------       ------
    Net increase
      (decrease) in net
      assets.............     4,287        30,665       2,091        112,300       3,456       13,946        5,134
  NET ASSETS:
    Beginning of year....        --            --          --             --          --           --           --
                             ------       -------      ------      ---------     -------      -------       ------
    End of year..........    $4,287       $30,665      $2,091      $ 112,300     $ 3,456      $13,946       $5,134
                             ======       =======      ======      =========     =======      =======       ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        AIT
                                            AIT           AIT         SELECT         AIT          AIT          AIT
                               AIT        SELECT        SELECT      INVESTMENT     SELECT       SELECT       SELECT
                             SELECT     GROWTH AND   INTERNATIONAL     GRADE      STRATEGIC    STRATEGIC      VALUE
                             GROWTH       INCOME        EQUITY        INCOME       GROWTH       INCOME     OPPORTUNITY
                           -----------  -----------  -------------  -----------  -----------  -----------  -----------
                           PERIOD FROM  PERIOD FROM   PERIOD FROM   PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM
                           5/1/01* TO   5/1/01* TO    5/1/01* TO    5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01      12/31/01      12/31/01     12/31/01     12/31/01     12/31/01
                           -----------  -----------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $   (40)     $   (11)      $    29      $  4,116      $  (24)      $   160      $   (3)
    Net realized gain
      (loss).............        188           (2)          665           188          (5)          227         392
    Net unrealized gain
      (loss).............       (442)         181        (1,243)       (1,603)       (312)         (290)        (31)
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets from
      operations.........       (294)         168          (549)        2,701        (341)           97         358
                             -------      -------       -------      --------      ------       -------      ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         --           --            --            --          --            --          --
    Insurance and other
      charges............        (69)        (104)          (36)       (1,581)        (19)          (64)        (14)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     10,295       15,495         6,537       157,643       2,600         9,859       2,644
    Other transfers from
      (to) the General
      Account............         --           --            --          (157)         --            --          --
    Net increase
      (decrease) in
      investment by
      Sponsor............      4,000        4,000         4,000         1,892       4,000         4,000       4,000
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     14,226       19,391        10,501       157,797       6,581        13,795       6,630
                             -------      -------       -------      --------      ------       -------      ------
    Net increase
      (decrease) in net
      assets.............     13,932       19,559         9,952       160,498       6,240        13,892       6,988
  NET ASSETS:
    Beginning of year....         --           --            --            --          --            --          --
                             -------      -------       -------      --------      ------       -------      ------
    End of year..........    $13,932      $19,559       $ 9,952      $160,498      $6,240       $13,892      $6,988
                             =======      =======       =======      ========      ======       =======      ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         ALLIANCE     ALLIANCE                    FIDELITY
                            AIM V.I.    GROWTH AND     PREMIER        DGPF           VIP       FIDELITY     FIDELITY
                           AGGRESSIVE     INCOME       GROWTH     INTERNATIONAL    EQUITY-        VIP          VIP
                             GROWTH       CLASS B      CLASS B       EQUITY        INCOME       GROWTH     HIGH INCOME
                           -----------  -----------  -----------  -------------  -----------  -----------  -----------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM   PERIOD FROM  PERIOD FROM  PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO    5/1/01* TO    5/1/01* TO   5/1/01* TO   5/1/01* TO
                            12/31/01     12/31/01     12/31/01      12/31/01      12/31/01     12/31/01     12/31/01
                           -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $  (13)      $   (55)     $   (76)      $  (11)       $   (44)     $   (37)     $   (63)
    Net realized gain
      (loss).............        (1)         (123)         (54)          (1)            (2)        (104)         (42)
    Net unrealized gain
      (loss).............      (201)          316          314         (194)           324         (169)        (959)
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........      (215)          138          184         (206)           278         (310)      (1,064)
                             ------       -------      -------       ------        -------      -------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --            --           --           --             --           --           --
    Insurance and other
      charges............       (11)         (168)        (179)          --            (68)         (26)        (123)
    Transfers between
      sub--accounts
      (including fixed
      account), net......     1,984        33,276       20,841           --          8,883       18,844       14,340
    Other transfers from
      (to) the General
      Account............        --            98          180           --             --           12            5
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000         2,000        4,000        2,000          4,000        4,000        4,000
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     3,973        35,206       24,842        2,000         12,815       22,830       18,222
                             ------       -------      -------       ------        -------      -------      -------
    Net increase
      (decrease) in net
      assets.............     3,758        35,344       25,026        1,794         13,093       22,520       17,158
  NET ASSETS:
    Beginning of year....        --            --           --           --             --           --           --
                             ------       -------      -------       ------        -------      -------      -------
    End of year..........    $3,758       $35,344      $25,026       $1,794        $13,093      $22,520      $17,158
                             ======       =======      =======       ======        =======      =======      =======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       FT VIP
                                         FIDELITY     FRANKLIN      FT VIP       FT VIP       INVESCO        JANUS
                            FIDELITY      VIP II      LARGE CAP    FRANKLIN      MUTUAL         VIF          ASPEN
                               VIP         ASSET       GROWTH      SMALL CAP     SHARES       HEALTH         GROWTH
                            OVERSEAS      MANAGER      CLASS 2      CLASS 2      CLASS 2     SCIENCES    SERVICE SHARES
                           -----------  -----------  -----------  -----------  -----------  -----------  --------------
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM
                           5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO   5/1/01* TO     5/1/01* TO
                            12/31/01     12/31/01     12/31/01     12/31/01     12/31/01     12/31/01       12/31/01
                           -----------  -----------  -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............    $  (10)      $  (12)      $   (4)      $  (15)      $     8      $   (3)       $   (33)
    Net realized gain
      (loss).............        (2)          --          412           (4)          122           1              6
    Net unrealized gain
      (loss).............      (376)         (44)        (656)          69           419         113            (99)
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets from
      operations.........      (388)         (56)        (248)          50           549         111           (126)
                             ------       ------       ------       ------       -------      ------        -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........        --           --           --           --            --          --             --
    Insurance and other
      charges............        --           --           --          (16)          (55)        (27)           (44)
    Transfers between
      sub--accounts
      (including fixed
      account), net......        --           --           --        2,496         9,980       4,990          7,484
    Other transfers from
      (to) the General
      Account............        --           --           --           --            --          --             --
    Net increase
      (decrease) in
      investment by
      Sponsor............     2,000        2,000        2,000        4,000         2,000       4,000          4,000
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     2,000        2,000        2,000        6,480        11,925       8,963         11,440
                             ------       ------       ------       ------       -------      ------        -------
    Net increase
      (decrease) in net
      assets.............     1,612        1,944        1,752        6,530        12,474       9,074         11,314
  NET ASSETS:
    Beginning of year....        --           --           --           --            --          --             --
                             ------       ------       ------       ------       -------      ------        -------
    End of year..........    $1,612       $1,944       $1,752       $6,530       $12,474      $9,074        $11,314
                             ======       ======       ======       ======       =======      ======        =======


                              T. ROWE
                               PRICE
                           INTERNATIONAL
                               STOCK
                           -------------
                            PERIOD FROM
                            5/1/01* TO
                             12/31/01
                           -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss).............     $  142
    Net realized gain
      (loss).............         (6)
    Net unrealized gain
      (loss).............       (738)
                              ------
    Net increase
      (decrease) in net
      assets from
      operations.........       (602)
                              ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         --
    Insurance and other
      charges............        (26)
    Transfers between
      sub--accounts
      (including fixed
      account), net......      4,554
    Other transfers from
      (to) the General
      Account............         --
    Net increase
      (decrease) in
      investment by
      Sponsor............      4,000
                              ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......      8,528
                              ------
    Net increase
      (decrease) in net
      assets.............      7,926
  NET ASSETS:
    Beginning of year....         --
                              ------
    End of year..........     $7,926
                              ======

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT SPVL
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Separate Account SPVL Account ("the Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on May 1, 2001 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers twenty-nine Sub-Accounts of which all had investment activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund ("DGPF")                Delaware International Advisors Ltd.
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Products Fund II                  Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                 Janus Capital
("Janus Aspen")
T Rowe Price International Series, Inc.             T Rowe Price International
("T Rowe Price")

    The Fund Groups listed above are open-end, diversified, management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

    Under the provisions of Section 817(h) of IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                     PORTFOLIO INFORMATION
                                                                --------------------------------
                                                                                       NET ASSET
                                                                NUMBER OF   AGGREGATE    VALUE
  INVESTMENT PORTFOLIO                                            SHARES      COST     PER SHARE
  --------------------                                          ----------  ---------  ---------
  AIT Core Equity.............................................      2,625   $  4,962    $ 1.633
  AIT Equity Index............................................     11,295     29,856      2.715
  AIT Government Bond.........................................      1,941      2,064      1.077
  AIT Money Market............................................    112,300    112,300      1.000
  AIT Select Aggressive Growth................................      2,762      4,841      1.251
  AIT Select Capital Appreciation.............................      7,189     13,618      1.940
  AIT Select Emerging Markets.................................      7,160      5,290      0.717
  AIT Select Growth...........................................      8,840     14,374      1.576
  AIT Select Growth and Income................................     15,610     19,378      1.253
  AIT Select International Equity.............................      8,942     11,195      1.113
  AIT Select Investment Grade Income..........................    145,115    162,101      1.106
  AIT Select Strategic Growth.................................     12,920      6,552      0.483
  AIT Select Strategic Income.................................     13,333     14,182      1.042
  AIT Select Value Opportunity................................      3,539      7,019      1.975
  AIM V.I. Aggressive Growth..................................        348      3,959     10.810
  Alliance Growth and Income Class B..........................      1,604     35,028     22.030
  Alliance Premier Growth Class B.............................      1,001     24,712     25.000
  DGPF International Equity...................................        129      1,988     13.900
  Fidelity VIP Equity-Income..................................        575     12,769     22.750
  Fidelity VIP Growth.........................................        670     22,689     33.610
  Fidelity VIP High Income....................................      2,676     18,117      6.410
  Fidelity VIP Overseas.......................................        116      1,988     13.880
  Fidelity VIP II Asset Manager...............................        134      1,988     14.510
  FT VIP Franklin Large Cap Growth Class 2....................        121      2,408     14.430
  FT VIP Franklin Small Cap Class 2...........................        365      6,461     17.850
  FT VIP Mutual Shares Class 2................................        889     12,055     14.030
  INVESCO VIF Health Sciences.................................        498      8,961     18.200
  Janus Aspen Growth Service Shares...........................        573     11,413     19.760
  T. Rowe Price International Stock...........................        691      8,664     11.470

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    FAFLIC deducts a daily charge against the net asset value of each Sub-Account, at an annual rate of 0.90%, for mortality and expense risks assumed by FAFLIC in relation to the variable portion of the Policies. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC.

    On the Monthly Processing Date, until the Final Payment Date, FAFLIC makes deductions from Policy Value as compensation for providing insurance benefits (which vary by policy) and any additional benefits provided by optional riders. During the first ten Policy years FAFLIC makes a monthly charge at an annual

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

rate of 0.90% of Policy Value as reimbursement for a portion of sales expenses incurred with respect to the Policies. During the first Policy year FAFLIC makes a monthly charge at an annual rate of 1.50% of Policy Value as partial reimbursement for Federal Income tax related to the Policies, and a monthly charge, which will vary by Policy, to offset a portion of the premium tax payable to various state and local jurisdictions. FAFLIC also makes a monthly administration charge at an annual rate of 0.20% of Policy Value, as reimbursement for administrative expenses incurred in administering the Policies. These monthly deductions are deducted from the Sub-Accounts in the ratio that the Policy Value in the Sub-Account bears to the Policy Value.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of FAFLIC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

  INVESTMENT PORTFOLIO                                          PURCHASES   SALES
  --------------------                                          ---------  --------
  AIT Core Equity.............................................  $  5,001   $     33
  AIT Equity Index............................................    30,002        146
  AIT Government Bond.........................................     2,076         12
  AIT Money Market............................................   578,170    465,870
  AIT Select Aggressive Growth................................     4,868         20
  AIT Select Capital Appreciation.............................    13,752        126
  AIT Select Emerging Markets.................................     5,319         27
  AIT Select Growth...........................................    14,479         99
  AIT Select Growth and Income................................    19,517        137
  AIT Select International Equity.............................    11,256         51
  AIT Select Investment Grade Income..........................   191,475     29,562
  AIT Select Strategic Growth.................................     6,597         40
  AIT Select Strategic Income.................................    14,269         88
  AIT Select Value Opportunity................................     7,055         34
  AIM V.I. Aggressive Growth..................................     3,978         18
  Alliance Growth and Income Class B..........................    42,844      7,612
  Alliance Premier Growth Class B.............................    32,518      7,553
  DGPF International Equity...................................     2,000         11
  Fidelity VIP Equity-Income..................................    12,883        112

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

  INVESTMENT PORTFOLIO                                          PURCHASES   SALES
  --------------------                                          ---------  --------
  Fidelity VIP Growth.........................................  $ 30,328   $  7,535
  Fidelity VIP High Income....................................    30,807     12,648
  Fidelity VIP Overseas.......................................     2,000         10
  Fidelity VIP II Asset Manager...............................     2,000         12
  FT VIP Franklin Large Cap Growth Class 2....................     2,421         10
  FT VIP Franklin Small Cap Class 2...........................     6,510         45
  FT VIP Mutual Shares Class 2................................    12,138         83
  INVESCO VIF Health Sciences.................................     9,019         59
  Janus Aspen Growth Service Shares...........................    11,491         77
  T. Rowe Price International Stock...........................     8,714         44

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                FOR THE YEAR ENDED DECEMBER 31
                                    AT DECEMBER 31          --------------------------------------
                             -----------------------------  INVESTMENT*
                                        UNIT                  INCOME     EXPENSE**     TOTAL***
                              UNITS    VALUE    NET ASSETS     RATIO       RATIO        RETURN
                             -------  --------  ----------  -----------  ---------  --------------
  AIT Core Equity (a)
  2001                         4,913  0.872674   $  4,287        1.01%       0.90%           12.73%(c)
  AIT Equity Index
  2001                        33,776  0.907878     30,665        1.39        0.90             9.21(c)
  AIT Government Bond (a)
  2001                         2,000  1.045333      2,091        5.54        0.90            -4.53(c)
  AIT Money Market
  2001                       110,367  1.017506    112,300        3.08        0.90            -1.75(c)
  AIT Select Aggressive
    Growth
  2001                         4,000  0.863880      3,456         N/A        0.90            13.61(c)
  AIT Select Capital
    Appreciation
  2001                        14,070  0.991157     13,946         N/A        0.90             0.88(c)
  AIT Select Emerging
    Markets
  2001                         5,497  0.934038      5,134         N/A        0.90             6.60(c)
  AIT Select Growth
  2001                        16,437  0.847576     13,932         N/A        0.90            15.24(c)
  AIT Select Growth and
    Income
  2001                        21,672  0.902483     19,559        0.69        0.90             9.75(c)
  AIT Select International
    Equity
  2001                        11,727  0.848647      9,952        1.74        0.90            15.14(c)
  AIT Select Investment
    Grade Income
  2001                       153,249  1.047302    160,498        8.40        0.90            -4.73(c)
  AIT Select Strategic
    Growth
  2001                         7,682  0.812323      6,240         N/A        0.90            18.77(c)
  AIT Select Strategic
    Income
  2001                        13,367  1.039229     13,892        4.41        0.90            -3.92(c)
  AIT Select Value
    Opportunity
  2001                         6,730  1.038381      6,988        0.80        0.90            -3.84(c)
  AIM V.I. Aggressive
    Growth (b)
  2001                         4,347  0.864421      3,758         N/A        0.90            13.56(c)
  Alliance Growth and
    Income Class B (b)
  2001                        38,045  0.928998     35,344        0.15        0.90             7.10(c)
  Alliance Premier Growth
    Class B
  2001                        29,164  0.858101     25,026         N/A        0.90            14.19(c)
  DGPF International Equity
    (a)
  2001                         2,000  0.897146      1,794         N/A        0.90            10.29(c)
  Fidelity VIP
    Equity-Income

                             SEPARATE ACCOUNT SPVL
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                FOR THE YEAR ENDED DECEMBER 31
                                    AT DECEMBER 31          --------------------------------------
                             -----------------------------  INVESTMENT*
                                        UNIT                  INCOME     EXPENSE**     TOTAL***
                              UNITS    VALUE    NET ASSETS     RATIO       RATIO        RETURN
                             -------  --------  ----------  -----------  ---------  --------------
  2001                        13,902  0.941805   $ 13,093         N/A%       0.90%            5.82%(c)
  Fidelity VIP Growth
  2001                        25,824  0.872018     22,520         N/A        0.90            12.80(c)
  Fidelity VIP High Income
  2001                        18,931  0.906306     17,158         N/A        0.90             9.37(c)
  Fidelity VIP Overseas (a)
  2001                         2,000  0.805850      1,612         N/A        0.90            19.42(c)
  Fidelity VIP II Asset
    Manager (a)
  2001                         2,000  0.971867      1,944         N/A        0.90             2.81(c)
  FT VIP Franklin Large Cap
    Growth
    Class 2 (a)
  2001                         2,000  0.875773      1,752        0.53        0.90            12.42(c)
  FT VIP Franklin Small Cap
    Class 2
  2001                         7,011  0.931410      6,530        0.44        0.90             6.86(c)
  FT VIP Mutual Shares
    Class 2 (b)
  2001                        12,648  0.986291     12,474        1.16        0.90             1.37(c)
  INVESCO VIF Health
    Sciences
  2001                         8,889  1.020842      9,074        0.84        0.90            -2.08(c)
  Janus Aspen Growth
    Service Shares
  2001                        14,346  0.788671     11,314         N/A        0.90            21.13(c)
  T. Rowe Price
    International Stock
  2001                         9,517  0.832861      7,926        5.54        0.90            16.71(c)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Available in Agency SPL only.
(b)  Available in Select SPL Only.
(c)  Start date of 5/1/01.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement amendment comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2.
The prospectuses consisting of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the 1933 Act.
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures.

Written consents of the following persons:
     1.    Actuarial Consent
     2.    Opinion of Counsel
     3.    Consent of Independent Accountants

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company dated October 12, 1993 authorizing the establishment of the Separate Account SPVL was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is
               incorporated by reference herein.

          (2)  Not Applicable.

          (3) (a) Underwriting and Administrative Services Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 of the VEL II Account (Registration No. 33-57792), and is incorporated by reference herein.

               (b) General Agent's Agreement was previously filed in Initial Registration Statement of VEL Account III (Registration Statement No. 333-58385) on July 3, 1998, and is incorporated by reference herein.

               (c) Compensation Schedule was previously filed in Initial Registration Statement of VEL Account III (Registration Statement No. 333-58385) on July 3, 1998, and is incorporated by reference herein.

          (4)  Not Applicable.

          (5) The following were all previously filed in Initial Registration Statement of VEL Account III (Registration Statement No. 333-58385) on July 3, 1998, and are incorporated herein by reference:

               (a) Contract was previously filed in April 2002 in Post-Effective Amendment No. is 2 of Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein;

               (b)  Accelerate Benefits Rider (LBR);

               (c)  Life Insurance 1035 Exchange Rider; and

               (d) Guaranteed Death Benefit Rider, was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is incorporated by reference herein.

     (6) Organizational documents of the Company were previously filed on November 5, 1996 Registration Statement No. 333-155569, and are incorporated by reference herein.

     (7)  Not Applicable.

     (8) (a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement is filed herewith. Amendment dated October 30, 2000 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Amendment dated June 1, 2000 to the Participation Agreement between the Company and Allmerica Investment Trust was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is
               incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein.

          (b) Form of Amendment dated May 1, 2002 to the AIM Participation Agreement is filed herewith. Form of Amendment #6 dated May 1, 2001 to the Participation Agreement between the Company and AIM Variable Insurance Funds, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 333-06383/811-7663 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

          (c) Form of Amendment dated May 1,2002 to the Alliance Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Alliance Amendment and Restated Participation Agreement, Merger and Consolidated Agreement, and Amended and Restated Participation Agreement between the Company and Alliance Variable Products Series Fund, Inc. dated August 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and are incorporated by reference herein.

          (d) Amendment dated May 1, 2001 to the Delaware Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130 and is incorporated by reference herein. Amendment dated March 29, 2000 to the Delaware Group Premium Fund Participation Agreement was previously filed in

               April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          (e) Amendment dated May 1, 2001 to the Fidelity VIP Participation Agreement is filed herewith. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and is incorporated by reference herein. Amendment dated August 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71056/811-8130, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 (Registration Statement No. 33-74184), and is incorporated by reference herein.

          (f) Amendment dated October 1, 2001 to the Fidelity VIP II Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and is incorporated by reference herein. Amendment dated August 1, 2000 to the Variable Insurance Products Fund II Participation Agreement is being filed herewith. Amendment dated March 29, 2000 and Amendment dated October 4, 1999 to the Variable Insurance Products Fund II Participation Agreement was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

          (g) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 and Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and are incorporated by reference herein.

          (h) Amendment dated December 15, 2001 to the INVESCO Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 and Participation Agreement between the Company and INVESCO Variable Investments Funds, Inc. dated March 21, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and are incorporated by reference herein.

          (i) Participation Agreement between the Company and Janus Distributors, Inc. dated February 29, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 10 of Registration Statement 33-71056/811-8130, and is incorporated by reference herein.

          (j) Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 (Registration Statement No. 33-74184), and is incorporated by reference herein.

          (k) Fidelity Service Agreement was previously filed on April 30, 1996, in Post-Effective Amendment No. 4 (Registration Statement No. 33-74184), and is incorporated by reference herein.

          (l) An Amendment to the Fidelity Service Agreement was previously filed on May 1, 1997 in Post-Effective Amendment No. 6 (Registration Statement No. 33-74184), and is incorporated by reference herein.

          (m) Service Agreement with Rowe Price-Fleming International, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 8 (Registration Statement No. 33-74184), and is incorporated by reference herein.

          (n) Fidelity Service Contract was previously filed on May 1, 1997 in Post-Effective Amendment No. 6 (Registration Statement No. 33-74184), and is incorporated by reference herein.

     (9) (a) BFDS Agreements for lockbox and mailroom services, effective January 1, 1997, were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of the VEL II Account (Registration Statement No. 33-57792), and are incorporated by reference herein.

          (b)  Directors' Power of Attorney is filed herewith.

     (10) Form of Application was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos. 333-45914/811-10133) on September 15, 2000, and is incorporated by reference herein. Amended Application for Prospectus B was previously filed on December 29, 2000 in Post-Effective Amendment No. 1 to Registration Statement No. 333-45914/811-10133, and is incorporated by reference herein.

2.   Form of Contract and Contract riders are included in Exhibit 1(5) above.

3.   Opinion of Counsel is filed herewith.

4.   Not Applicable.

5.   Not Applicable.

6.   Actuarial Consent is filed herewith.

7. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act, which includes conversion procedures pursuant to Rule
     6e-3(T)(b)(13)(v)(B) was previously filed in the Initial Registration Statement of Separate SPVL (Registration Statement Nos.
     333-45914/811-10133) on September 15, 2000, and is incorporated by reference herein.

8.   Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                            SEPARATE ACCOUNT SPVL OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                           By: /s/ Charles F. Cronin
                               ---------------------
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                  TITLE                                                         DATE
----------                  -----                                                         ----

/s/ Warren E. Barnes        Vice President and Corporate Controller                       April 1, 2002
------------------------
Warren E. Barnes

Edward J. Parry*            Director, Vice President and Chief Financial Officer
------------------------

Richard M. Reilly*          Director and Senior Vice President
------------------------

John F. O'Brien*            Director, President  and Chief Executive Officer
------------------------

Bruce C. Anderson*          Director and Vice President
------------------------

Mark R. Colborn*            Director and Vice President
------------------------

John P. Kavanaugh*          Director, Vice President and Chief Investment Officer
------------------------

J. Kendall Huber*           Director, Vice President and General Counsel
------------------------

Mark A. Hug*                Director and Vice President
------------------------

Robert P. Restrepo, Jr.*    Director and Vice President
------------------------

Gregory D. Tranter*         Director and Vice President
------------------------


Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-45914)

                             FORM S-6 EXHIBIT TABLE

Exhibit 1(8)(a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement

Exhibit 1(8)(b) Form of Amendment dated May 1, 2002 to the AIM Investment Trust Participation Agreement

Exhibit 1(8)(c) Form of Amendment dated May 1,2002 to the Alliance Participation Agreement

Exhibit 1(8)(d) Amendment dated May 1, 2001 to the Delaware Participation Agreement

Exhibit 1(8)(e) Amendment dated May 1, 2001 to the Fidelity VIP Participation Agreement

Exhibit 1(8)(f) Amendment dated October 1, 2001 to the Fidelity VIP II Participation Agreement

Exhibit 1(8)(g) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement

Exhibit 1(8)(h) Amendment dated December 15, 2001 to the INVESCO Participation Agreement

Exhibit 1(9)(b)     Directors' Power of Attorney

Exhibit 3           Opinion of Counsel

Exhibit 6           Actuarial Consent

Exhibit 8           Consent of Independent Accountants